                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 33-64872

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 34                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-7820

     Amendment No. 34                                                 [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

  David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

        Approximate Date of Proposed Public Offering:  July 29, 2005

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on (July 29, 2005)pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

July 29, 2005

American Century
Investments
prospectus

Investor Class
Institutional Class
Large Company Value Fund

LARGE COMPANY VALUE FUND IS CLOSED TO NEW SELF-DIRECTED RETAIL INVESTORS BUT IS
AVAILABLE THROUGH FINANCIAL INTERMEDIARIES. SELF-DIRECTED RETAIL INVESTORS WITH
OPEN ACCOUNTS MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL
GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNTS REMAIN OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping you achieve your financial goals. That's why we focus on achieving superior results and building long-term relationships with our investors. We believe an important first step is to provide you with an easy-to-read prospectus.

In the prospectus, you will find the information you need to make confident decisions about your investments. For example, you can find a fund's objectives, performance history, fees and much more.* Additionally, this information is useful when comparing funds.

We realize you may have questions after reading this prospectus. If so, please contact our Investor Services Representatives at 1-800-345-2021. They are
available weekdays from 7 a.m. to 7 p.m. and Saturdays from 9 a.m. to 2 p.m.
Central time. If you prefer, you can visit our Web site, americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

/s/ Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

* You'll notice that this prospectus includes information about Investor Class and Institutional Class shares. Investor Class shares are available directly from American Century and Institutional Class shares are offered primarily through employer-sponsored retirement plans, banks, broker-dealers and insurance companies. Please be aware of which class you are considering or already own.

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Large Company Value seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Large Company Value, the portfolio managers look for companies whose stock price may not adequately reflect the company's value. The managers attempt to purchase the stock of these undervalued companies and hold it until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Large Company Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Index.

The fund's principal risks include

* MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

* PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

* PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

* STYLE RISK - If the fund's investment style is out of favor with the market, the fund's performance may suffer.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
6.

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

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2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class shares will differ from those shown in the chart, depending on the expenses of that class.

LARGE COMPANY VALUE FUND - INVESTOR CLASS(1)

[data from bar chart]

2000               9.68%

2001               7.47%

2002             -13.47%

2003              28.97%

2004              14.28%

(1) AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
    FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS -0.16%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                 HIGHEST                       LOWEST
--------------------------------------------------------------------------------
Large Company Value              17.47% (2Q 2003)              -17.67% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of the fund's Institutional Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for the
Institutional Class shares will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

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3

The S&P 500 Index is viewed as a broad measure of U.S. stock performance. The
Russell 1000 Value Index measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

INVESTOR CLASS
                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004    1 YEAR    5 YEARS    CLASS(1)
--------------------------------------------------------------------------------
Large Company Value
Return Before Taxes                              14.28%    8.49%      6.59%
Return After Taxes on Distributions              13.95%    8.01%      6.10%
Return After Taxes on Distributions
   and Sale of Fund Shares                       9.68%     7.10%      5.42%
Russell 1000® Value Index
   (reflects no deduction for fees,
   expenses or taxes)                            16.49%    5.27%      4.46%(2)
S&P 500 Index
   (reflects no deduction for fees,
   expenses or taxes)                            10.88%   -2.30%     -0.19%(2)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE INVESTOR CLASS IS JULY 30, 1999.

(2) SINCE JULY 31, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004      1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Large Company Value
Return Before Taxes                                14.50%      7.30%
Russell 1000® Value Index
   (reflects no deduction for fees,
   expenses or taxes)                              16.49%      6.15%(2)
S&P 500 Index
   (reflects no deduction for fees,
   expenses or taxes)                              10.88%      1.72%(2)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS AUGUST 10, 2001.

(2) SINCE JULY 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at americancentury.com.

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4

FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century

* to reinvest dividends in additional shares

* to exchange into the same class of shares of other American Century funds

* to redeem your shares, other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
  Maximum Account Maintenance Fee                                       $25(1)
--------------------------------------------------------------------------------

(1) APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
    AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
    Investing with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                         TOTAL ANNUAL
                       MANAGEMENT   DISTRIBUTION AND       OTHER         FUND OPERATING
                       FEE(1)       SERVICE (12B-1) FEES   EXPENSES(2)   EXPENSES
----------------------------------------------------------------------------------------
Large Company Value
  Investor Class         0.87%        None                   0.00%         0.87%
----------------------------------------------------------------------------------------
  Institutional Class    0.67%        None                   0.00%         0.67%
----------------------------------------------------------------------------------------

(1) BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
    HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
    GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
    ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR AN
    EXPLANATION OF STRATEGY ASSETS.

(2) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
    LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Large Company Value
  Investor Class             $89          $277          $481          $1,069
--------------------------------------------------------------------------------
  Institutional Class        $68          $214          $373            $833
--------------------------------------------------------------------------------

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5

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stock of these undervalued companies and hold it until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers may sell stocks from the fund's portfolio if they believe a stock no longer meets their valuation criteria.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

Large Company Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Index.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in U.S. EQUITY SECURITIES at all times.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO COMMON
        STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

------
6

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

------
7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND
TO THE ADVISOR AS A PERCENTAGE OF
AVERAGE NET ASSETS FOR THE MOST RECENT         INVESTOR         INSTITUTIONAL
FISCAL YEAR ENDED MARCH 31, 2005               CLASS            CLASS
--------------------------------------------------------------------------------
Large Company Value                            0.87%            0.67%
--------------------------------------------------------------------------------

------
8

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

MARK MALLON

Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages Large Company Value since its inception. He joined American Century in April 1997 as managing director of value and quantitative equities. From August 1978 until he joined American Century, Mr.
Mallon was employed in several positions by Federated Investors, and had served as president and chief executive officer of Federated Investment Counseling and executive vice president of Federated Research Corporation since January 1990.
Mr. Mallon has a bachelor of arts from Westminster College and an MBA from
Cornell University. He is a CFA charterholder.

CHARLES A. RITTER

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Company Value since its inception. He joined
American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a vice president and portfolio manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an
MBA from the University of Chicago. He is a CFA charterholder.

BRENDAN HEALY

Mr. Healy, Vice President and Portfolio Manager, has been a member of the team that manages Large Company Value since he joined American Century in April 2000.
He became a portfolio manager in February 2004. He has a bachelor's degree in mechanical engineering from the University of Arizona and an MBA from the
University of Texas - Austin. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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9

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For American
Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

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10

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                          INSTITUTIONAL CLASS

Investor Services Representative        Service Representative
1-800-345-2021                          1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.

* The fund name

* Your American Century account number, if known*

* Your name

* The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE-OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

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11

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                          INSTITUTIONAL CLASS

P.O. Box 419200                         P.O. Box 419385
Kansas City, MO 64141-6200              Kansas City, MO 64141-6385

Fax                                     Fax
816-340-7962                            816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

You may sell shares automatically by establishing Check-A-Month or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a Representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                        4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 5 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

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12

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA) and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

        [graphic of triangle]

        PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
        ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
        (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS),
        AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY BUSINESS,
        BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE
        ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE
        SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

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13

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

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14

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

* Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

* Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

* You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

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15

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a FINANCIAL INTERMEDIARY or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

* minimum investment requirements

* exchange policies

* fund choices

* cutoff time for investments

* trading restrictions

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your intermediary or plan sponsor.

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        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

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16

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by ensuring that they are educated about the fund, and to help such intermediaries defray costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The fund has authorized certain financial intermediaries to accept orders on its behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

* for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

* for funds that invest in debt securities, a debt security has been declared in default; or

* trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

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18

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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19

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

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        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income                5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

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20

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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21

MULTIPLE CLASS INFORMATION

American Century offers seven classes of shares of the fund through financial intermediaries: Investor Class, Institutional Class, A Class, B Class, C Class,
R Class and Advisor Class. The shares offered by this prospectus are Investor
Class and Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees.
Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

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22

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to investors

* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

* NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

* PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights  have been audited by Deloitte  &  Touche LLP. The fund's Report of Independent Registered Public Accounting Firm and the financial statements  are included in the fund's annual  report,  which is available  upon request.

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23

LARGE COMPANY VALUE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

----------------------------------------------------------------------------------------
                               2005       2004         2003        2002       2001
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value,               $5.89      $4.29        $5.53       $5.08      $4.59
Beginning of Period
----------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
   Net Investment Income(1)    0.12       0.09         0.08        0.07       0.08
------------------------------
   Net Realized and            0.51       1.59         (1.25)      0.45       0.48
   Unrealized Gain (Loss)
----------------------------------------------------------------------------------------
   Total From                  0.63       1.68         (1.17)      0.52       0.56
   Investment Operations
----------------------------------------------------------------------------------------
Distributions
------------------------------
   From Net                    (0.11)     (0.08)       (0.07)      (0.07)     (0.07)
   Investment Income
------------------------------
   From Net Realized Gains     (0.02)     -            -           -          -
----------------------------------------------------------------------------------------
   Total Distributions         (0.13)     (0.08)       (0.07)      (0.07)     (0.07)
----------------------------------------------------------------------------------------
Net Asset Value,               $6.39      $5.89        $4.29       $5.53      $5.08
End of Period
----------------------------------------------------------------------------------------
   TOTAL RETURN(2)             10.73%     39.34%       (21.19)%    10.20%     12.38%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets             0.87%      0.90%        0.90%       0.90%      0.90%
------------------------------
Ratio of Net
Investment Income to
Average Net Assets             1.90%      1.58%        1.75%       1.34%      1.62%
------------------------------
Portfolio Turnover Rate        18%        14%          30%         34%        55%
------------------------------
Net Assets,
End of Period
(in thousands)                 $659,277   $350,516     $152,641    $69,961    $19,348
----------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
    PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
    CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
    WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
    MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
    ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
    GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
    CLASS AND ANOTHER.

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24

LARGE COMPANY VALUE FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

------------------------------------------------------------------------------
                               2005         2004         2003        2002(1)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value,               $5.89        $4.29        $5.53       $5.44
Beginning of Period
------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
   Net Investment Income(2)    0.13         0.10         0.09        0.06
----------------------------
   Net Realized and            0.51         1.59         (1.25)      0.08
   Unrealized Gain (Loss)
------------------------------------------------------------------------------
   Total From                  0.64         1.69         (1.16)      0.14
   Investment Operations
------------------------------------------------------------------------------
Distributions
----------------------------
   From Net                    (0.12)       (0.09)       (0.08)      (0.05)
   Investment Income
----------------------------
   From Net Realized Gains     (0.02)       -            -           -
------------------------------------------------------------------------------
   Total Distributions         (0.14)       (0.09)       (0.08)      (0.05)
------------------------------------------------------------------------------
Net Asset Value,               $6.39        $5.89        $4.29       $5.53
End of Period
------------------------------------------------------------------------------
   TOTAL RETURN(3)             10.94%       39.61%       (21.03)%    2.69%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets             0.67%        0.70%        0.70%       0.70%(4)
---------------------------
Ratio of Net
Investment Income to
Average Net Assets             2.10%        1.78%        1.95%       1.74%(4)
---------------------------
Portfolio Turnover Rate        18%          14%          30%         34%(5)
---------------------------
Net Assets,
End of Period
(in thousands)                 $438,518     $151,622     $21,110     $2,632
------------------------------------------------------------------------------

(1) AUGUST 10, 2001 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2002.

(2) COMPUTED USING THE AVERAGE SHARES THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
    ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2002.

------
25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
Large Company
Value Fund
  Investor Class                987               ALVIX          LgComVal
--------------------------------------------------------------------------------
  Institutional Class           487               ALVSX          LgComVal
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
americancentury.com

Investor Class                          Institutional Class
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

0507
SH-PRS-43683

July 29, 2005

American Century Investments
prospectus

A Class
B Class
C Class
R Class
Advisor Class
Large Company Value Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/ Brian Jeter

Brian Jeter Senior
Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Large Company Value seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Large Company Value, the portfolio managers look for companies whose stock price may not adequately reflect the company's value. The managers attempt to purchase the stock of these undervalued companies and hold it until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Large Company Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Index.

The fund's principal risks include

* MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

* PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

* PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

* STYLE RISK - If the fund's investment style is out of favor with the market, the fund's performance may suffer.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
8.

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. The returns of the fund's other classes of shares will differ from those shown in the chart, depending on the expenses of those classes.

LARGE COMPANY VALUE FUND - ADVISOR CLASS(1)

[data from bar chart]

2001                 7.20%

2002               -13.70%

2003                28.42%

2004                14.20%

(1) AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
    FUND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS -0.28%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                 HIGHEST                       LOWEST
--------------------------------------------------------------------------------
Large Company Value              17.40% (2Q 2003)              -17.73% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Advisor
Class shares calculated three different ways. Additional tables show the average annual total returns of the fund's A Class, B Class, C Class and R Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Class shares. After-tax returns for other share classes will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

------
3

The S&P 500 Index is viewed as a broad measure of U.S. stock performance. The
Russell 1000 Value Index measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

ADVISOR CLASS
                                                                       LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004          1 YEAR          CLASS(1)
--------------------------------------------------------------------------------
Large Company Value
Return Before Taxes                                    14.20%          9.53%
Return After Taxes on Distributions                    13.91%          9.15%
Return After Taxes on Distributions
   and Sale of Fund Shares                             9.58%           8.06%
Russell 1000® Value Index
   (reflects no deduction for fees,
   expenses or taxes)                                  16.49%          4.92%(2)
S&P 500 Index
   (reflects no deduction for fees,
   expenses or taxes)                                  10.88%          -2.33%(2)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE ADVISOR CLASS IS OCTOBER 26, 2000.

(2) SINCE OCTOBER 31, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

A CLASS
                                                                       LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004          1 YEAR          CLASS(1)
--------------------------------------------------------------------------------
Large Company Value(2)
Return Before Taxes                                    7.66%           19.92%
Russell 1000® Value Index
   (reflects no deduction for fees,
   expenses or taxes)                                  16.49%          25.79%
S&P 500 Index
   (reflects no deduction for fees,
   expenses or taxes)                                  10.88%          22.06%
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE A CLASS IS JANUARY 31, 2003.

(2) RETURNS ASSUME THE DEDUCTION OF ALL SALES LOADS, CHARGES AND OTHER
    FEES ASSOCIATED WITH THE FUND. YOUR ACTUAL RETURNS MAY VARY DEPENDING ON
    THE CIRCUMSTANCES OF YOUR INVESTMENT.

B CLASS
                                                                       LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004          1 YEAR          CLASS(1)
--------------------------------------------------------------------------------
Large Company Value(2)
Return Before Taxes                                    9.49%           21.10%
Russell 1000® Value Index
   (reflects no deduction for fees,
   expenses or taxes)                                  16.49%          25.79%
S&P 500 Index
   (reflects no deduction for fees,
   expenses or taxes)                                  10.88%          22.06%
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE B CLASS IS JANUARY 31, 2003.

(2) RETURNS ASSUME THE DEDUCTION OF ALL SALES LOADS, CHARGES AND OTHER
    FEES ASSOCIATED WITH THE FUND. YOUR ACTUAL RETURNS MAY VARY DEPENDING ON
    THE CIRCUMSTANCES OF YOUR INVESTMENT.

------
4

C CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004      1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Large Company Value
Return Before Taxes                                13.54%      8.42%
Russell 1000® Value Index
   (reflects no deduction for fees,
   expenses or taxes)                              16.49%      10.86%(2)
S&P 500 Index
   (reflects no deduction for fees,
   expenses or taxes)                              10.88%      6.13%(2)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE C CLASS IS NOVEMBER 7, 2001.

(2) SINCE OCTOBER 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

R CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004      1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Large Company Value
Return Before Taxes                                13.71%      20.16%
Russell 1000® Value Index
   (reflects no deduction for fees,
   expenses or taxes)                              16.49%      22.96%(2)
S&P 500 Index
   (reflects no deduction for fees,
   expenses or taxes)                              10.88%      16.84%(2)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE R CLASS IS AUGUST 29, 2003.

(2) SINCE AUGUST 31, 2003, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

------
5

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                   ADVISOR
                                          A CLASS   B CLASS    C CLASS    R CLASS  CLASS
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)               5.75%     None       None       None     None
   Imposed on Purchases
   (as a percentage of offering price)
--------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)      None(1)   5.00%(2)   1.00%(3)   None     None
   (as a percentage of the original
   offering price for B Class
   shares or the lower of the original
   offering price or redemption proceeds
   for A and C Class shares)
--------------------------------------------------------------------------------------------

(1) INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
    A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
    WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2) THIS CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES
    OVER THE NEXT FIVE YEARS AS SHOWN ON PAGE 14, AND IS ELIMINATED AFTER SIX
    YEARS.

(3) THIS CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE AND IS
    ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                      DISTRIBUTION                  TOTAL ANNUAL
                        MANAGEMENT    AND SERVICE      OTHER        FUND OPERATING
                        FEE(1)        (12B-1) FEES     EXPENSES(2)  EXPENSES
------------------------------------------------------------------------------------
Large Company Value
  A Class               0.87%         0.25%(3)         0.00%        1.12%
------------------------------------------------------------------------------------
  B Class               0.87%         1.00%(3)         0.00%        1.87%
------------------------------------------------------------------------------------
  C Class               0.87%         1.00%(3)         0.00%        1.87%
------------------------------------------------------------------------------------
  R Class               0.87%         0.50%(3)(4)      0.00%        1.37%
------------------------------------------------------------------------------------
  Advisor Class         0.62%         0.50%(5)         0.00%        1.12%
------------------------------------------------------------------------------------

(1) BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
    HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
    GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
    ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR AN
    EXPLANATION OF STRATEGY ASSETS.

(2) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
    LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(3) THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
    THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
    INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
    INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
    INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE 24.

(4) FOR THE FISCAL YEAR ENDED MARCH 31, 2005, THE FUND'S R CLASS RECEIVED
    A PARTIAL REIMBURSEMENT OF ITS DISTRIBUTION FEE. TAKING INTO ACCOUNT THE
    REIMBURSEMENT, THE DISTRIBUTION AND SERVICE FEE WAS 0.46% AND THE TOTAL
    ANNUAL FUND OPERATING EXPENSE WAS 1.33%.

(5) THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
    THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
    INTERMEDIARIES. HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
    RECORDKEEPING AND ADMINISTRATIVE SERVICES PROVIDED BY FINANCIAL
    INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF THE
    UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
    FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
    IS THE SAME FOR ALL CLASSES. FOR MORE INFORMATION, SEE Service,
    Distribution and Administrative Fees, PAGE 24.

------
6

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

* invest $10,000 in the fund

* redeem all of your shares at the end of the periods shown below

* earn a 5% return each year

* incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Large Company Value
  A Class                    $682          $909           $1,154         $1,853
--------------------------------------------------------------------------------
  B Class                    $589          $884           $1,104         $1,978
--------------------------------------------------------------------------------
  C Class                    $189          $584           $1,004         $2,171
--------------------------------------------------------------------------------
  R Class                    $139          $432           $746           $1,636
--------------------------------------------------------------------------------
  Advisor Class              $114          $355           $615           $1,356
--------------------------------------------------------------------------------

The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares and thus did not incur such charges:

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Large Company Value
  A Class                    $682          $909           $1,154         $1,853
--------------------------------------------------------------------------------
  B Class                    $189          $584           $1,004         $1,978
--------------------------------------------------------------------------------
  C Class                    $189          $584           $1,004         $2,171
--------------------------------------------------------------------------------
  R Class                    $139          $432           $746           $1,636
--------------------------------------------------------------------------------
  Advisor Class              $114          $355           $615           $1,356
--------------------------------------------------------------------------------

------
7

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stock of these undervalued companies and hold it until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers may sell stocks from the fund's portfolio if they believe a stock no longer meets their valuation criteria.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

Large Company Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Index.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in U.S. EQUITY SECURITIES at all times.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO
        COMMON STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

------
8

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

------
9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND
TO THE ADVISOR AS A PERCENTAGE OF
AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED
MARCH 31, 2005                   A CLASS   B CLASS   C CLASS   R CLASS   ADVISOR CLASS
--------------------------------------------------------------------------------------
Large Company Value               0.87%     0.87%     0.87%     0.87%      0.62%
--------------------------------------------------------------------------------------

------
10

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

MARK MALLON

Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages Large Company Value since its inception. He joined American Century in April 1997 as managing director of value and quantitative equities. From August 1978 until he joined American Century, Mr.
Mallon was employed in several positions by Federated Investors, and had served as president and chief executive officer of Federated Investment Counseling and executive vice president of Federated Research Corporation since January 1990.
Mr. Mallon has a bachelor of arts from Westminster College and an MBA from
Cornell University. He is a CFA charterholder.

CHARLES A. RITTER

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Company Value since its inception. He joined
American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a vice president and portfolio manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an
MBA from the University of Chicago. He is a CFA charterholder.

BRENDAN HEALY

Mr. Healy, Vice President and Portfolio Manager, has been a member of the team that manages Large Company Value since he joined American Century in April 2000.
He became a portfolio manager in February 2004. He has a bachelor's degree in mechanical engineering from the University of Arizona and an MBA from the
University of Texas - Austin. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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11

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

The fund offers the A, B, C, R and Advisor Classes through this prospectus.
Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                    B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                    No initial sales charge
--------------------------------------------------------------------------------
                                           Contingent deferred
Generally no contingent deferred           sales charge on
sales charge(2)                            redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                         12b-1 fee of 1.00%
--------------------------------------------------------------------------------
                                           Convert to A Class shares
No conversion feature                      eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                 Aggregate purchases are limited to
for long-term investors                    amounts less than $100,000
--------------------------------------------------------------------------------

C CLASS                                    ADVISOR CLASS AND R CLASS
--------------------------------------------------------------------------------
No initial sales charge                    No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on        No contingent deferred sales charge
redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                         12b-1 fee of 0.50%(3)
--------------------------------------------------------------------------------
No conversion feature                      No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases are                    Generally offered through qualified
limited to amounts less than               retirement plans and other
$1,000,000; generally more                 fee-based arrangements
appropriate for short-term investors
--------------------------------------------------------------------------------

(1) THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
    YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
    CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2) A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
    CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
    OF PURCHASE.

(3) WHILE THE ADVISOR CLASS AND R CLASS HAVE THE SAME 12B-1 FEE, THEIR
    TOTAL ANNUAL FUND OPERATING EXPENSES WILL BE DIFFERENT BECAUSE OF THE
    ADVISOR CLASS'S LOWER UNIFIED MANAGEMENT FEE. SEE PAGE 6 FOR MORE DETAILS.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

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12

CALCULATION OF SALES CHARGES

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
"Investors Using Advisors" and "Investment Professionals" portions of the Web site. From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

                                                             AMOUNT PAID TO
                          SALES CHARGE     SALES CHARGE      FINANCIAL ADVISOR
                          AS A % OF        AS A % OF NET     AS A % OF
PURCHASE AMOUNT           OFFERING PRICE   AMOUNT INVESTED   OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000         5.75%            6.10%             5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999         4.75%            4.99%             4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999       3.75%            3.90%             3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999       2.50%            2.56%             2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999       2.00%            2.04%             1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999   0.00%            0.00%             1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999   0.00%            0.00%             0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more       0.00%            0.00%             0.25%(1)
--------------------------------------------------------------------------------

(1) FOR PURCHASES OVER $1,000,000 BY QUALIFIED RETIREMENT PLANS, NO
    UPFRONT AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

* Certain trust accounts

* Solely controlled business accounts

* Single-participant retirement plans

* Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts, rather than accounts aggregated at the intermediary level, may be included.

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13

CONCURRENT PURCHASES. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. Such purchases will be valued at their historical cost for this purpose. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested dividends do not apply toward these combined purchases. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

* purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

* wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

* present or former officers, directors and employees (and their families)
  of American Century

* qualified retirement plan purchases

* IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

* certain other investors as deemed appropriate by American Century

B Class

B Class shares are sold at their net asset value without an initial sales charge. For sales of B Class shares, the amount paid to your financial advisor is 4.00% of the amount invested. If you redeem your shares within six years of purchase you will pay a contingent deferred sales charge (CDSC) as set forth below. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial advisor. There is no
CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTIONS DURING                        CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                                  5.00%
--------------------------------------------------------------------------------
2nd year                                  4.00%
--------------------------------------------------------------------------------
3rd year                                  3.00%
--------------------------------------------------------------------------------
4th year                                  3.00%
--------------------------------------------------------------------------------
5th year                                  2.00%
--------------------------------------------------------------------------------
6th year                                  1.00%
--------------------------------------------------------------------------------
After 6th year                            None
--------------------------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A
Class shares (which carry a 0.25% 12b-1 fee) in the month of the eight-year anniversary of the purchase date.

------
14

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial advisor is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial advisor.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

*    redemptions through systematic withdrawal plans not exceeding annually:

*    12% of the lesser of the original purchase cost or current market value for
     A Class shares

*    12% of the original purchase cost for B Class shares

*    12% of the lesser of the original purchase cost or current market value for
     C Class shares

*    distributions  from IRAs due to  attainment of age 59 1/2 for A Class and C
     Class shares

*    required minimum  distributions from retirement  accounts upon reaching age
     70 1/2

*    tax-free returns of excess contributions to IRAs

*    redemptions due to death or post-purchase disability

*    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

*    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan, for A Class shares only

*    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

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15

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

* The exchange is for a minimum of $100

* For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will depend on the policies of the financial intermediary through which you do business. Some policy differences may include

* minimum investment requirements

* exchange policies

* fund choices

* cutoff time for investments

* trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of a fund's annual report, semiannual report and statement of additional information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

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16

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to

------
17

impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to

------
18

the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

* Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

* Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

* You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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19

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

* for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

* for funds that invest in debt securities, a debt security has been declared in default; or

* trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

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20

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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21

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income                5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

------
22

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
23

MULTIPLE CLASS INFORMATION

American Century offers seven classes of shares of the fund through financial intermediaries: A Class, B Class, C Class, R Class, Advisor Class, Investor
Class and Institutional Class. The shares offered by this prospectus are A, B,
C, R and Advisor Class shares, which are offered primarily through employer-sponsored retirement plans or through institutions such as investment advisors, banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described herein, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C
Class, and 0.50% for R and Advisor Class to the distributor. Under the Advisor
Class Plan, the fund's Advisor Class pays the distributor an annual fee of 0.50%
of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C
Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

------
24

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by ensuring that they are educated about the fund, and to help such intermediaries defray costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

------
25

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to investors

* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

* NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

* PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

------
26

LARGE COMPANY VALUE FUND

A Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

--------------------------------------------------------------------------------
                                              2005         2004        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $5.90        $4.29       $4.46
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(2)                   0.10         0.07        0.01
----------------------------------------
   Net Realized and Unrealized Gain (Loss)    0.50         1.61        (0.17)
--------------------------------------------------------------------------------
   Total From Investment Operations           0.60         1.68        (0.16)
--------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income                 (0.09)       (0.07)      (0.01)
----------------------------------------
   From Net Realized Gains                    (0.02)       -           -
--------------------------------------------------------------------------------
   Total Distributions                        (0.11)       (0.07)      (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $6.39        $5.90       $4.29
--------------------------------------------------------------------------------
   TOTAL RETURN(3)                            10.25%       39.22%      (3.49)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.12%        1.15%       1.15%(4)
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                  1.65%        1.33%       1.79%(4)
----------------------------------------
Portfolio Turnover Rate                       18%          14%         30%(5)
----------------------------------------
Net Assets,
End of Period
(in thousands)                                $245,416     $92,171     $3,733
--------------------------------------------------------------------------------

(1) JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2003.

------
27

LARGE COMPANY VALUE FUND

B Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

--------------------------------------------------------------------------------
                                              2005        2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $5.91       $4.29      $4.46
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(2)                   0.05        0.03       0.01
----------------------------------------
   Net Realized and Unrealized Gain (Loss)    0.52        1.62       (0.17)
--------------------------------------------------------------------------------
   Total From Investment Operations           0.57        1.65       (0.16)
--------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income                 (0.05)      (0.03)     (0.01)
----------------------------------------
   From Net Realized Gains                    (0.02)      -          -
--------------------------------------------------------------------------------
   Total Distributions                        (0.07)      (0.03)     (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $6.41       $5.91      $4.29
--------------------------------------------------------------------------------
   TOTAL RETURN(3)                            9.59%       38.41%     (3.58)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.87%       1.90%      1.88%(4)(5)
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                  0.90%       0.58%      0.74%(4)(5)
----------------------------------------
Portfolio Turnover Rate                       18%         14%        30%(6)
----------------------------------------
Net Assets,
End of Period
(in thousands)                                $13,009     $5,642     $88
--------------------------------------------------------------------------------

(1) JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) DURING THE PERIOD ENDED MARCH 31, 2003, THE DISTRIBUTOR VOLUNTARILY
    WAIVED A PORTION OF THE DISTRIBUTION AND SERVICE FEES. HAD FEES NOT BEEN
    WAIVED, THE ANNUALIZED RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
    AND ANNUALIZED RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD
    HAVE BEEN 1.90% AND 0.72%, RESPECTIVELY.

(6) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2003.

------
28

LARGE COMPANY VALUE FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

------------------------------------------------------------------------------------------
                                       2005          2004         2003         2002(1)
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,                       $5.89         $4.28        $5.53        $5.14
Beginning of Period
------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------------
   Net Investment Income(2)            0.05          0.03         0.03         0.01
--------------------------------------
   Net Realized and                    0.52          1.61         (1.25)       0.39
   Unrealized Gain (Loss)
------------------------------------------------------------------------------------------
   Total From                          0.57          1.64         (1.22)       0.40
   Investment Operations
------------------------------------------------------------------------------------------
Distributions
--------------------------------------
   From Net Investment Income          (0.05)        (0.03)       (0.03)       (0.01)
--------------------------------------
   From Net Realized Gains             (0.02)        -            -            -
------------------------------------------------------------------------------------------
   Total Distributions                 (0.07)        (0.03)       (0.03)       (0.01)
------------------------------------------------------------------------------------------
Net Asset Value,                       $6.39         $5.89        $4.28        $5.53
End of Period
------------------------------------------------------------------------------------------
   TOTAL RETURN(3)                     9.62%         38.27%       (22.13)%     7.78%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                     1.87%         1.90%        1.90%        1.90%(4)
--------------------------------------
Ratio of Net Investment Income to
Average Net Assets                     0.90%         0.58%        0.75%        0.33%(4)
--------------------------------------
Portfolio Turnover Rate                18%           14%          30%          34%(5)
--------------------------------------
Net Assets, End of Period
(in thousands)                         $40,789       $11,030      $1,163       $257
------------------------------------------------------------------------------------------

(1) NOVEMBER 7, 2001 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2002.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2002.

------
29

LARGE COMPANY VALUE FUND

R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

--------------------------------------------------------------------------------
                                                          2005          2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $5.89         $5.18
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
   Net Investment Income(2)                               0.09          0.03
-----------------------------------------------------
   Net Realized and Unrealized Gain                       0.51          0.72
--------------------------------------------------------------------------------
   Total From Investment Operations                       0.60          0.75
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
   From Net Investment Income                             (0.08)        (0.04)
-----------------------------------------------------
   From Net Realized Gains                                (0.02)        -
--------------------------------------------------------------------------------
   Total Distributions                                    (0.10)        (0.04)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $6.39         $5.89
--------------------------------------------------------------------------------
   TOTAL RETURN(3)                                        10.17%        14.63%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         1.33%(4)      1.40%(5)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      1.44%(4)      0.77%(5)
-----------------------------------------------------
Portfolio Turnover Rate                                   18%           14%(6)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                  $2,143        $168
--------------------------------------------------------------------------------

(1) AUGUST 29, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2004.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) DURING THE YEAR ENDED MARCH 31, 2005, THE CLASS RECEIVED A PARTIAL
    REIMBURSEMENT OF ITS DISTRIBUTION AND SERVICE FEE. HAD FEES NOT BEEN
    REIMBURSED, THE RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE
    RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.37%
    AND 1.40%, RESPECTIVELY.

(5) ANNUALIZED.

(6) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2004.

------
30

LARGE COMPANY VALUE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

----------------------------------------------------------------------------------------
                                2005          2004        2003        2002     2001(1)
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value,                $5.89         $4.29       $5.53       $5.08    $4.69
Beginning of Period
----------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
   Net Investment Income(2)     0.10          0.07        0.07        0.06     0.03
------------------------------
   Net Realized and             0.51          1.60        (1.25)      0.44     0.39
   Unrealized Gain (Loss)
----------------------------------------------------------------------------------------
   Total From                   0.61          1.67        (1.18)      0.50     0.42
   Investment Operations
----------------------------------------------------------------------------------------
Distributions
------------------------------
   From Net                     (0.09)        (0.07)      (0.06)      (0.05)   (0.03)
   Investment Income
-----------------------------
   From Net Realized Gains      (0.02)        -           -           -        -
----------------------------------------------------------------------------------------
   Total Distributions          (0.11)        (0.07)      (0.06)      (0.05)   (0.03)
----------------------------------------------------------------------------------------
Net Asset Value,                $6.39         $5.89       $4.29       $5.53    $5.08
   End of Period
----------------------------------------------------------------------------------------
   TOTAL RETURN(3)              10.45%        38.99%      (21.38)%    9.93%    8.94%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets              1.12%         1.15%       1.15%       1.15%    1.15%(4)
------------------------------
Ratio of Net
Investment Income to
Average Net Assets              1.65%         1.33%       1.50%       1.09%    1.53%(4)
------------------------------
Portfolio Turnover Rate         18%           14%         30%         34%      55%(5)
------------------------------
Net Assets, End of Period
(in thousands)                  $104,612      $19,265     $1,090      $6       $121
----------------------------------------------------------------------------------------

(1) OCTOBER 26, 2000 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2001.

(2) COMPUTED USING THE AVERAGE SHARES THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2001.

------
31

NOTES

------
32

NOTES

------
33

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE            FUND CODE           TICKER           NEWSPAPER LISTING
--------------------------------------------------------------------------------
Large Company
Value Fund
  A Class                   107                 ALAVX            LgComVal
--------------------------------------------------------------------------------
  B Class                   387                 ALBVX            LgComVal
--------------------------------------------------------------------------------
  C Class                   687                 ALPCX            LgComVal
--------------------------------------------------------------------------------
  R Class                   287                 ALVRX            LgComVal
--------------------------------------------------------------------------------
  Advisor Class             887                 ALPAX            LgComVal
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878
americancentury.com

0507
SH-PRS-43684

July 29, 2005

American Century
Investments
prospectus

Investor Class
Institutional Class
Equity Income Fund
Mid Cap Value Fund
Real Estate Fund
Small Cap Value Fund

AMERICAN CENTURY MONITORS THE SIZE OF SMALL CAP VALUE IN ORDER TO PRESERVE THE
SMALL CAP NATURE OF THE FUND. AT THIS TIME THE FUND IS CLOSED TO NEW
INVESTMENTS, EXCEPT THOSE FROM EXISTING INVESTORS AND THOSE MADE THROUGH A SMALL
NUMBER OF FINANCIAL INTERMEDIARIES SELECTED BY AMERICAN CENTURY. AMERICAN
CENTURY RESERVES THE RIGHT TO FURTHER RESTRICT PURCHASES OR LOOSEN RESTRICTIONS
ON PURCHASES IN THE FUTURE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping you achieve your financial goals. That's why we focus on achieving superior results and building long-term relationships with our investors. We believe an important first step is to provide you with an easy-to-read prospectus.

In the prospectus, you will find the information you need to make confident decisions about your investments. For example, you can find a fund's objectives, performance history, fees and much more.* Additionally, this information is useful when comparing funds.

We realize you may have questions after reading this prospectus. If so, please contact our Investor Services Representatives at 1-800-345-2021. They are
available weekdays from 7 a.m. to 7 p.m. and Saturdays from 9 a.m. to 2 p.m.
Central time. If you prefer, you can visit our Web site, americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

/s/ Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

* You'll notice that this prospectus includes information about Investor Class and Institutional Class shares. Investor Class shares are available directly from American Century and Institutional Class shares are offered primarily through employer-sponsored retirement plans, banks, broker-dealers and insurance companies. Please be aware of which class you are considering or already own.

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Equity Income seeks current income. Capital appreciation is a secondary objective.

Mid Cap Value and Small Cap Value seek long-term capital growth. Income is a secondary objective.

Real Estate seeks long-term capital appreciation. Income is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

For Equity Income, the portfolio managers look for securities of companies with a favorable income-paying history and with the potential for an increase in share price.

In selecting stocks for Mid Cap Value and Small Cap Value, the portfolio managers look for companies whose stock price may not reflect the company's value. The managers attempt to purchase the stock of these undervalued companies and hold it until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The Real Estate Fund invests in real estate securities. These securities include shares of real estate investment trusts (REITs) and companies engaged in the real estate industry. The portfolio managers look for real estate securities they believe will provide superior returns to the fund, focusing on companies with the potential for stock price appreciation, plus strong growth of cash flow to investors.

The chart below shows the primary differences among the funds.

  FUND                 PRIMARY INVESTMENTS
-------------------------------------------------------------------------------
  Equity Income        Equity securities of companies with a
                       favorable income-paying history
-------------------------------------------------------------------------------
  Mid Cap Value        Equity securities of mid cap companies
-------------------------------------------------------------------------------
  Real Estate          Equity securities issued by real estate
                       investment trusts and companies
                       engaged in the real estate industry
-------------------------------------------------------------------------------
  Small Cap Value      Equity securities of smaller companies
-------------------------------------------------------------------------------

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2

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

If the stocks purchased by Equity Income do not continue dividend payments, or if the market does not consider the individual stocks purchased by Mid Cap Value or Small Cap Value to be undervalued, the value of these funds' shares may decline, even if stock prices generally are rising.

An investment in the Real Estate Fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk.

Because the Real Estate Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.

The smaller companies in which Small Cap Value invests may present greater opportunities for capital appreciation than larger companies, but also may present greater risks.

A more detailed description of the funds' investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
11.

        [graphic of triangle]

        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

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3

FUND PERFORMANCE HISTORY

EQUITY INCOME FUND

REAL ESTATE FUND

SMALL CAP VALUE FUND

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class shares will differ from those shown in the charts depending on the expenses of that class.

EQUITY INCOME FUND - INVESTOR CLASS(1)

1995               29.63%

1996               23.31%

1997               28.26%

1998               12.97%

1999               -0.18%

2000               21.91%

2001               11.33%

2002               -5.00%

2003               24.25%

2004               12.53%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
     FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 0.43%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                              HIGHEST                          LOWEST
--------------------------------------------------------------------------------
Equity Income                 14.19% (4Q 1998)                 -10.74% (3Q 2002)
--------------------------------------------------------------------------------

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4

REAL ESTATE FUND - INVESTOR CLASS(1)

1996               40.81%

1997               25.21%

1998              -18.10%

1999               -2.71%

2000               27.16%

2001               10.58%

2002                5.50%

2003               39.78%

2004               29.68%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
     FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 6.92%. DURING A PORTION OF
     THE PERIOD ENDED OCTOBER 31, 1997, THE MANAGER VOLUNTARILY AGREED TO WAIVE
     ITS MANAGEMENT FEE AND REIMBURSE CERTAIN EXPENSES INCURRED BY THE INVESTOR
     CLASS. ALSO, PRIOR TO THE UNIFIED MANAGEMENT FEE STRUCTURE, EFFECTIVE JULY
     13, 1997, THE CUSTODIAN OFFSET PART OF ITS FEES FOR BALANCE CREDITS GIVEN
     TO THE FUND. DURING THE PERIOD NOVEMBER 1, 1997, THROUGH MARCH 31, 1998, A
     PORTION OF THE SUBADVISORY FEE, WHICH IS PAID FOR SUBADVISORY SERVICES, WAS
     WAIVED.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                          LOWEST
--------------------------------------------------------------------------------
Real Estate                  19.92% (4Q 1996)                 -13.35% (3Q 1998)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND - INVESTOR CLASS(1)

1999               -0.86%

2000               39.41%

2001               30.52%

2002               -11.38%

2003               36.11%

2004               21.81%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
     FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 2.50%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                         LOWEST
--------------------------------------------------------------------------------
Small Cap Value                18.62% (2Q 2003)                -19.04% (3Q 2002)
--------------------------------------------------------------------------------

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5

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of the funds' Institutional Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for the Investor Class shares. After-tax returns for the
Institutional Class shares will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

The S&P 500 is viewed as a broad measure of U.S. stock performance. The S&P
SmallCap 600/BARRA Value Index consists of S&P 600 stocks that have lower price/book ratios. The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. The Lipper
Equity Income Fund Index is a non-weighted index of the 30 largest equity income mutual funds. The Morgan Stanley REIT Index is a market capitalization-weighted, total-return index of real estate investment trusts (REITs) that meet certain liquidity requirements. The Russell 3000 Value Index measures the performance of the 3,000 largest publicly traded U.S. companies with lower price/book ratios.

INVESTOR CLASS
                                                                              LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004  1 YEAR     5 YEARS   10 YEARS  CLASS(1)
---------------------------------------------------------------------------------------
Equity Income
Return Before Taxes                            12.53%     12.51%    15.34%    N/A
Return After Taxes on Distributions            10.80%     11.10%    11.65%    N/A
Return After Taxes on Distributions            9.26%      10.14%    11.13%    N/A
   and Sale of Fund Shares
Lipper Equity Income Fund Index                13.02%     3.90%     10.63%    N/A
   (reflects no deduction for taxes)
S&P 500 Index                                  10.88%     -2.30%    12.07%    N/A
   (reflects no deduction for fees,
   expenses or taxes)
Russell 3000® Value Index                      16.94%     6.10%     13.84%    N/A
   (reflects no deduction for fees,
   expenses or taxes)
---------------------------------------------------------------------------------------

(1)  ONLY CLASSES WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW
     RETURNS FOR LIFE OF CLASS.

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6

INVESTOR CLASS
                                                                              LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004   1 YEAR   5 YEARS   10 YEARS   CLASS(1)
---------------------------------------------------------------------------------------
Real Estate
Return Before Taxes                             29.68%   21.88%    N/A        16.01%
Return After Taxes on Distributions             26.93%   19.97%    N/A        13.91%
Return After Taxes on Distributions             20.21%   18.18%    N/A        12.91%
   and Sale of Fund Shares
Morgan Stanley REIT Index                       31.49%   21.67%    N/A        14.71%(2)
   (reflects no deduction for fees,
   expenses or taxes)
---------------------------------------------------------------------------------------
Small Cap Value
Return Before Taxes                             21.81%   21.73%    N/A        16.99%
Return After Taxes on Distributions             19.11%   20.12%    N/A        15.22%
Return After Taxes on Distributions             15.23%   18.30%    N/A        13.93%
   and Sale of Fund Shares
S&P SmallCap 600/BARRA Value Index              23.25%   15.08%    N/A        11.66%
   (reflects no deduction for
   fees, expenses or taxes)
---------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE INVESTOR CLASS ARE REAL ESTATE, SEPTEMBER
     21, 1995 AND SMALL CAP VALUE, JULY 31, 1998. ONLY CLASSES WITH PERFORMANCE
     HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  SINCE SEPTEMBER 30, 1995, THE DATE CLOSEST TO THE CLASS'S INCEPTION
     FOR WHICH DATA IS AVAILABLE.

INSTITUTIONAL CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004   1 YEAR   5 YEARS   LIFE OF CLASS(1)
------------------------------------------------------------------------------------
Equity Income
Return Before Taxes                             12.61%   12.73%    10.77%
Lipper Equity Income Fund Index                 13.02%   3.90%     3.78%(2)
   (reflects no deduction for taxes)
S&P 500 Index                                   10.88%   -2.30%    2.20%(2)
   (reflects no deduction for fees,
   expenses or taxes)
Russell 3000® Value Index                       16.94%   6.10%     5.74%(2)
   (reflects no deduction for fees,
   expenses or taxes)
------------------------------------------------------------------------------------
Real Estate
Return Before Taxes                             29.86%   22.13%    13.31%
Morgan Stanley REIT Index                       31.49%   21.67%    12.29%(3)
   (reflects no deduction for fees,
   expenses or taxes)
------------------------------------------------------------------------------------
Small Cap Value
Return Before Taxes                             22.01%   21.98%    18.60%
S&P SmallCap 600/BARRA Value Index              23.25%   15.08%    14.08%(4)
   (reflects no deduction for fees,
   expenses or taxes)
------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE INSTITUTIONAL CLASS ARE EQUITY INCOME,
     JULY 8, 1998; REAL ESTATE, JUNE 16, 1997; AND SMALL CAP VALUE, OCTOBER 26,
     1998.

(2)  SINCE JULY 9, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(3)  SINCE JUNE 30, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(4)  SINCE OCTOBER 31, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

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7

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at americancentury.com.

FUND PERFORMANCE HISTORY - MID CAP VALUE

Mid Cap Value's performance history is not available as of the date of this prospectus. When a class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

For current performance information, please call us at 1-800-345-2021 or visit us at americancentury.com.

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8

FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century

* to reinvest dividends in additional shares

* to exchange into the same class of shares of other American Century funds

* to redeem your shares, other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class (all funds)
  Maximum Account Maintenance Fee                                       $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                      DISTRIBUTION                 TOTAL ANNUAL
                          MANAGEMENT  AND SERVICE     OTHER        FUND OPERATING
                          FEE         (12B-1) FEES    EXPENSES(1)  EXPENSES
----------------------------------------------------------------------------------
Equity Income
  Investor Class          0.99%(2)    None            0.00%        0.99%
----------------------------------------------------------------------------------
  Institutional Class     0.79%(2)    None            0.00%        0.79%
----------------------------------------------------------------------------------
Mid Cap Value
  Investor Class          1.00%       None            0.00%        1.00%
----------------------------------------------------------------------------------
  Institutional Class     0.80%       None            0.00%        0.80%
----------------------------------------------------------------------------------
Real Estate
  Investor Class          1.16%(2)    None            0.00%        1.16%
----------------------------------------------------------------------------------
  Institutional Class     0.96%(2)    None            0.00%        0.96%
----------------------------------------------------------------------------------
Small Cap Value
  Investor Class          1.25%(2)    None            0.00%        1.25%
----------------------------------------------------------------------------------
  Institutional Class     1.05%(2)    None            0.00%        1.05%
----------------------------------------------------------------------------------

(1)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(2)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
     HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR AN
     EXPLANATION OF STRATEGY ASSETS.

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9

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

* invest $10,000 in the fund

* redeem all of your shares at the end of the periods shown below

* earn a 5% return each year

* incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Equity Income
  Investor Class            $101         $314          $545          $1,208
--------------------------------------------------------------------------------
  Institutional Class       $81          $252          $438          $975
--------------------------------------------------------------------------------
Mid Cap Value
  Investor Class            $102         $318          $551          $1,219
--------------------------------------------------------------------------------
  Institutional Class       $82          $255          $443          $987
--------------------------------------------------------------------------------
Real Estate
  Investor Class            $118         $367          $636          $1,402
--------------------------------------------------------------------------------
  Institutional Class       $98          $305          $529          $1,173
--------------------------------------------------------------------------------
Small Cap Value
  Investor Class            $127         $395          $683          $1,503
--------------------------------------------------------------------------------
  Institutional Class       $107         $333          $577          $1,277
--------------------------------------------------------------------------------

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10

OBJECTIVES, STRATEGIES AND RISKS

EQUITY INCOME FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Equity Income seeks to provide current income. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for securities with a favorable income-paying history that have prospects for income payments to continue or increase. The portfolio managers also look for securities of companies that they believe are undervalued and have the potential for an increase in price. The fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The portfolio managers also look for companies whose dividend payments appear high when compared to the stock price.

The portfolio managers may sell stocks from the fund's portfolio if they believe:

*  a stock no longer meets their dividend payment or valuation criteria

*  a stock's risk parameters outweigh its return opportunity

*  more attractive alternatives are identified

*  specific events alter a stock's prospects.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 80% of its assets in EQUITY
SECURITIES at all times.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO
        COMMON STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

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11

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible securities, which may be rated below investment grade.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the individual stocks purchased by the fund do not continue dividend payments, or if their stock price does not increase, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices generally are rising.

The value of the fund's assets invested in bonds and other fixed-income securities will go up and down as prevailing interest rates change. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. securities, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. securities.

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12

MID CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Mid Cap Value seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stock of these undervalued companies and hold it until it has returned to favor in the market and the price has increased to, or is higher than a level the managers believe more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not accurately reflect the companies' value as determined by the portfolio managers. The managers also may consider whether the companies'
securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The portfolio managers may sell stocks from the fund's portfolio if they believe:

*  a stock no longer meets their valuation criteria

*  a stock's risk parameters outweigh its return opportunity

*  more attractive alternatives are identified

*  specific events alter a stock's prospects.

The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000 Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Mid Cap
Index.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the fund's assets invested in U.S. EQUITY SECURITIES at all times.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO
        COMMON STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

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13

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position it will not be pursuing its objective of capital growth.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. securities, the fund may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

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14

REAL ESTATE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital appreciation. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests at least 80% of its assets in EQUITY SECURITIES issued by real estate investment trusts (REITs) and companies engaged in the real estate industry. The portfolio managers look for real estate securities they believe will provide superior returns to the fund. They attempt to focus the fund's investments on real estate companies and REITs with the potential for stock price appreciation, plus strong growth of cash flow to investors.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO
        COMMON STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

The portfolio managers' real estate securities investment philosophy is that consistently excellent investment results can be achieved through superior stock selection (based on both public equity and private real estate market factors)
and risk managed portfolio construction. The portfolio managers use a disciplined investment process to manage the fund, focusing on stock selection rather than sector or theme bets. The portfolio management process relies on a continuous screen of the target universe of investments to identify companies exhibiting financial strength, and operating returns and growth prospects that are attractively priced at any given time. This process also helps the portfolio managers sell the stocks of companies whose fundamentals are no longer attractively priced.

The portfolio managers evaluate each company's ability to generate earnings over an earnings cycle, not just for the next one or two years. The portfolio managers focus research efforts on determining the normalized earnings and earnings growth of a company, from which they determine if the company's current price fully reflects its long-term value.

The portfolio managers do not attempt to time the market. Under normal market conditions, the fund invests at least 80% of its assets in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry. A company is considered to be a real estate company if, in the opinion of the portfolio managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

------
15

WHAT IS A REIT?

A real estate investment trust, or REIT, invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties.
Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans.
There are also hybrid REITs, which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund may be subject to many of the same risks as a direct investment in real estate. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.

To the extent the fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due.
Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.
Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund's performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

------
16

SMALL CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

This fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers will invest at least 80% of the fund's assets in small cap companies. The portfolio managers consider small cap companies to include those with a market capitalization no larger than that of the largest company in the S&P Small Cap 600 Index or the Russell 2000 Index. The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stock of these undervalued companies and hold it until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The portfolio managers may sell stocks from the fund's portfolio if they believe:

*  a stock no longer meets their valuation criteria

*  a stock's risk parameters outweigh its return opportunity

*  more attractive alternatives are identified

*  specific events alter a stock's prospects.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets in U.S.
EQUITY SECURITIES at all times.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO
        COMMON STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

------
17

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible securities, which may be rated below investment grade.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Because Small Cap Value generally invests in smaller companies than American
Century's similarly managed value funds (such as Equity Income), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

        [graphic of triangle]

        WHEN DETERMINING THE SIZE OF A COMPANY, THE PORTFOLIO MANAGERS WILL
        CONSIDER, AMONG OTHER FACTORS, THE CAPITALIZATION OF THE COMPANY AND THE
        AMOUNT OF REVENUES, AS WELL AS OTHER INFORMATION THEY OBTAIN ABOUT THE
        COMPANY.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

------
18

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the funds' advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate. The advisor has hired J.P. Morgan Investment Management
Inc. (JPMIM) to make the day-to-day investment decisions for Real Estate. JPMIM performs this function under the supervision of the advisor and the fund's Board of Directors. JPMIM and its predecessor companies have managed investments for clients for over eighty years. JPMIM is headquartered at 522 Fifth Avenue, New
York, New York 10036.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the funds. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the funds'
investment strategy ("strategy assets") to calculate the appropriate fee rate for the funds. The strategy assets include the funds' assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE
ADVISOR AS A PERCENTAGE OF AVERAGE NET
ASSETS FOR THE MOST RECENT FISCAL YEAR
ENDED MARCH 31, 2005                       INVESTOR CLASS  INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Equity Income                               0.99%           0.79%
--------------------------------------------------------------------------------
Mid Cap Value                               1.00%           0.80%(1)
--------------------------------------------------------------------------------
Real Estate                                 1.16%           0.96%
--------------------------------------------------------------------------------
Small Cap Value                             1.25%           1.05%
--------------------------------------------------------------------------------

(1)  ANNUALIZED.

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19

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers and analysts to manage the funds.
The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams who are jointly and primarily responsible for the day-to-day management of the funds are identified below.

Equity Income

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer - Value and Senior Vice President, has
been a member of the team that manages Equity Income since its inception. Prior to joining American Century in September 1993, he spent 11 years at Boatmen's
Trust Company in St. Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages Equity Income since October 1996. He became a portfolio manager in February 1999. He has a bachelor's degree in finance from Southern
Illinois University and an MBA in finance from the University of Missouri -
Columbia. He is a CFA charterholder.

Mid Cap Value

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer - Value and Senior Vice President, has
been a member of the team that manages Mid Cap Value since its inception. Prior to joining American Century in September 1993, he spent 11 years at Boatmen's
Trust Company in St. Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages Mid Cap Value since its inception. He became a portfolio manager in February 1999. He has a bachelor's degree in finance from Southern
Illinois University and an MBA in finance from the University of Missouri -
Columbia. He is a CFA charterholder.

MICHAEL LISS

Mr. Liss, Vice President and Portfolio Manager, has been a member of the team that manages Mid Cap Value since its inception. He joined American Century in
June 1998 and became a portfolio manager in February 2004. He has a bachelor's degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

Real Estate

The advisor provides investment advisory and management services for the fund.
The advisor has, in turn, hired JPMIM to make the day-to-day investment decisions for the fund. JPMIM performs this function under the supervision of the advisor and the fund's Board of Directors.

------
20

The portfolio manager on the investment team who is primarily responsible for the day-to-day management of the fund is:

SCOTT W. BLASDELL

Mr. Blasdell, Portfolio Manager and Analyst, has been a member of the team that manages Real Estate since joining JPMIM in August 1999. He has a bachelor's degree in economics from Williams College and an MBA from Wharton School. He is a CFA charterholder.

The representative of American Century Investment Management, Inc. who oversees the management of the fund is:

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer - Value and Senior Vice President,
supervises the American Century Real Estate team. Prior to joining American
Century in September 1993, he spent 11 years at Boatmen's Trust Company in St.
Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an
MBA from Illinois State University. He is a CFA charterholder.

Small Cap Value

BENJAMIN Z. GIELE

Mr. Giele, Vice President and Senior Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception. He joined American
Century in May 1998 and became a portfolio manager in February 1999. He has a bachelor of arts from Rice University and an MBA in finance and accounting from the University of Texas - Austin. He is a CFA charterholder.

KEVIN LAUB

Mr. Laub, Vice President and Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception. He joined American Century in
June 1998 and became a portfolio manager in February 2003. He previously held positions with Deloitte & Touche LLP. He has a bachelor's degree in business administration and an MBA from the University of Iowa. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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21

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For American
Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
22

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                          INSTITUTIONAL CLASS

Investor Services Representative        Service Representative
1-800-345-2021                          1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.

* The fund name

* Your American Century account number, if known*

* Your name

* The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE-OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
23

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                          INSTITUTIONAL CLASS
P.O. Box 419200                         P.O. Box 419385
Kansas City, MO 64141-6200              Kansas City, MO 64141-6385

Fax                                     Fax
816-340-7962                            816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

You may sell shares automatically by establishing Check-A-Month or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a Representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                        4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 5 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

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24

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

        [graphic of triangle]

        PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
        ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
        (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS),
        AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY BUSINESS,
        BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE
        ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE
        SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

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25

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

------
26

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds' Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

------
27

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a FINANCIAL INTERMEDIARY or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and statement of additional information are available from your intermediary or plan sponsor.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

------
28

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on their behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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29

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the funds' transfer agent, or other financial intermediary with the authority to accept orders on the funds' behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The funds value portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The funds may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the funds determine that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the funds' board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the funds to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the funds will fair value the security if the fair valuation would materially impact the funds' NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the funds' board.

The effect of using fair value determinations is that the funds' NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the funds' assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the funds' NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the funds' NAV is not calculated. So, the value of the funds' portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

------
30

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The funds pay distributions of substantially all of their income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. They may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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31

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income                5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

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32

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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33

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  Equity Income - Investor Class, Institutional Class, Advisor Class, C
   Class and R Class

*  Mid Cap Value - Investor Class, Institutional Class, Advisor Class and R
   Class

*  Real Estate - Investor Class, Institutional Class and Advisor Class

*  Small Cap Value - Investor Class, Institutional Class, Advisor Class and C
   Class

The shares offered by this prospectus are Investor Class and Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

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34

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The funds'
Report of Independent Registered Public Accounting Firm and the financial statements are included in the funds' annual reports, which are available upon request.

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35

EQUITY INCOME FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

--------------------------------------------------------------------------------------
                             2005         2004        2003         2002         2001
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $7.84        $6.22        $7.36        $6.47        $5.50
--------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
   Net Investment
   Income(1)                0.21         0.22         0.17         0.17         0.18
-------------------------
   Net Realized and
   Unrealized Gain (Loss)   0.61         1.71         (1.05)       0.93         0.96
--------------------------------------------------------------------------------------
   Total From
   Investment Operations    0.82         1.93         (0.88)       1.10         1.14
--------------------------------------------------------------------------------------
Distributions
-------------------------
   From Net                 (0.19)       (0.19)       (0.16)       (0.17)       (0.17)
   Investment Income
-------------------------
   From Net
   Realized Gains           (0.42)       (0.12)       (0.10)       (0.04)       -
--------------------------------------------------------------------------------------
   Total Distributions      (0.61)       (0.31)       (0.26)       (0.21)       (0.17)
--------------------------------------------------------------------------------------
   Net Asset Value,         $8.05        $7.84        $6.22        $7.36        $6.47
   End of Period
--------------------------------------------------------------------------------------
   TOTAL RETURN(2)          10.69%       31.30%       (12.09)%     17.35%       20.85%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets          0.99%        1.00%        1.00%        1.00%        1.00%
-------------------------
Ratio of Net
Investment Income to
Average Net Assets          2.56%        2.95%        2.60%        2.49%        3.02%
-------------------------
Portfolio Turnover Rate     174%         91%          120%         139%         169%
-------------------------
Net Assets,
End of Period
(in thousands)              $3,290,442   $2,248,158   $1,277,478   $1,025,143   $467,425
--------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
36

MID CAP VALUE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

--------------------------------------------------------------------------------
                                                          2005          2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.02        $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(2)                               0.09          -(3)
----------------------------------------
   Net Realized and Unrealized Gain                       1.54          0.02
--------------------------------------------------------------------------------
   Total From Investment Operations                       1.63          0.02
--------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income                             (0.06)        -
----------------------------------------
   From Net Realized Gains                                (0.27)        -
--------------------------------------------------------------------------------
   Total Distributions                                    (0.33)        -
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.32        $10.02
--------------------------------------------------------------------------------
   TOTAL RETURN(4)                                        16.40%        0.20%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         1.00%         1.00%(5)
----------------------------------------
Ratio of Net Investment Income to Average Net Assets      0.83%         0.00%(5)
----------------------------------------
Portfolio Turnover Rate                                   192%          0%
----------------------------------------
Net Assets, End of Period (in thousands)                  $42,059       $1,619
--------------------------------------------------------------------------------

(1)  FOR THE ONE DAY PERIOD ENDED MARCH 31, 2004 (INCEPTION DATE).

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. INCLUDES ADJUSTMENTS IN ACCORDANCE WITH ACCOUNTING
     PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA AND AS SUCH,
     THE NET ASSET VALUE FOR FINANCIAL REPORTING PURPOSES AND THE RETURNS BASED
     UPON THOSE NET ASSET VALUES MAY DIFFER FROM THE NET ASSET VALUE AND RETURNS
     FOR SHAREHOLDER TRANSACTIONS. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

(5)  ANNUALIZED.

------
37

REAL ESTATE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

---------------------------------------------------------------------------------
                             2005       2004       2003       2002       2001
---------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $23.09     $15.83     $16.22     $14.00     $11.74
---------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
   Net Investment Income(1)  0.46       0.46       0.59       0.57       0.58
----------------------------
   Net Realized and          1.79       7.49       (0.44)     2.21       2.27
   Unrealized Gain (Loss)
---------------------------------------------------------------------------------
   Total From                2.25       7.95       0.15       2.78       2.85
   Investment Operations
---------------------------------------------------------------------------------
Distributions
----------------------------
   From Net
   Investment Income         (0.46)     (0.54)     (0.54)     (0.56)     (0.59)
----------------------------
   From Net Realized Gains   (1.64)     (0.15)       -          -          -
---------------------------------------------------------------------------------
   Total Distributions       (2.10)     (0.69)     (0.54)     (0.56)     (0.59)
---------------------------------------------------------------------------------
Net Asset Value,
End of Period                $23.24     $23.09     $15.83     $16.22     $14.00
---------------------------------------------------------------------------------
   TOTAL RETURN(2)           9.53%      50.97%     0.93%      20.23%     24.57%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets           1.16%      1.17%      1.18%      1.20%      1.19%
----------------------------
Ratio of Net
Investment Income to
Average Net Assets           1.88%      2.28%      3.74%      3.83%      4.35%
----------------------------
Portfolio
Turnover Rate                171%       158%       162%       156%       242%
----------------------------
Net Assets,
End of Period
(in thousands)               $522,676   $393,604   $134,898   $107,599   $74,776
---------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
38

SMALL CAP VALUE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

-----------------------------------------------------------------------------------------
                             2005         2004          2003        2002        2001
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $9.71        $6.44         $8.62      $6.60        $5.04
-----------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
   Net Investment Income(1)  0.03         0.05          0.03       0.02         0.07
----------------------------
   Net Realized and
   Unrealized Gain (Loss)    1.31         3.26          (1.87)     2.20         1.74
-----------------------------------------------------------------------------------------
   Total From                1.34         3.31          (1.84)     2.22         1.81
   Investment Operations
-----------------------------------------------------------------------------------------
Distributions
----------------------------
   From Net
   Investment Income         (0.03)       (0.04)        (0.02)     (0.02)       (0.05)
----------------------------
   From Net Realized Gains   (0.95)       -             (0.32)     (0.18)       (0.20)
-----------------------------------------------------------------------------------------
   Total Distributions       (0.98)       (0.04)        (0.34)     (0.20)       (0.25)
-----------------------------------------------------------------------------------------
Net Asset Value,
   End of Period             $10.07       $9.71         $6.44      $8.62        $6.60
-----------------------------------------------------------------------------------------
   TOTAL RETURN(2)           14.00%       51.53%        (21.55)%   33.97%       36.51%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets           1.25%        1.26%         1.25%      1.25%        1.25%
----------------------------
Ratio of Net
Investment Income to
Average Net Assets           0.32%        0.59%         0.37%      0.27%        1.10%
----------------------------
Portfolio
Turnover Rate                108%         110%          104%       73%          144%
----------------------------
Net Assets,
End of Period
(in thousands)               $1,252,153   $1,050,500    $670,755   $1,305,952   $225,517
-----------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
39

EQUITY INCOME FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

-------------------------------------------------------------------------------
                             2005       2004       2003       2002      2001
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $7.85      $6.23      $7.36      $6.47     $5.50
-------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
   Net Investment Income(1)  0.22       0.24       0.19       0.19      0.20
----------------------------
   Net Realized and
   Unrealized Gain (Loss)    0.61       1.71       (1.04)     0.92      0.95
-------------------------------------------------------------------------------
   Total From
   Investment Operations     0.83       1.95       (0.85)     1.11      1.15
-------------------------------------------------------------------------------
Distributions
----------------------------
   From Net
   Investment Income         (0.20)     (0.21)     (0.18)     (0.18)    (0.18)
----------------------------
   From Net Realized Gains   (0.42)     (0.12)     (0.10)     (0.04)    -
-------------------------------------------------------------------------------
   Total Distributions       (0.62)     (0.33)     (0.28)     (0.22)    (0.18)
-------------------------------------------------------------------------------
Net Asset Value,
End of Period                $8.06      $7.85      $6.23      $7.36     $6.47
-------------------------------------------------------------------------------
   TOTAL RETURN(2)           10.91%     31.51%     (11.77)%   17.40%    21.26%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets           0.79%      0.80%      0.80%      0.80%     0.80%
----------------------------
Ratio of Net
Investment Income to
Average Net Assets           2.76%      3.15%      2.80%      2.69%     3.22%
----------------------------
Portfolio Turnover Rate      174%       91%        120%       139%      169%
----------------------------
Net Assets,
End of Period
(in thousands)               $257,195   $183,330   $77,837    $65,738   $19,130
-------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
40

MID CAP VALUE FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

--------------------------------------------------------------------------------
                                                                        2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $10.07
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
   Net Investment Income(2)                                             0.07
------------------------------------------------------------
   Net Realized and Unrealized Gain                                     1.51
--------------------------------------------------------------------------------
   Total From Investment Operations                                     1.58
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------
   From Net Investment Income                                           (0.05)
------------------------------------------------------------
   From Net Realized Gains                                              (0.27)
--------------------------------------------------------------------------------
   Total Distributions                                                  (0.32)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $11.33
--------------------------------------------------------------------------------
   TOTAL RETURN(3)                                                      15.82%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       0.80%(4)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    1.00%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                                 192%(5)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $8,082
--------------------------------------------------------------------------------

(1)  AUGUST 2, 2004 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2005.

------
41

REAL ESTATE FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

-----------------------------------------------------------------------------
                            2005       2004      2003      2002      2001
-----------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $23.10     $15.85    $16.23    $14.01    $11.75
-----------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
   Net Investment Income(1) 0.44       0.51      0.63      0.59      0.60
----------------------------
   Net Realized and
   Unrealized Gain (Loss)   1.86       7.47      (0.44)    2.22      2.28
-----------------------------------------------------------------------------
   Total From               2.30       7.98      0.19      2.81      2.88
Investment Operations
-----------------------------------------------------------------------------
Distributions
----------------------------
   From Net                 (0.51)     (0.58)    (0.57)    (0.59)    (0.62)
   Investment Income
----------------------------
   From Net Realized Gains  (1.64)     (0.15)    -         -         -
-----------------------------------------------------------------------------
   Total Distributions      (2.15)     (0.73)    (0.57)    (0.59)    (0.62)
-----------------------------------------------------------------------------
Net Asset Value,
End of Period               $23.25     $23.10    $15.85    $16.23    $14.01
-----------------------------------------------------------------------------
   TOTAL RETURN(2)          9.74%      51.14%    1.19%     20.45%    24.80%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets          0.96%      0.97%     0.98%     1.00%     0.99%
----------------------------
Ratio of Net
Investment Income to
Average Net Assets          2.08%      2.48%     3.94%     4.03%     4.55%
----------------------------
Portfolio Turnover Rate     171%       158%      162%      156%      242%
----------------------------
Net Assets,
End of Period
(in thousands)              $143,183   $82,488   $23,371   $16,305   $12,390
-----------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
42

SMALL CAP VALUE FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

-------------------------------------------------------------------------------
                               2005      2004       2003       2002      2001
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $9.72     $6.45      $8.63      $6.61     $5.04
-------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
   Net Investment Income(1)    0.05      0.07       0.04       0.03      0.07
-----------------------------
   Net Realized and
   Unrealized Gain (Loss)      1.31      3.26       (1.87)     2.20      1.76
-------------------------------------------------------------------------------
   Total From                  1.36      3.33       (1.83)     2.23      1.83
   Investment Operations
-------------------------------------------------------------------------------
Distributions
-----------------------------
   From Net Investment Income  (0.05)    (0.06)     (0.03)     (0.03)    (0.06)
-----------------------------
   From Net Realized Gains     (0.95)    -          (0.32)     (0.18)    (0.20)
-------------------------------------------------------------------------------
   Total Distributions         (1.00)    (0.06)     (0.35)     (0.21)    (0.26)
-------------------------------------------------------------------------------
Net Asset Value,               $10.08    $9.72      $6.45      $8.63     $6.61
End of Period
-------------------------------------------------------------------------------
   TOTAL RETURN(2)             14.20%    51.75%     (21.38)%   34.11%    36.99%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets             1.05%     1.06%      1.05%      1.05%     1.05%
-----------------------------
Ratio of Net
Investment Income
to Average Net Assets          0.52%     0.79%      0.57%      0.47%     1.30%
-----------------------------
Portfolio Turnover Rate        108%      110%       104%       73%       144%
-----------------------------
Net Assets,
End of Period
(in thousands)                 $314,700  $170,784   $79,546    $83,712   $8,593
-------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
43

NOTES

------
44

NOTES

------
45

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the funds' shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                 FUND CODE         TICKER       NEWSPAPER LISTING
--------------------------------------------------------------------------------
Equity Income Fund
  Investor                     038               TWEIX        EqInc
--------------------------------------------------------------------------------
  Institutional                338               ACIIX        EqInc
--------------------------------------------------------------------------------
Mid Cap Value Fund
  Investor                     100               ACMVX        MdCapVal
--------------------------------------------------------------------------------
  Institutional                350               AVUAX        MdCapVal
--------------------------------------------------------------------------------
Real Estate Fund
  Investor                     037               REACX        Real
--------------------------------------------------------------------------------
  Institutional                337               REAIX        Real
--------------------------------------------------------------------------------
Small Cap Value Fund
  Investor                     986               ASVIX        SmCpVal
--------------------------------------------------------------------------------
  Institutional                486               ACVIX        SmCpVal
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
americancentury.com

Investor Class                          Institutional Class
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

0507
SH-PRS-43686

July 29, 2005

American Century
Investments
prospectus

Advisor Class
Equity Income Fund
Mid Cap Value Fund
Real Estate Fund
Small Cap Value Fund

C Class
Equity Income Fund
Small Cap Value Fund

R Class
Equity Income Fund
Mid Cap Value Fund

AMERICAN CENTURY MONITORS THE SIZE OF SMALL CAP VALUE IN ORDER TO PRESERVE THE
SMALL CAP NATURE OF THE FUND. AT THIS TIME THE FUND IS CLOSED TO NEW
INVESTMENTS, EXCEPT THOSE FROM EXISTING INVESTORS AND THOSE MADE THROUGH A SMALL
NUMBER OF FINANCIAL INTERMEDIARIES SELECTED BY AMERICAN CENTURY. AMERICAN
CENTURY RESERVES THE RIGHT TO FURTHER RESTRICT PURCHASES OR LOOSEN RESTRICTIONS
ON PURCHASES IN THE FUTURE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/ Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT definitions OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Equity Income seeks current income. Capital appreciation is a secondary objective.

Mid Cap Value and Small Cap Value seek long-term capital growth. Income is a secondary objective.

Real Estate seeks long-term capital appreciation. Income is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

For Equity Income, the portfolio managers look for securities of companies with a favorable income-paying history and with the potential for an increase in share price.

In selecting stocks for Mid Cap Value and Small Cap Value, the portfolio managers look for companies whose stock price may not reflect the company's value. The managers attempt to purchase the stock of these undervalued companies and hold it until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The Real Estate Fund invests in real estate securities. These securities include shares of real estate investment trusts (REITs) and companies engaged in the real estate industry. The portfolio managers look for real estate securities they believe will provide superior returns to the fund, focusing on companies with the potential for stock price appreciation, plus strong growth of cash flow to investors.

The chart below shows the primary differences among the funds.

FUND                                   PRIMARY INVESTMENTS
--------------------------------------------------------------------------------
Equity Income                          Equity securities of companies with a
                                       favorable income-paying history
--------------------------------------------------------------------------------
Mid Cap Value                          Equity securities of mid cap companies
--------------------------------------------------------------------------------
Real Estate                            Equity securities issued by real estate
                                       investment trusts and companies engaged
                                       in the real estate industry
--------------------------------------------------------------------------------
Small Cap Value                        Equity securities of smaller companies
--------------------------------------------------------------------------------

------
2

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

An investment in the Real Estate Fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk.

Because the Real Estate Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.

If the stocks purchased by Equity Income do not continue dividend payments, or if the market does not consider the individual stocks purchased by Mid Cap Value or Small Cap Value to be undervalued, the value of these funds' shares may decline, even if stock prices generally are rising.

The smaller companies in which Small Cap Value invests may present greater opportunities for capital appreciation than larger companies, but also may present greater risks.

A more detailed description of the funds' investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
11.

        [graphic of triangle]

        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
3

FUND PERFORMANCE HISTORY

EQUITY INCOME FUND

REAL ESTATE FUND

SMALL CAP VALUE FUND

Annual Total Returns

The following bar charts show the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. The returns of the funds' other classes of shares will differ from those shown in the charts depending on the expenses of those classes.

EQUITY INCOME FUND - ADVISOR CLASS(1)

[data in bar chart]

1998               12.29%

1999               -0.28%

2000               21.61%

2001               11.06%

2002               -5.25%

2003               23.93%

2004               12.26%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
     FUND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS 0.31%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                              HIGHEST                          LOWEST
--------------------------------------------------------------------------------
Equity Income                 13.95% (4Q 1998)                 -10.80% (3Q 2002)
--------------------------------------------------------------------------------

------
4

REAL ESTATE FUND - ADVISOR CLASS(1)

[data in bar chart]

1999               -3.03%

2000               26.97%

2001               10.30%

2002               5.29%

2003               39.40%

2004               29.45%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
     FUND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS 6.80%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                              HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Real Estate                   13.56% (2Q 2005)                  -9.47% (3Q 1999)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND - ADVISOR CLASS(1)

[data in bar chart]

2000               39.08%

2001               30.19%

2002               -11.64%

2003               35.90%

2004               21.61%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
     FUND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS 2.25%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                         LOWEST
--------------------------------------------------------------------------------
Small Cap Value                18.58% (2Q 2003)                -19.04% (3Q 2002)
--------------------------------------------------------------------------------

------
5

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways. Additional tables show the average annual total returns of the funds' C Class and R Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for the Advisor Class shares. After-tax returns for the C
Class and R Class shares will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

The S&P 500 is viewed as a broad measure of U.S. stock performance. The S&P
SmallCap 600/BARRA Value Index consists of S&P 600 stocks that have lower price/book ratios. The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. The Lipper
Equity Income Fund Index is a non-weighted index of the 30 largest equity income mutual funds. The Morgan Stanley REIT Index is a capitalization-weighted, total-return index of real estate investment trusts (REITs) that meet certain liquidity requirements. The Russell 3000 Value Index measures the performance of the 3,000 largest publicly traded U.S. companies with lower price/book ratios.

ADVISOR CLASS
                                                                       LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004    1 YEAR     5 YEARS    CLASS(1)
--------------------------------------------------------------------------------
Equity Income
Return Before Taxes                              12.26%     12.23%     12.27%
Return After Taxes on Distributions              10.57%     10.90%     8.95%
Return After Taxes on Distributions              9.03%      9.94%      8.55%
   and Sale of Fund Shares
Lipper Equity Income Index                       13.02%     3.90%      6.95%(2)
   (reflects no deduction for taxes)
S&P 500 Index                                    10.88%     -2.30%     7.09%(2)
   (reflects no deduction for fees,
   expenses or taxes)
Russell 3000® Value Index                        16.94%     6.10%      9.60%(2)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS OF EQUITY INCOME IS MARCH 7,
     1997.

(2)  SINCE MARCH 6, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

------
6

ADVISOR CLASS
                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004    1 YEAR    5 YEARS    CLASS(1)
--------------------------------------------------------------------------------
Real Estate
Return Before Taxes                              29.45%    21.62%     17.66%
Return After Taxes on Distribution               26.80%    19.83%     15.69%
Return After Taxes on Distributions              20.06%    18.03%     14.35%
   and Sale of Fund Shares
Morgan Stanley REIT Index                        31.49%    21.67%     15.72%(2)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------
Small Cap Value
Return Before Taxes                              21.61%    21.47%     21.47%
Return After Taxes on Distributions              18.94%    19.92%     19.91%
Return After Taxes on Distributions              15.06%    18.10%     18.09%
   and Sale of Fund Shares
S&P Small Cap 600/Barra Value Index              23.25%    15.08%     15.08%
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE REAL ESTATE, OCTOBER 6,
     1998 AND SMALL CAP VALUE, DECEMBER 31, 1999.

(2)  SINCE SEPTEMBER 30, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION
     FOR WHICH DATA IS AVAILABLE.

C CLASS
                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004         1 YEAR          CLASS(1)
--------------------------------------------------------------------------------
Equity Income
Return Before Taxes                                   11.58%          9.11%
Lipper Equity Income Index                            13.02%          4.37%(2)
   (reflects no deduction for taxes)
S&P 500 Index                                         10.88%          1.78%(2)
   (reflects no deduction for fees,
   expenses or taxes)
Russell 3000® Value Index                             16.94%          6.85%(2)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------
Small Cap Value
Return Before Taxes                                   21.08%          12.84%
S&P Small Cap 600/Barra Value Index                   23.25%          13.01%(3)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE C CLASS ARE EQUITY INCOME, JULY 13, 2001
     AND SMALL CAP VALUE, JUNE 1, 2001.

(2)  SINCE JULY 12, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(3)  SINCE MAY 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

------
7

R CLASS
                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004         1 YEAR          CLASS(1)
--------------------------------------------------------------------------------
Equity Income
Return Before Taxes                                   11.72%          17.32%
Lipper Equity Income Index                            13.02%          19.33%(2)
   (reflects no deduction for taxes)
S&P 500 Index                                         10.88%          16.84%(2)
   (reflects no deduction for fees,
   expenses or taxes)
Russell 3000 Value Index                              16.94%          23.43%(2)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE R CLASS OF EQUITY INCOME IS AUGUST 29, 2003.

(2)  SINCE AUGUST 31, 2003, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

For current performance information, including yields, please call us at
1-800-378-9878.

FUND PERFORMANCE HISTORY - MID CAP VALUE FUND

Mid Cap Value's performance history is not available as of the date of this prospectus. When a class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

For current performance information, please call us at 1-800-378-9878 or visit us at americancentury.com.

------
8

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares (other than a $10 fee to redeem by wire and the deferred sales charge associated with C Class shares redeemed during the first year after purchase)

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
C Class
  Maximum Deferred Sales Charge (load)                                1.00%(1)
  (as a percentage of net asset value)
--------------------------------------------------------------------------------

(1)  THE DEFERRED SALES CHARGE IS CONTINGENT ON THE LENGTH OF TIME YOU HAVE
     OWNED YOUR SHARES. THE CHARGE IS 1.00% IN THE FIRST YEAR AFTER PURCHASE AND
     IS ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  DISTRIBUTION                  TOTAL ANNUAL
                   MANAGEMENT     AND SERVICE       OTHER       FUND OPERATING
                   FEE            (12B-1) FEES      EXPENSES    EXPENSES
--------------------------------------------------------------------------------
Equity
Income
  Advisor Class      0.74%(1)       0.50%(2)          0.00%(3)    1.24%
--------------------------------------------------------------------------------
  C Class            0.99%(1)       1.00%(4)          0.00%(3)    1.99%
--------------------------------------------------------------------------------
  R Class            0.99%(1)       0.50%(4)(5)       0.00%(3)    1.49%
--------------------------------------------------------------------------------
Mid Cap
Value
  Advisor Class      0.75%          0.50%(2)          0.00%(3)    1.25%
--------------------------------------------------------------------------------
  R Class            1.00%          0.50%(4)          0.00%(6)    1.50%
--------------------------------------------------------------------------------
Real Estate
  Advisor Class      0.91%(1)       0.50%(2)          0.00%(3)    1.41%
--------------------------------------------------------------------------------
Small Cap
Value
  Advisor Class      1.00%(1)       0.50%(2)          0.00%(3)    1.50%
--------------------------------------------------------------------------------
  C Class            1.25%(1)       1.00%(4)          0.00%(3)    2.25%
--------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
     HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR AN
     EXPLANATION OF STRATEGY ASSETS.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING AND ADMINISTRATIVE SERVICES PROVIDED BY FINANCIAL
     INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS THE SAME FOR ALL CLASSES. FOR MORE INFORMATION, SEE Service,
     Distribution and Administrative Fees, PAGE 32.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE 32.

(5)  FOR THE FISCAL YEAR ENDED MARCH 31, 2005, THE FUND'S R CLASS RECEIVED
     A PARTIAL REIMBURSEMENT OF ITS DISTRIBUTION FEE. TAKING INTO ACCOUNT THE
     REIMBURSEMENT, THE DISTRIBUTION AND SERVICE FEE WAS 0.45% AND TOTAL ANNUAL
     FUND OPERATING EXPENSES WERE 1.44%.

(6)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

------
9

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                        1 YEAR         3 YEARS         5 YEARS          10 YEARS
--------------------------------------------------------------------------------
Equity
Income
  Advisor Class         $126           $392            $678             $1,492
--------------------------------------------------------------------------------
  C Class               $201           $620            $1,064           $2,295
--------------------------------------------------------------------------------
  R Class               $151           $469            $809             $1,767
--------------------------------------------------------------------------------
Mid Cap
Value
  Advisor Class         $127           $395            $683             $1,503
--------------------------------------------------------------------------------
  R Class               $152           $472            $814             $1,778
--------------------------------------------------------------------------------
Real Estate
  Advisor Class         $143           $444            $767             $1,680
--------------------------------------------------------------------------------
Small Cap
Value
  Advisor Class         $152           $472            $814             $1,778
--------------------------------------------------------------------------------
  C Class               $226           $697            $1,194           $2,558
--------------------------------------------------------------------------------

------
10

OBJECTIVES, STRATEGIES AND RISKS

EQUITY INCOME FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Equity Income seeks to provide current income. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for securities with a favorable income-paying history that have prospects for income payments to continue or increase. The portfolio managers also look for securities of companies that they believe are undervalued and have the potential for an increase in price. The fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The portfolio managers also look for companies whose dividend payments appear high when compared to the stock price.

The portfolio managers may sell stocks from the fund's portfolio if they believe:

*  a stock no longer meets their dividend payment or valuation criteria

*  a stock's risk parameters outweigh its return opportunity

*  more attractive alternatives are identified

*  specific events alter a stock's prospects.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 80% of its assets in EQUITY
SECURITIES at all times.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO
        COMMON STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

------
11

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible securities, which may be rated below investment grade.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the individual stocks purchased by the fund do not continue dividend payments, or if their stock price does not increase, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices generally are rising.

The value of the fund's assets invested in bonds and other fixed-income securities will go up and down as prevailing interest rates change. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. securities, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. securities.

------
12

MID CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Mid Cap Value seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stock of these undervalued companies and hold it until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not accurately reflect the companies' value as determined by the portfolio managers. The managers also may consider whether the companies'
securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The portfolio managers may sell stocks from the fund's portfolio if they believe:

*  a stock no longer meets their valuation criteria

*  a stock's risk parameters outweigh its return opportunity

*  more attractive alternatives are identified

*  specific events alter a stock's prospects.

The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000 Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Mid Cap
Index.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the fund's assets invested in U.S. EQUITY SECURITIES at all times.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO
        COMMON STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

------
13

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position it will not be pursuing its objective of capital growth.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. securities, the fund may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

------
14

REAL ESTATE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital appreciation. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests at least 80% of its assets in EQUITY SECURITIES issued by real estate investment trusts (REITs) and companies engaged in the real estate industry. The portfolio managers look for real estate securities they believe will provide superior returns to the fund. They attempt to focus the fund's investments on real estate companies and REITs with the potential for stock price appreciation, plus strong growth of cash flow to investors.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO
        COMMON STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

The portfolio managers' real estate securities investment philosophy is that consistently excellent investment results can be achieved through superior stock selection (based on both public equity and private real estate market factors)
and risk managed portfolio construction. The portfolio managers use a disciplined investment process to manage the fund, focusing on stock selection rather than sector or theme bets. The portfolio management process relies on a continuous screen of the target universe of investments to identify companies exhibiting financial strength, and operating returns and growth prospects that are attractively priced at any given time. This process also helps the portfolio managers sell the stocks of companies whose fundamentals are no longer attractively priced.

The portfolio managers evaluate each company's ability to generate earnings over an earnings cycle, not just for the next one or two years. The portfolio managers focus research efforts on determining the normalized earnings and earnings growth of a company, from which they determine if the company's current price fully reflects its long-term value.

The portfolio managers do not attempt to time the market. Under normal market conditions, the fund invests at least 80% of its assets in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry. A company is considered to be a real estate company if, in the opinion of the portfolio managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

------
15

WHAT IS A REIT?

A real estate investment trust, or REIT, invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties.
Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans.
There are also hybrid REITs, which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund may be subject to many of the same risks as a direct investment in real estate. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.

To the extent the fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due.
Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.
Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund's performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

------
16

SMALL CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

This fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers will invest at least 80% of the fund's assets in small cap companies. The portfolio managers consider small cap companies to include those with a market capitalization no larger than that of the largest company in the S&P Small Cap 600 Index or the Russell 2000 Index. The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stock of these undervalued companies and hold it until it has returned to favor in the market and the price has increased to, or is higher than, a level the portfolio managers believe more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The portfolio managers may sell stocks from the fund's portfolio if they believe:

*  a stock no longer meets their valuation criteria

*  a stock's risk parameters outweigh its return opportunity

*  more attractive alternatives are identified

*  specific events alter a stock's prospects.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets in U.S.
EQUITY SECURITIES at all times.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO
        COMMON STOCK,STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

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17

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible securities, which may be rated below investment grade.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Because Small Cap Value generally invests in smaller companies than American
Century's similarly managed value funds (such as Equity Income), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

        [graphic of triangle]

        WHEN DETERMINING THE SIZE OF A COMPANY, THE PORTFOLIO MANAGERS WILL
        CONSIDER, AMONG OTHER FACTORS, THE CAPITALIZATION OF THE COMPANY AND THE
        AMOUNT OF REVENUES, AS WELL AS OTHER INFORMATION THEY OBTAIN ABOUT THE
        COMPANY.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

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18

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate. The advisor has hired J.P. Morgan Investment Management
Inc. (JPMIM) to make the day-to-day investment decisions for Real Estate. JPMIM performs this function under the supervision of the advisor and the fund's Board of Directors. JPMIM and its predecessor companies have managed investments for clients for over eighty years. JPMIM is headquartered at 522 Fifth Avenue, New
York, New York 10036.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the funds. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the funds'
investment strategy ("strategy assets") to calculate the appropriate fee rate for the funds. The strategy assets include the funds' assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Mid Cap Value R Class will pay the advisor a unified management fee of 1.00%.

Out of that fee, the advisor pays all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE
ADVISOR AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED MARCH 31, 2005  ADVISOR   C CLASS  R CLASS
--------------------------------------------------------------------------------
Equity Income                                         0.74%     0.99%    0.99%
--------------------------------------------------------------------------------
Mid Cap Value                                         0.75%(1)  N/A(2)   N/A(3)
--------------------------------------------------------------------------------
Real Estate                                           0.91%     N/A(2)   N/A(2)
--------------------------------------------------------------------------------
Small Cap Value                                       1.00%     1.25%    N/A(2)
--------------------------------------------------------------------------------

(1)  ANNUALIZED.

(2)  THE FUND DOES NOT OFFER THIS CLASS OF SHARES.

(3)  THE R CLASS OF MID CAP VALUE HAD NOT COMMENCED OPERATION AS OF MARCH
     31, 2005.

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19

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers and analysts to manage the funds.
The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams who are jointly and primarily responsible for the day-to-day management of the funds are identified below.

Equity Income

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer - Value and Senior Vice President, has
been a member of the team that manages Equity Income since its inception. Prior to joining American Century in September 1993, he spent 11 years at Boatmen's
Trust Company in St. Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages Equity Income since October 1996. He became a portfolio manager in February 1999. He has a bachelor's degree in finance from Southern
Illinois University and an MBA in finance from the University of Missouri -
Columbia. He is a CFA charterholder.

Mid Cap Value

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer - Value and Senior Vice President, has
been a member of the team that manages Mid Cap Value since its inception. Prior to joining American Century in September 1993, he spent 11 years at Boatmen's
Trust Company in St. Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages Mid Cap Value since its inception. He became a portfolio manager in February 1999. He has a bachelor's degree in finance from Southern
Illinois University and an MBA in finance from the University of Missouri -
Columbia. He is a CFA charterholder.

MICHAEL LISS

Mr. Liss, Vice President and Portfolio Manager, has been a member of the team that manages Mid Cap Value since its inception. He joined American Century in
June 1998 and became a portfolio manager in February 2004. He has a bachelor's degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

Real Estate

The advisor provides investment advisory and management services for the fund.
The advisor has, in turn, hired JPMIM to make the day-to-day investment decisions for the fund. JPMIM performs this function under the supervision of the advisor and the fund's Board of Directors.

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20

The portfolio manager on the investment team who is primarily responsible for the day-to-day management of the fund is:

SCOTT W. BLASDELL

Mr. Blasdell, Portfolio Manager and Analyst, has been a member of the team that manages Real Estate since joining JPMIM in August 1999. He has a bachelor's degree in economics from Williams College and an MBA from Wharton School. He is a CFA charterholder.

The representative of American Century Investment Management, Inc. who oversees the management of the fund is:

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer - Value and Senior Vice President,
supervises the American Century Real Estate team. Prior to joining American
Century in 1993, he spent 11 years at Boatmen's Trust Company in St. Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from
Illinois State University. He is a CFA charterholder.

Small Cap Value

BENJAMIN Z. GIELE

Mr. Giele, Vice President and Senior Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception. He joined American
Century in May 1998 and became a portfolio manager in February 1999. He has a bachelor of arts from Rice University and an MBA in finance and accounting from the University of Texas - Austin. He is a CFA charterholder.

KEVIN LAUB

Mr. Laub, Vice President and Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception. He joined American Century in
June 1998 and became a portfolio manager in February 2003. He previously held positions with Deloitte & Touche LLP. He has a bachelor's degree in business administration and an MBA from the University of Iowa. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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21

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS, C CLASS AND R CLASS SHARES

The Advisor Class, C Class and R Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.
Aggregate purchases are limited to amounts less than $1,000,000 for C Class shares.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and statement of additional information are available from your intermediary or plan sponsor.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

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22

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds' Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and

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23

to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

For C Class shares, if you sell your shares within 12 months of their purchase, you will pay a sales charge the amount of which is contingent upon the length of time you have held your shares.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

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24

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that C Class shares redeemed in this manner may be subject to a sales charge if held less than 12 months. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial advisor is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the value at redemption, whichever is less. The purpose of the CDSC is to permit the funds' distributor to recoup all or a portion of the up-front payment made to your financial advisor.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

The information regarding C Class sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of C Class shares, a hyperlink will take you directly to this disclosure.

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25

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually 12%
   of the lesser of the original purchase cost or current market value

*  distributions from IRAs due to attainment of age 59 1/2

*  required minimum distributions from retirement accounts upon reaching age
   70 1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  if no broker was compensated for the sale

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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26

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the funds' transfer agent, or other financial intermediary with the authority to accept orders on the funds' behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The funds value portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The funds may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the funds determine that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the funds' board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the funds to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the funds will fair value the security if the fair valuation would materially impact the funds' NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the funds' board.

The effect of using fair value determinations is that the funds' NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the funds' assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the funds' NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the funds' NAV is not calculated. So, the value of the funds' portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

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27

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The funds pay distributions of substantially all of their income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. They may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
28

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                           TAX RATE FOR          TAX RATE
                                           10% AND               FOR ALL
TYPE OF DISTRIBUTION                       15% BRACKETS          OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                   Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income                   5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

------
29

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
30

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  Equity Income - Investor Class, Institutional Class, Advisor Class, C
   Class and R Class

*  Mid Cap Value - Investor Class, Institutional Class, Advisor Class and R
   Class

*  Real Estate - Investor Class, Institutional Class and Advisor Class

*  Small Cap Value - Investor Class, Institutional Class, Advisor Class and C
   Class

The shares offered by this prospectus are Advisor Class, C Class and R Class shares. Advisor Class, C Class and R Class shares are offered primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

------
31

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class, C Class and R Class shares have a 12b-1
Plan. The plans provide for the funds to pay annual fees of 1.00% for C Class and 0.50% for Advisor and R Class to the distributor for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. Under the Advisor Class Plan, each fund's Advisor
Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plans and their terms, see
MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN in
the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

------
32

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old. Because the
R Class shares of Mid Cap Value are new, financial information is not available for this class.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The funds'
Report of Independent Registered Public Accounting Firm and the financial statements are included in the funds' annual reports, which are available upon request.

------
33

EQUITY INCOME FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

---------------------------------------------------------------------------------
                             2005       2004       2003       2002      2001
---------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $7.84      $6.22      $7.36      $6.47     $5.50
---------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
   Net Investment Income(1)  0.19       0.20       0.16       0.16      0.17
----------------------------
   Net Realized and
   Unrealized Gain (Loss)    0.61       1.72       (1.05)     0.92      0.96
---------------------------------------------------------------------------------
   Total From
   Investment Operations     0.80       1.92       (0.89)     1.08      1.13
---------------------------------------------------------------------------------
Distributions
----------------------------
   From Net
   Investment Income         (0.17)     (0.18)     (0.15)     (0.15)    (0.16)
----------------------------
   From Net Realized Gains   (0.42)     (0.12)     (0.10)     (0.04)    -
---------------------------------------------------------------------------------
   Total Distributions       (0.59)     (0.30)     (0.25)     (0.19)    (0.16)
---------------------------------------------------------------------------------
Net Asset Value,
End of Period                $8.05      $7.84      $6.22      $7.36     $6.47
---------------------------------------------------------------------------------
   TOTAL RETURN(2)           10.41%     30.97%     (12.30)%   17.05%    20.55%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets           1.24%      1.25%      1.25%      1.25%     1.25%
----------------------------
Ratio of Net Investment
Income to Average
Net Assets                   2.31%      2.70%      2.35%      2.24%     2.77%
----------------------------
Portfolio Turnover Rate      174%       91%        120%       139%      169%
----------------------------
Net Assets,
End of Period
(in thousands)               $765,331   $457,360   $156,911   $74,868   $27,887
---------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
34

MID CAP VALUE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

--------------------------------------------------------------------------------
                                                                        2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $10.99
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
   Net Investment Income(2)                                             0.03
------------------------------------------------------------
   Net Realized and Unrealized Gain                                     0.31
--------------------------------------------------------------------------------
   Total From Investment Operations                                     0.34
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------
   From Net Investment Income                                           (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $11.32
--------------------------------------------------------------------------------
   TOTAL RETURN(3)                                                      3.05%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.25%(4)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    1.34%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                                 192%(5)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $1,057
--------------------------------------------------------------------------------

(1)  JANUARY 13, 2005 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2005.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFELECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2005.

------
35

REAL ESTATE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

----------------------------------------------------------------------------------
                               2005        2004      2003      2002      2001
----------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $23.11      $15.83    $16.22    $14.00    $11.74
----------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
   Net Investment Income(1)    0.35        0.42      0.55      0.53      0.55
-----------------------------
   Net Realized and
   Unrealized Gain (Loss)      1.84        7.50      (0.44)    2.21      2.27
----------------------------------------------------------------------------------
   Total From
   Investment Operations       2.19        7.92      0.11      2.74      2.82
----------------------------------------------------------------------------------
Distributions
-----------------------------
   From Net
   Investment Income           (0.40)      (0.49)    (0.50)    (0.52)    (0.56)
-----------------------------
   From Net Realized Gains     (1.64)      (0.15)    -         -         -
----------------------------------------------------------------------------------
   Total Distributions         (2.04)      (0.64)    (0.50)    (0.52)    (0.56)
----------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $23.26      $23.11    $15.83    $16.22    $14.00
----------------------------------------------------------------------------------
   TOTAL RETURN(2)             9.30%       50.66%    0.69%     19.93%    24.28%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets             1.41%       1.42%     1.43%     1.45%     1.44%
-----------------------------
Ratio of Net
Investment Income to
Average Net Assets             1.63%       2.03%     3.49%     3.58%     4.10%
-----------------------------
Portfolio Turnover Rate        171%        158%      162%      156%      242%
-----------------------------
Net Assets,
End of Period
(in thousands)                 $161,592    $82,471   $19,278   $16,759   $9,046
----------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
36

SMALL CAP VALUE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

----------------------------------------------------------------------------------
                               2005       2004       2003       2002       2001
----------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $9.71      $6.43      $8.62      $6.60      $5.04
----------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
   Net Investment Income(1)    0.01       0.03       0.01       -(2)       0.05
-----------------------------
   Net Realized and
   Unrealized Gain (Loss)      1.30       3.27       (1.87)     2.21       1.75
----------------------------------------------------------------------------------
   Total From
   Investment Operations       1.31       3.30       (1.86)     2.21       1.80
----------------------------------------------------------------------------------
Distributions
-----------------------------
   From Net
   Investment Income           (0.01)     (0.02)     (0.01)     (0.01)     (0.04)
-----------------------------
   From Net Realized Gains     (0.95)     -          (0.32)     (0.18)     (0.20)
----------------------------------------------------------------------------------
   Total Distributions         (0.96)     (0.02)     (0.33)     (0.19)     (0.24)
----------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $10.06     $9.71      $6.43      $8.62      $6.60
----------------------------------------------------------------------------------
   TOTAL RETURN(3)             13.70%     51.38%     (21.85)%   33.74%     36.18%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.50%      1.51%      1.50%      1.50%      1.50%
-----------------------------
Ratio of Net
Investment Income to
Average Net Assets             0.07%      0.34%      0.12%      0.02%      0.85%
-----------------------------
Portfolio Turnover Rate        108%       110%       104%       73%        144%
-----------------------------
Net Assets,
End of Period
(in thousands)                 $624,633   $432,261   $173,064   $182,986   $20,600
----------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  PER-SHARE AMOUNT IS LESS THAN $0.005.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
37

EQUITY INCOME FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

-----------------------------------------------------------------------------------
                                       2005        2004        2003        2002(1)
-----------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $7.85       $6.21       $7.36       $6.89
-----------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income(2)            0.13        0.15        0.11        0.07
-------------------------------------
   Net Realized and                    0.61        1.73        (1.06)      0.50
   Unrealized Gain (Loss)
-----------------------------------------------------------------------------------
   Total From
   Investment Operations               0.74        1.88        (0.95)      0.57
-----------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net                            (0.11)      (0.12)      (0.10)      (0.06)
   Investment Income
-------------------------------------
   From Net Realized Gains             (0.42)      (0.12)      (0.10)      (0.04)
-----------------------------------------------------------------------------------
   Total Distributions                 (0.53)      (0.24)      (0.20)      (0.10)
-----------------------------------------------------------------------------------
Net Asset Value,
End of Period                          $8.06       $7.85       $6.21       $7.36
-----------------------------------------------------------------------------------
   TOTAL RETURN(3)                     9.60%       30.37%      (13.08)%    8.45%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                             1.99%       2.00%       2.00%       2.00%(4)
-------------------------------------
Ratio of Net
Investment Income to
Average Net Assets                     1.56%       1.95%       1.60%       1.36%(4)
-------------------------------------
Portfolio Turnover Rate                174%        91%         120%        139%(5)
-------------------------------------
Net Assets,
End of Period
(in thousands)                         $63,512     $42,579     $12,254     $3,960
-----------------------------------------------------------------------------------

(1)  JULY 13, 2001 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2002.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES
     CHARGES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2002.

------
38

SMALL CAP VALUE FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

--------------------------------------------------------------------------------
                                       2005      2004      2003       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $9.57     $6.35     $8.59      $7.57
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
   Net Investment Loss(2)              (0.07)    (0.03)    (0.04)     (0.05)
--------------------------------------
   Net Realized and                    1.28      3.25      (1.88)     1.23
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------
   Total From
   Investment Operations               1.21      3.22      (1.92)     1.18
--------------------------------------------------------------------------------
Distributions
--------------------------------------
   From Net Investment Income          -         -         -          -(3)
--------------------------------------
   From Net Realized Gains             (0.95)    -         (0.32)     (0.16)
--------------------------------------------------------------------------------
   Total Distributions                 (0.95)    -         (0.32)     (0.16)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                          $9.83     $9.57     $6.35      $8.59
--------------------------------------------------------------------------------
   TOTAL RETURN(4)                     12.85%    50.71%    (22.58)%   15.80%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets                     2.25%     2.26%     2.25%      2.25%(5)
--------------------------------------
Ratio of Net
Investment Loss to
Average Net Assets                     (0.68)%   (0.41)%   (0.63)%    (0.78)%(5)
--------------------------------------
Portfolio Turnover Rate                108%      110%      104%       73%(6)
--------------------------------------
Net Assets,
End of Period
(in thousands)                         $3,470    $3,711    $2,936     $3,997
--------------------------------------------------------------------------------

(1)  JUNE 1, 2001 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2002.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES
     CHARGES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

(6)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2002.

------
39

EQUITY INCOME FUND

R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR ENDED MARCH 31 (EXCEPT AS NOTED)

--------------------------------------------------------------------------------
                                                          2005          2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $7.84         $7.22
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(2)                               0.17          0.11
----------------------------------------
   Net Realized and Unrealized Gain                       0.60          0.76
--------------------------------------------------------------------------------
   Total From Investment Operations                       0.77          0.87
--------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income                             (0.15)        (0.13)
----------------------------------------
   From Net Realized Gains                                (0.42)        (0.12)
--------------------------------------------------------------------------------
   Total Distributions                                    (0.57)        (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $8.04         $7.84
--------------------------------------------------------------------------------
   TOTAL RETURN(3)                                        10.03%        12.19%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         1.44%(4)      1.50%(5)
----------------------------------------
Ratio of Net Investment Income to Average Net Assets      2.11%(4)      2.44%(5)
----------------------------------------
Portfolio Turnover Rate                                   174%          91%(6)
----------------------------------------
Net Assets, End of Period (in thousands)                  $6,046        $392
--------------------------------------------------------------------------------

(1)  AUGUST 29, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2004.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  DURING A PORTION OF THE YEAR ENDED MARCH 31, 2005, THE CLASS RECEIVED
     A PARTIAL REIMBURSEMENT OF ITS DISTRIBUTION FEE. HAD FEES NOT BEEN
     REIMBURSED THE ANNUALIZED RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
     AND ANNUALIZED RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD
     HAVE BEEN 1.49% AND 2.06%, RESPECTIVELY.

(5)  ANNUALIZED.

(6)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2004.

------
40

NOTES

------
41

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

                                                                      NEWSPAPER
FUND REFERENCE                FUND CODE            TICKER             LISTING
--------------------------------------------------------------------------------
Equity
Income Fund
  Advisor Class               738                   TWEAX              EqInc
--------------------------------------------------------------------------------
  C Class                     438                   AEYIX              EqInc
--------------------------------------------------------------------------------
  R Class                     238                   AEURX              EqInc
--------------------------------------------------------------------------------
Mid Cap
Value Fund
  Advisor Class               700                   ACLAX              MdCapVal
--------------------------------------------------------------------------------
  R Class                     200                   N/A                MdCapVal
--------------------------------------------------------------------------------
Real Estate
Fund
  Advisor Class               737                   AREEX              Real
--------------------------------------------------------------------------------
Small Cap
Value Fund
  Advisor Class               886                   ACSCX              SmCpVal
--------------------------------------------------------------------------------
  C Class                     686                   ACVCX              SmCpVal
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6768
1-800-378-9878

0507
SH-PRS-43687

July 29, 2005

American Century Investments
prospectus

Investor Class
Institutional Class
Equity Index Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping you achieve your financial goals. That's why we focus on achieving superior results and building long-term relationships with our investors. We believe an important first step is to provide you with an easy-to-read prospectus.

In the prospectus, you will find the information you need to make confident decisions about your investments. For example, you can find a fund's objectives, performance history, fees and much more.* Additionally, this information is useful when comparing funds.

We realize you may have questions after reading this prospectus. If so, please contact our Investor Services Representatives at 1-800-345-2021. They are
available weekdays from 7 a.m. to 7 p.m. and Saturdays from 9 a.m. to 2 p.m.
Central time. If you prefer, you can visit our Web site, americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

*  You'll notice that this prospectus includes information about Investor
   Class and Institutional Class shares. Investor Class shares are available directly from American Century and Institutional Class shares are offered primarily through employer-sponsored retirement plans, banks, broker-dealers and insurance companies. Please be aware of which class you are considering or already own.

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund seeks to match, as closely as possible, the investment  characteristics and results of the S&P 500 Composite  Price Index  (S&P 500 Index).  The
portfolio managers buy and sell stocks and other securities in order to build an investment  portfolio that seeks to match the investment  characteristics of the
S&P 500 Index. To build this portfolio,  the portfolio  managers must invest
80% of the fund's  assets in the stocks  contained  in the  S&P 500 Index in accordance with their weightings in the index.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund's  ability to match the  performance  of the  S&P  500 Index may be affected  by many  factors.  The  portfolio  managers  will use cash  flows from purchase  and  redemption  activity to  maintain,  to the extent  feasible,  the similarity  of the fund's  portfolio to the  investment  characteristics  of the
S&P 500 Index.  Because of the  composition of the S&P 500 Index,  it is possible that a relatively  high percentage of the fund's assets may be invested in companies in the same industry or economic sector. As a result,  the fund may be subject to greater risks and market  fluctuations  than funds  investing in a broader range of industries.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
6.

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class shares will differ from those shown in the chart, depending on the expenses of that class.

EQUITY INDEX FUND - INVESTOR CLASS(1)

[data from bar chart]

2000                -9.64%
2001               -12.13%
2002               -22.24%
2003                27.66%
2004                10.38%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
     FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS -1.03%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                              HIGHEST                          LOWEST
--------------------------------------------------------------------------------
Equity Index                  15.04% (2Q 2003)                 -17.19% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of the fund's Institutional Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for
Institutional Class shares will vary.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

------
3

INVESTOR CLASS
                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004    1 YEAR    5 YEARS    CLASS(1)
--------------------------------------------------------------------------------
Equity Index
Return Before Taxes                              10.38%    -2.75%     0.63%
Return After Taxes on Distributions              10.14%    -3.04%     0.27%
Return After Taxes on Distributions
   and Sale of Fund Shares                       7.04%     -2.46%     0.35%
S&P 500 Index                                    10.88%    -2.30%     1.13%(2)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INVESTOR CLASS IS FEBRUARY 26, 1999.

(2)  SINCE FEBRUARY 28, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

INSTITUTIONAL CLASS
                                                                   LIFE
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004   1 YEAR   5 YEARS   OF CLASS(1)
--------------------------------------------------------------------------------
Equity Index
Return Before Taxes                             10.59%   -2.55%    0.83%
S&P 500 Index                                   10.88%   -2.30%    1.13%(2)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS FEBRUARY 26, 1999.

(2)  SINCE FEBRUARY 28, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at americancentury.com.

------
4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares, other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
  Maximum Account Maintenance Fee                                        $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                  DISTRIBUTION                 TOTAL ANNUAL
                     MANAGEMENT   AND SERVICE     OTHER        FUND OPERATING
                     FEE(1)       (12B-1) FEES    EXPENSES(2)  EXPENSES
--------------------------------------------------------------------------------
Equity Index
  Investor Class     0.49%        None            0.00%        0.49%
--------------------------------------------------------------------------------
  Institutional
  Class              0.29%        None            0.00%        0.29%
--------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
     HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR AN
     EXPLANATION OF STRATEGY ASSETS.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                         1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Equity Index
  Investor Class         $50           $157           $274           $615
--------------------------------------------------------------------------------
  Institutional
  Class                  $30           $93            $163           $368
--------------------------------------------------------------------------------

------
5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Equity Index seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Composite Price Index (S&P 500
Index). The portfolio managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match the investment characteristics of the S&P 500 Index.

To build this investment portfolio, the portfolio managers must invest at least
80% of the fund's assets in the stocks contained in the S&P 500 Index in accordance with their weightings in the index, beginning with the stocks that make up the largest portion of the index. The fund attempts to be fully invested at all times in the stocks that comprise the S&P 500 Index and, in any event, will keep at least 80% of the fund's total assets invested this way.

The S&P 500 Index is an unmanaged index composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's, a division of The McGraw-Hill Companies, Inc., chooses the stocks to be included in the S&P 500 Index. The weightings of stocks in the S&P 500 Index are based on each stock's total MARKET CAPITALIZATION relative to the other stocks contained in the index. Because of this weighting, the fund expects that the 50 largest companies will comprise a large proportion of the S&P 500 Index.

        [graphic of triangle]

        MARKET CAPITALIZATION IS THE VALUE OF A COMPANY AS DETERMINED BY
        MULTIPLYING THE NUMBER OF SHARES OF ITS STOCK OUTSTANDING BY ITS CURRENT
        MARKET PRICE PER SHARE.

The portfolio managers do not attempt to time the market. When the managers believe it is prudent, the fund may invest a portion of its assets in nonleveraged futures contracts. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

"Standard  &   Poor's®,"   "S&P  500®"  and  "S&P®"  are
trademarks of The McGraw-Hill Companies,  Inc. and have been licensed for use by
American  Century.  The fund is not  sponsored,  endorsed,  sold or  promoted by
Standard  &  Poor's  and  Standard  &  Poor's  makes  no  representation regarding the advisability of investing in the fund.  Inclusion of a security in the S&P 500 Index in no way implies an opinion by Standard  &  Poor's as to its attractiveness as an investment.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

------
6

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The portfolio managers' ability to match the performance of the S&P 500 Index may be affected by many factors, such as changes in securities markets, the manner in which the return of the S&P 500 Index is calculated, the size of the fund's portfolio, the amount of cash held in the fund's portfolio, and the amount and timing of shareholder purchases and redemptions. The portfolio managers will use cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the S&P 500 Index.

It is intended that Equity Index will be diversified to the extent that the S&P
500 Index is diversified. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the stocks contained in the S&P 500 Index, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

------
7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate. The advisor has, in turn, hired Barclays Global Fund
Advisors (BGFA) to make the day-to-day investment decisions for the fund. BGFA performs this function under the supervision of American Century Investment
Management, Inc. and the fund's Board of Directors. BGFA is located at 45
Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of Barclays Global Investors, N.A. (BGI), which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, including its affiliates, is one of the world's largest managers of institutional investment assets. As of December 31,
2004, BGI and its affiliates, including BGFA, provided investment advisory services for over $1.3 trillion in assets.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

------
8

MANAGEMENT FEES PAID BY THE FUND
TO THE ADVISOR AS A PERCENTAGE OF
AVERAGE NET ASSETS FOR THE MOST                INVESTOR          INSTITUTIONAL
RECENT FISCAL YEAR ENDED MARCH 31, 2005        CLASS             CLASS
--------------------------------------------------------------------------------
Equity Index                                   0.49%             0.29%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor provides investment advisory and management services for the fund.
American Century Investment Management, Inc. has, in turn, hired BGFA, a subsidiary of BGI, to make the day-to-day investment decisions for the fund.
BGFA performs this function under the supervision of the advisor and the fund's
Board of Directors.

The portfolio managers on the investment team who are primarily responsible for the day-to-day management of the fund are identified below. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his or her portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Ed Corallo is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the fund for more than five years.

Patrick O'Connor is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the fund for more than five years.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

------
9

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For American
Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

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10

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                          INSTITUTIONAL CLASS

Investor Services Representative        Service Representative
1-800-345-2021                          1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.

* The fund name

* Your American Century account number, if known*

* Your name

* The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE-OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

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11

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                          INSTITUTIONAL CLASS

P.O. Box 419200                         P.O. Box 419385
Kansas City, MO 64141-6200              Kansas City, MO 64141-6385

Fax                                     Fax
816-340-7962                            816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

You may sell shares automatically by establishing Check-A-Month or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a Representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                        4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 5 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

------
12

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amount is $10,000 for all accounts. To establish a traditional or Roth IRA in the fund, you will need to exchange from another American Century IRA, transfer from another custodian or roll over a minimum of $10,000 in order to meet the fund's minimum.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

        [graphic of triangle]

        PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
        ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
        (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS),
        AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY BUSINESS,
        BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE
        ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE
        SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

------
13

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as the result of your redemption. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

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14

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

------
15

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a FINANCIAL INTERMEDIARY or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your intermediary or plan sponsor.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

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16

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by ensuring that they are educated about the fund, and to help such intermediaries defray costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on its behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

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18

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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19

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income                 5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

------
20

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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21

MULTIPLE CLASS INFORMATION

American Century offers two classes of shares of the fund: Investor Class and
Institutional Class. The shares offered by this prospectus are Investor Class shares and Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees.
Institutional Class shares are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information, call us at 1-800-345-2021. You also can contact a sales representative or financial intermediary who offers shares of the fund.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

------
22

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

------
23

EQUITY INDEX FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
-------------------------------------------------------------------------------------------
                                           2005      2004      2003      2002      2001
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $4.50     $3.39     $4.58     $4.63     $5.99
-------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(1)                0.07      0.05      0.05      0.04      0.05
----------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                  0.20      1.11      (1.19)    (0.05)    (1.36)
-------------------------------------------------------------------------------------------
   Total From Investment Operations        0.27      1.16      (1.14)    (0.01)    (1.31)
-------------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income              (0.07)    (0.05)    (0.05)    (0.04)    (0.05)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $4.70     $4.50     $3.39     $4.58     $4.63
===========================================================================================
   TOTAL RETURN(2)                         6.04%     34.27%    (25.02)%  (0.16)%   (22.04)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      0.49%     0.49%     0.49%     0.49%     0.49%
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets               1.59%     1.23%     1.24%     0.91%     0.83%
----------------------------------------
Portfolio Turnover Rate                    4%        16%       21%       4%        10%
----------------------------------------
Net Assets, End of Period
(in thousands)                             $150,454  $142,324  $90,093   $108,760  $71,415
-------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
24

EQUITY INDEX FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
-------------------------------------------------------------------------------------------
                                           2005      2004      2003      2002      2001
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $4.50     $3.39     $4.58     $4.64     $5.99
-------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(1)                0.08      0.06      0.05      0.05      0.06
----------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                  0.21      1.11      (1.19)    (0.06)    (1.35)
-------------------------------------------------------------------------------------------
   Total From Investment Operations        0.29      1.17      (1.14)    (0.01)    (1.29)
-------------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income              (0.08)    (0.06)    (0.05)    (0.05)    (0.06)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $4.71     $4.50     $3.39     $4.58     $4.64
===========================================================================================
   TOTAL RETURN(2)                         6.47%     34.53%    (24.87)%  (0.17)%   (21.72)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      0.29%     0.29%     0.29%     0.29%     0.29%
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets               1.79%     1.43%     1.44%     1.11%     1.03%
----------------------------------------
Portfolio Turnover Rate                    4%        16%       21%       4%        10%
----------------------------------------
Net Assets, End of Period
(in thousands)                             $907,886  $842,269  $350,815  $449,591  $441,959
-------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE             FUND CODE          TICKER           NEWSPAPER LISTING
--------------------------------------------------------------------------------
Equity Index Fund
  Investor                 400                ACIVX            EqIndex
--------------------------------------------------------------------------------
  Institutional            500                ACQIX            EqIndex
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
americancentury.com

Investor Class                          Institutional Class
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

0507
SH-PRS-43685

July 29, 2005

American Century Investments
prospectus

Investor Class
Institutional Class
Value Fund

VALUE FUND IS CLOSED TO NEW SELF-DIRECTED RETAIL INVESTORS BUT IS AVAILABLE
THROUGH FINANCIAL INTERMEDIARIES. SELF-DIRECTED RETAIL INVESTORS WITH OPEN
ACCOUNTS MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL
GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNTS REMAIN OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping you achieve your financial goals. That's why we focus on achieving superior results and building long-term relationships with our investors. We believe an important first step is to provide you with an easy-to-read prospectus.

In the prospectus, you will find the information you need to make confident decisions about your investments. For example, you can find a fund's objectives, performance history, fees and much more.* Additionally, this information is useful when comparing funds.

We realize you may have questions after reading this prospectus. If so, please contact our Investor Services Representatives at 1-800-345-2021. They are
available weekdays from 7 a.m. to 7 p.m. and Saturdays from 9 a.m. to 2 p.m.
Central time. If you prefer, you can visit our Web site, americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

*  You'll notice that this prospectus includes information about Investor
   Class and Institutional Class shares. Investor Class shares are available directly from American Century and Institutional Class shares are offered primarily through employer-sponsored retirement plans, banks, broker-dealers and insurance companies. Please be aware of which class you are considering or already own.

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Value seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Value, the portfolio managers look for companies whose stock price may not reflect the company's value. The managers attempt to purchase the stock of these undervalued companies and hold it until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The fund's principal risks include

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

*  STYLE RISK - If the fund's investment style is out of favor with the market, the fund's performance may suffer.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
6.

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR
        ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.
The returns of the Institutional Class shares will differ from those shown in the chart, depending on the expenses of that class.

VALUE FUND - INVESTOR CLASS(1)

[data from bar chart]

1995             32.80%
1996             24.25%
1997             26.01%
1998              4.99%
1999             -0.80%
2000             18.27%
2001             12.86%
2002            -12.69%
2003             29.06%
2004             14.36%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
     FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 0.41%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                          HIGHEST                              LOWEST
--------------------------------------------------------------------------------
Value                     18.45% (2Q 1999)                     -16.28% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of the fund's Institutional Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for the
Institutional Class shares will vary.

------
3

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

The S&P 500 Index is viewed as a broad measure of U.S. stock performance. The
Lipper Multi-Cap Value Index is an index of multicap value funds that have management styles similar to Value. The Russell 3000 Value Index measures the performance of the 3,000 largest publicly traded U.S. companies with lower price/book ratios.

INVESTOR CLASS
                                                   1           5          10
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004     YEAR        YEARS      YEARS
--------------------------------------------------------------------------------
Value
Return Before Taxes                               14.36%      11.46%     14.05%
Return After Taxes on Distributions               10.80%      10.04%     10.69%
Return After Taxes on Distributions
   and Sale of Fund Shares                        11.19%      9.28%      10.28%
Lipper Multi-Cap Value Index                      14.91%      6.90%      12.23%
   (reflects no deduction for taxes)
S&P 500 Index                                     10.88%      -2.30%     12.07%
   (reflects no deduction for fees,
   expenses or taxes)
Russell 3000 (registered trademark) Value Index   16.94%      6.10%      13.84%
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
                                                  1         5          LIFE
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004    YEAR      YEARS     OF CLASS(1)
--------------------------------------------------------------------------------
Value
Return Before Taxes                              14.57%    11.67%    9.12%
Lipper Multi-Cap Value Index                     14.91%    6.90%     6.67%
   (reflects no deduction for taxes)
S&P 500 Index                                    10.88%    -2.30%    4.83%
   (reflects no deduction for fees,
   expenses or taxes)
Russell 3000 (registered trademark) Value Index  16.94%    6.10%     7.79%
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS JULY 31, 1997.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at americancentury.com.

------
4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares, other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
  Maximum Account Maintenance Fee                                        $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                   DISTRIBUTION                   TOTAL ANNUAL
                    MANAGEMENT     AND SERVICE       OTHER        FUND OPERATING
                    FEE(1)         (12B-1) FEES      EXPENSES(2)  EXPENSES
--------------------------------------------------------------------------------
Value
  Investor
  Class              0.99%          None              0.00%        0.99%
--------------------------------------------------------------------------------
  Institutional
  Class              0.79%          None              0.00%        0.79%
--------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
     HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR AN
     EXPLANATION OF STRATEGY ASSETS.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                         1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Value
  Investor
  Class                  $101          $314           $545           $1,208
--------------------------------------------------------------------------------
  Institutional
  Class                  $81           $252           $438           $975
--------------------------------------------------------------------------------

------
5

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stock of these undervalued companies and hold it until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase. Since the fund invests in companies of all sizes on an ongoing basis, it may be best characterized as a multi-capitalization value fund.

The portfolio managers may sell stocks from the fund's portfolio if they believe:

*  a stock no longer meets their valuation criteria

*  a stock's risk parameters outweigh its return opportunity

*  more attractive alternatives are identified

*  specific events alter a stock's prospects.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the fund's assets invested in U.S. EQUITY SECURITIES at all times.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO
        COMMON STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

------
6

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

------
7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND
TO THE ADVISOR AS A PERCENTAGE OF
AVERAGE NET ASSETS FOR THE MOST RECENT         INVESTOR         INSTITUTIONAL
FISCAL YEAR ENDED MARCH 31, 2005               CLASS            CLASS
--------------------------------------------------------------------------------
Value                                          0.99%            0.79%
--------------------------------------------------------------------------------

------
8

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer - Value and Senior Vice President, has
been a member of the team that manages Value since its inception. Prior to joining American Century in September 1993, he spent 11 years at Boatmen's Trust
Company in St. Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages Value since October 1996. He became a portfolio manager in
February 1999. He has a bachelor's degree in finance from Southern Illinois
University and an MBA in finance from the University of Missouri - Columbia. He is a CFA charterholder.

MICHAEL LISS

Mr. Liss, Vice President and Portfolio Manager, has been a member of the team that manages Value since joining American Century in June 1998. He became a senior investment analyst in August 2003 and then became a portfolio manager in
February 2004. He has a bachelor's degree in accounting and finance from
Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

------
9

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For American
Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

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10

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                          INSTITUTIONAL CLASS

Investor Services Representative        Service Representative
1-800-345-2021                          1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.

* The fund name

* Your American Century account number, if known*

* Your name

* The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE-OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

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11

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                          INSTITUTIONAL CLASS

P.O. Box 419200                         P.O. Box 419385
Kansas City, MO 64141-6200              Kansas City, MO 64141-6385

Fax                                     Fax
816-340-7962                            816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

You may sell shares automatically by establishing Check-A-Month or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a Representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                        4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 5 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

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12

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

        [graphic of triangle]

        PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
        ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
        (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS),
        AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY BUSINESS,
        BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE
        ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE
        SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

------
13

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

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14

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

------
15

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a FINANCIAL INTERMEDIARY or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your intermediary or plan sponsor.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

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16

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by ensuring that they are educated about the fund, and to help such intermediaries defray costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on its behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

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18

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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19

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income                5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

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20

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
21

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the fund through financial intermediaries: Investor Class, Institutional Class, A Class, B Class,
C Class, R Class and Advisor Class. The shares offered by this prospectus are
Investor Class and Institutional Class shares. Investor Class and Institutional
Class shares have no up-front or deferred charges, commissions or 12b-1 fees.
Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

------
22

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

------
23

VALUE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
---------------------------------------------------------------------------------------------------
                                         2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $7.72       $5.61       $7.19       $6.27       $5.35
---------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
   Net Investment Income(1)              0.09        0.09        0.07        0.08        0.10
--------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                0.64        2.18        (1.48)      1.03        0.92
---------------------------------------------------------------------------------------------------
   Total From Investment Operations      0.73        2.27        (1.41)      1.11        1.02
---------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
   From Net Investment Income            (0.09)      (0.08)      (0.07)      (0.08)      (0.10)
--------------------------------------
   From Net Realized Gains               (1.05)      (0.08)      (0.10)      (0.11)       -
---------------------------------------------------------------------------------------------------
   Total Distributions                   (1.14)      (0.16)      (0.17)      (0.19)      (0.10)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $7.31       $7.72       $5.61       $7.19       $6.27
===================================================================================================
   TOTAL RETURN(2)                       9.95%       40.66%      (19.85)%    17.96%      19.20%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.99%       1.00%       1.00%       1.00%       1.00%
--------------------------------------
Ratio of Net Investment
Income to Average Net Assets             1.16%       1.26%       1.19%       1.11%       1.71%
--------------------------------------
Portfolio Turnover Rate                  130%        122%        102%        151%        150%
--------------------------------------
Net Assets, End of Period
(in thousands)                           $2,315,507  $2,152,265  $1,552,632  $2,068,901  $1,532,113
---------------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
24

VALUE FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
-------------------------------------------------------------------------------------------
                                           2005      2004      2003      2002      2001
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $7.72     $5.61     $7.20     $6.27     $5.36
-------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(1)                0.10      0.10      0.09      0.09      0.11
----------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                  0.65      2.18      (1.50)    1.04      0.91
-------------------------------------------------------------------------------------------
   Total From Investment Operations        0.75      2.28      (1.41)    1.13      1.02
-------------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income              (0.10)    (0.09)    (0.08)    (0.09)    (0.11)
----------------------------------------
   From Net Realized Gains                 (1.05)    (0.08)    (0.10)    (0.11)     -
-------------------------------------------------------------------------------------------
   Total Distributions                     (1.15)    (0.17)    (0.18)    (0.20)    (0.11)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $7.32     $7.72     $5.61     $7.20     $6.27
===========================================================================================
   TOTAL RETURN(2)                         10.30%    40.93%    (19.70)%  18.19%    19.24%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      0.79%     0.80%     0.80%     0.80%     0.80%
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets               1.36%     1.46%     1.38%     1.31%     1.91%
----------------------------------------
Portfolio Turnover Rate                    130%      122%      102%      151%      150%
----------------------------------------
Net Assets, End of Period
(in thousands)                             $251,812  $223,282  $179,196  $226,681  $186,987
-------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room, Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
Value Fund
  Investor Class                039               TWVLX          Value
--------------------------------------------------------------------------------
  Institutional Class           339               AVLIX          Value
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
americancentury.com

Investor Class                          Institutional Class
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

0507
SH-PRS-43681

July 29, 2005

American Century Investments
prospectus

A Class
B Class
C Class
R Class
Advisor Class
Value Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Value seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Value, the portfolio managers look for companies whose stock price may not reflect the company's value. The managers attempt to purchase the stock of these undervalued companies and hold it until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The fund's principal risks include

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

*  STYLE RISK - If the fund's investment style is out of favor with the market, the fund's performance may suffer.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
8.

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. The returns of the fund's other classes of shares will differ from those shown in the chart, depending on the expenses of those classes.

VALUE FUND - ADVISOR CLASS(1)

[data from bar chart]

1997              25.73%
1998               4.55%
1999              -0.87%
2000              18.01%
2001              12.58%
2002             -12.92%
2003              28.57%
2004              14.23%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
     FUND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS 0.29%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                          HIGHEST                              LOWEST
--------------------------------------------------------------------------------
Value                     18.20% (2Q 1999)                     -16.33% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Advisor
Class shares calculated three different ways. Additional tables show the average annual total returns of the fund's A Class, B Class and C Class shares calculated before the impact of taxes. Because the R Class of Value was not in operation as of the calendar year end, it is not included.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Class shares. After-tax returns for other share classes will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

------
3

The S&P 500 Index is viewed as a broad measure of U.S. stock performance. The
Lipper Multi-Cap Value Index is an index of multicap value funds that have management styles similar to Value. The Russell 3000 Value Index measures the performance of the 3,000 largest publicly traded U.S. companies with lower price/book ratios.

ADVISOR CLASS
                                                                       LIFE
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004   1 YEAR    5 YEARS   OF CLASS(1)
--------------------------------------------------------------------------------
Value
Return Before Taxes                             14.23%    11.19%    11.12%
Return After Taxes on Distributions             10.71%    9.85%     7.82%
Return After Taxes on Distributions
   and Sale of Fund Shares                      11.05%    9.08%     7.61%
Lipper Multi-Cap Value Index                    14.91%    6.90%     9.74%(2)
   (reflects no deduction for taxes)
S&P 500 Index                                   10.88%    -2.30%    8.68%(2)
   (reflects no deduction for fees,
   expenses or taxes)
Russell 3000 (reg tm) Value Index               16.94%    6.10%     11.14%(2)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS OCTOBER 2, 1996.

(2)  SINCE OCTOBER 3, 1996, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

A CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004      1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Value(2)
Return Before Taxes                                7.48%       20.45%
Lipper Multi-Cap Value Index                       14.91%      26.03%
   (reflects no deduction for taxes)
S&P 500 Index                                      10.88%      22.06%
   (reflects no deduction for fees,
   expenses or taxes)
Russell 3000 (reg tm) Value Index                  16.94%      26.62%
   (reflects no deduction for fees,
  expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE A CLASS IS JANUARY 31, 2003.

(2)  RETURNS ASSUME THE DEDUCTION OF ALL SALES LOADS, CHARGES AND OTHER
     FEES ASSOCIATED WITH THE FUND. YOUR ACTUAL RETURNS MAY VARY DEPENDING ON
     THE CIRCUMSTANCES OF YOUR INVESTMENT.

------
4

B CLASS
                                                                       LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004          1 YEAR          CLASS(1)
--------------------------------------------------------------------------------
Value(2)
Return Before Taxes                                    9.50%           21.70%
Lipper Multi-Cap Value Index                           14.91%          26.03%
   (reflects no deduction for taxes)
S&P 500 Index                                          10.88%          22.06%
   (reflects no deduction for fees,
   expenses or taxes)
Russell 3000 (reg tm) Value Index                      16.94%          26.62%
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE B CLASS IS JANUARY 31, 2003.

(2)  RETURNS ASSUME THE DEDUCTION OF ALL SALES LOADS, CHARGES AND OTHER
     FEES ASSOCIATED WITH THE FUND. YOUR ACTUAL RETURNS MAY VARY DEPENDING ON
     THE CIRCUMSTANCES OF YOUR INVESTMENT.

C CLASS
                                                                       LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004          1 YEAR          CLASS(1)
--------------------------------------------------------------------------------
Value
Return Before Taxes                                    13.42%          7.45%
Lipper Multi-Cap Value Index                           14.91%          5.25%(2)
   (reflects no deduction for taxes)
S&P 500 Index                                          10.88%          0.67%(2)
   (reflects no deduction for fees,
   expenses or taxes)
Russell 3000 (reg tm) Value Index                      16.94%          5.86%(2)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE C CLASS IS JUNE 4, 2001.

(2)  SINCE MAY 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

------
5

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                          A        B         C         R      ADVISOR
                                          CLASS    CLASS     CLASS     CLASS  CLASS
-------------------------------------------------------------------------------------
Maximum Sales Charge (Load)               5.75%    None      None      None   None
Imposed on Purchases
   (as a percentage of offering price)
-------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)      None(1)  5.00%(2)  1.00%(3)  None   None
   (as a percentage of the original
   offering price for B Class shares
   or the lower of the original offering
   price or redemption proceeds
   for A and C Class shares)
-------------------------------------------------------------------------------------

(1)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
     A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2)  THIS CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES
     OVER THE NEXT FIVE YEARS AS SHOWN ON PAGE 14, AND IS ELIMINATED AFTER SIX
     YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE AND IS
     ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                  DISTRIBUTION                    TOTAL ANNUAL
                  MANAGEMENT      AND SERVICE        OTHER        FUND OPERATING
                  FEE(1)          (12B-1) FEES       EXPENSES     EXPENSES
--------------------------------------------------------------------------------
Value
  A Class         0.99%           0.25%(2)           0.00%(3)     1.24%
--------------------------------------------------------------------------------
  B Class         0.99%           1.00%(2)           0.00%(3)     1.99%
--------------------------------------------------------------------------------
  C Class         0.99%           1.00%(2)           0.00%(3)     1.99%
--------------------------------------------------------------------------------
  R Class         0.99%           0.50%(2)           0.00%(4)     1.49%
--------------------------------------------------------------------------------
  Advisor
  Class           0.74%           0.50%(5)           0.00%(3)     1.24%
--------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
     HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR AN
     EXPLANATION OF STRATEGY ASSETS.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE 24.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

(5)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING AND ADMINISTRATIVE SERVICES PROVIDED BY FINANCIAL
     INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS THE SAME FOR ALL CLASSES. FOR MORE INFORMATION, SEE Service,
     Distribution and Administrative Fees, PAGE 24.

------
6

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                     1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
Value
  A Class            $694            $944             $1,214           $1,981
--------------------------------------------------------------------------------
  B Class            $601            $920             $1,164           $2,105
--------------------------------------------------------------------------------
  C Class            $201            $620             $1,064           $2,295
--------------------------------------------------------------------------------
  R Class            $151            $469             $809             $1,767
--------------------------------------------------------------------------------
  Advisor
  Class              $126            $392             $678             $1,492
--------------------------------------------------------------------------------

The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares and thus did not incur such charges:

                     1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
Value
  A Class            $694            $944             $1,214           $1,981
--------------------------------------------------------------------------------
  B Class            $201            $620             $1,064           $2,105
--------------------------------------------------------------------------------
  C Class            $201            $620             $1,064           $2,295
--------------------------------------------------------------------------------
  R Class            $151            $469             $809             $1,767
--------------------------------------------------------------------------------
  Advisor
  Class              $126            $392             $678             $1,492
--------------------------------------------------------------------------------

------
7

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stock of these undervalued companies and hold it until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase. Since the fund invests in companies of all sizes on an ongoing basis, it may be best characterized as a multi-capitalization value fund.

The portfolio managers may sell stocks from the fund's portfolio if they believe:

*  a stock no longer meets their valuation criteria

*  a stock's risk parameters outweigh its return opportunity

*  more attractive alternatives are identified

*  specific events alter a stock's prospects.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the fund's assets invested in U.S. EQUITY SECURITIES at all times.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO
        COMMON STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies and other similar securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

------
8

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

------
9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears. Value R Class will pay the advisor a unified management fee of 1.00% of its pro rata share of the first
$2.5 billion of the strategy assets, 0.95% of its pro rata share of the next
$2.5 billion of the strategy assets, 0.90% of its pro rata share of the next
$2.5 billion of the strategy assets and 0.85% of its pro rata share over $7.5 billion of the strategy assets.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND
TO THE ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR ENDED        A       B       C       R        ADVISOR
MARCH 31, 2005                       CLASS   CLASS   CLASS   CLASS    CLASS
--------------------------------------------------------------------------------
Value                                0.99%   0.99%   0.99%   N/A(1)   0.74%
--------------------------------------------------------------------------------

(1)  THE R CLASS OF VALUE HAD NOT COMMENCED OPERATIONS AS OF MARCH 31, 2005.

------
10

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer - Value and Senior Vice President, has
been a member of the team that manages Value since its inception. Prior to joining American Century in 1993, he spent 11 years at Boatmen's Trust Company in St. Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an
MBA from Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages Value since October 1996. He became a portfolio manager in
February 1999. He has a bachelor's degree in finance from Southern Illinois
University and an MBA in finance from the University of Missouri - Columbia. He is a CFA charterholder.

MICHAEL LISS

Mr. Liss, Vice President and Portfolio Manager, has been a member of the team that manages Value since joining American Century in June 1998. He became a senior investment analyst in August 2003 and then became a portfolio manager in
February 2004. He has a bachelor's degree in accounting and finance from
Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

------
11

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

The fund offers the A, B, C, R and Advisor Classes through this prospectus.
Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                            B CLASS
---------------------------------------------------------------
Initial sales charge(1)            No initial sales charge
---------------------------------------------------------------
Generally no contingent            Contingent deferred sales
deferred sales charge(2)           charge on redemptions
                                   within six years
---------------------------------------------------------------
12b-1 fee of 0.25%                 12b-1 fee of 1.00%
---------------------------------------------------------------
No conversion feature              Convert to A Class shares
                                   eight years after purchase
---------------------------------------------------------------
Generally more appropriate         Aggregate purchases are
for long-term investors            limited to amounts less
                                   than $100,000
---------------------------------------------------------------

C CLASS                            ADVISOR CLASS AND R CLASS
---------------------------------------------------------------
No initial sales charge            No initial sales charge
---------------------------------------------------------------
Contingent deferred sales          No contingent deferred
charge on redemptions              sales charge
within 12 months
---------------------------------------------------------------
12b-1 fee of 1.00%                 12b-1 fee of 0.50%(3)
---------------------------------------------------------------
No conversion feature              No conversion feature
---------------------------------------------------------------
Aggregate purchases are            Generally offered through
limited to amounts less than       qualified retirement plans
$1,000,000; generally more         and other fee-based
appropriate for short-term         arrangements
investors
---------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  WHILE THE ADVISOR CLASS AND R CLASS HAVE THE SAME 12B-1 FEE, THEIR
     TOTAL ANNUAL FUND OPERATING EXPENSES WILL BE DIFFERENT BECAUSE OF THE
     ADVISOR CLASS'S LOWER UNIFIED MANAGEMENT FEE. SEE PAGE 6 FOR MORE DETAILS.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

CALCULATION OF SALES CHARGES

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

------
12

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

                                                                AMOUNT PAID
                                                                TO FINANCIAL
                           SALES CHARGE      SALES CHARGE       ADVISOR AS A
                           AS A % OF         AS A % OF NET      % OF OFFERING
PURCHASE AMOUNT            OFFERING PRICE    AMOUNT INVESTED    PRICE
--------------------------------------------------------------------------------
Less than $50,000          5.75%             6.10%              5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999          4.75%             4.99%              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999        3.75%             3.90%              3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999        2.50%             2.56%              2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999        2.00%             2.04%              1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999    0.00%             0.00%              1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999    0.00%             0.00%              0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more        0.00%             0.00%              0.25%(1)
--------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY QUALIFIED RETIREMENT PLANS, NO
     UPFRONT AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts, rather than accounts aggregated at the intermediary level, may be included.

CONCURRENT PURCHASES. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

------
13

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. Such purchases will be valued at their historical cost for this purpose. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested dividends do not apply toward these combined purchases. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

*  wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  present or former officers, directors and employees (and their families)
   of American Century

*  qualified retirement plan purchases

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

*  certain other investors as deemed appropriate by American Century

B Class

B Class shares are sold at their net asset value without an initial sales charge. For sales of B Class shares, the amount paid to your financial advisor is 4.00% of the amount invested. If you redeem your shares within six years of purchase you will pay a contingent deferred sales charge (CDSC) as set forth below. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial advisor. There is no
CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTIONS DURING                        CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                                  5.00%
--------------------------------------------------------------------------------
2nd year                                  4.00%
--------------------------------------------------------------------------------
3rd year                                  3.00%
--------------------------------------------------------------------------------
4th year                                  3.00%
--------------------------------------------------------------------------------
5th year                                  2.00%
--------------------------------------------------------------------------------
6th year                                  1.00%
--------------------------------------------------------------------------------
After 6th year                            None
--------------------------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A
Class shares (which carry a 0.25% 12b-1 fee) in the month of the eight-year anniversary of the purchase date.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial advisor is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial advisor.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

------
14

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   *  12% of the lesser of the original purchase cost or current market value for A Class shares

   *  12% of the original purchase cost for B Class shares

   *  12% of the lesser of the original purchase cost or current market value for C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class and C
   Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

*  if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

------
15

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will depend on the policies of the financial intermediary through which you do business. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to

------
16

discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

------
17

REDEMPTIONS

If you sell your B or C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

------
18

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------
19

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

------
20

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid annually, usually in
December. It may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
21

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (>1 year)
and Qualified Dividend Income                5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

------
22

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
23

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the fund through financial intermediaries: Investor Class, Institutional Class, A Class, B Class,
C Class, R Class and Advisor Class. The shares offered by this prospectus are A,
B, C, R and Advisor Class shares, which are offered primarily through employer-sponsored retirement plans or through institutions such as investment advisors, banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described herein, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C
Class, and 0.50% for Advisor Class and R Class to the distributor for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. Under the Advisor Class Plan, the fund's
Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

------
24

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by ensuring that they are educated about the fund, and to help such intermediaries defray costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

------
25

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old. Because the
R Class is new, financial information is not available for this class.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

------
26

VALUE FUND
A Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------
                                          2005          2004          2003(1)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $7.72         $5.60         $5.77
------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(2)               0.07          0.07          0.01
----------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                 0.64          2.19          (0.16)
------------------------------------------------------------------------------
   Total From Investment Operations       0.71          2.26          (0.15)
------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income             (0.07)        (0.06)        (0.02)
----------------------------------------
   From Net Realized Gains                (1.05)        (0.08)         -
------------------------------------------------------------------------------
   Total Distributions                    (1.12)        (0.14)        (0.02)
------------------------------------------------------------------------------
Net Asset Value, End of Period            $7.31         $7.72         $5.60
==============================================================================
   TOTAL RETURN(3)                        9.67%         40.55%        (2.67)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     1.24%         1.25%         1.25%(4)
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets              0.91%         1.01%         0.62%(4)
----------------------------------------
Portfolio Turnover Rate                   130%          122%          102%(5)
----------------------------------------
Net Assets, End of Period
(in thousands)                            $48,330       $15,029       $385
------------------------------------------------------------------------------

(1)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2003.

------
27

VALUE FUND
B Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------
                                         2005        2004        2003(1)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $7.73       $5.61       $5.77
------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
   Net Investment Income(2)              0.01        0.01        -(3)
--------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                0.65        2.20        (0.15)
------------------------------------------------------------------------------
   Total From Investment Operations      0.66        2.21        (0.15)
------------------------------------------------------------------------------
Distributions
--------------------------------------
   From Net Investment Income            (0.03)      (0.01)      (0.01)
--------------------------------------
   From Net Realized Gains               (1.05)      (0.08)      -
------------------------------------------------------------------------------
   Total Distributions                   (1.08)      (0.09)      (0.01)
------------------------------------------------------------------------------
Net Asset Value, End of Period           $7.31       $7.73       $5.61
==============================================================================
   TOTAL RETURN(4)                       8.93%       39.51%      (2.59)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.99%       2.00%       1.98%(5)(6)
--------------------------------------
Ratio of Net Investment
Income to Average Net Assets             0.16%       0.26%       (0.17)%(5)(6)
--------------------------------------
Portfolio Turnover Rate                  130%        122%        102%(7)
--------------------------------------
Net Assets, End of Period
(in thousands)                           $5,059      $2,656      $91
------------------------------------------------------------------------------

(1)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

(6)  DURING THE PERIOD ENDED MARCH 31, 2003, THE DISTRIBUTOR VOLUNTARILY
     WAIVED A PORTION OF THE DISTRIBUTION AND SERVICE FEES. HAD FEES NOT BEEN
     WAIVED, THE ANNUALIZED RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
     AND ANNUALIZED RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD
     HAVE BEEN 2.00% AND (0.19)%, RESPECTIVELY.

(7)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2003.

------
28

VALUE FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------
                                       2005      2004     2003       2002(1)
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $7.70     $5.58    $7.18      $6.90
-------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income (Loss)(2)     0.01      0.02     0.01       -(3)
-------------------------------------
   Net Realized and
   Unrealized Gain (Loss)              0.64      2.19     (1.50)     0.42
-------------------------------------------------------------------------------
   Total From Investment Operations    0.65      2.21     (1.49)     0.42
-------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income          (0.03)    (0.01)   (0.01)     (0.03)
-------------------------------------
   From Net Realized Gains             (1.05)    (0.08)   (0.10)     (0.11)
-------------------------------------------------------------------------------
   Total Distributions                 (1.08)    (0.09)   (0.11)     (0.14)
-------------------------------------------------------------------------------
Net Asset Value, End of Period         $7.27     $7.70    $5.58      $7.18
===============================================================================
   TOTAL RETURN(4)                     8.84%     39.73%   (20.90)%   6.33%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.99%     2.00%    2.00%      2.00%(5)
-------------------------------------
Ratio of Net Investment
Income (Loss) to Average Net Assets    0.16%     0.26%    0.19%      (0.06)%(5)
-------------------------------------
Portfolio Turnover Rate                130%      122%     102%       151%(6)
-------------------------------------
Net Assets, End of Period
(in thousands)                         $13,885   $6,613   $2,461     $1,866
-------------------------------------------------------------------------------

(1)  JUNE 4, 2001 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2002.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

(6)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2002.

------
29

VALUE FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
-----------------------------------------------------------------------------------------
                                        2005      2004      2003      2002       2001
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $7.72     $5.60     $7.19     $6.27      $5.36
-----------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income(1)             0.07      0.07      0.06      0.06       0.08
-------------------------------------
   Net Realized and
   Unrealized Gain (Loss)               0.64      2.19      (1.49)    1.03       0.92
-----------------------------------------------------------------------------------------
   Total From Investment Operations     0.71      2.26      (1.43)    1.09       1.00
-----------------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income           (0.07)    (0.06)    (0.06)    (0.06)     (0.09)
-------------------------------------
   From Net Realized Gains              (1.05)    (0.08)    (0.10)    (0.11)     -
-----------------------------------------------------------------------------------------
   Total Distributions                  (1.12)    (0.14)    (0.16)    (0.17)     (0.09)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period          $7.31     $7.72     $5.60     $7.19      $6.27
=========================================================================================
   TOTAL RETURN(2)                      9.67%     40.56%    (20.07)%  17.51%     18.72%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.24%     1.25%     1.25%     1.25%      1.25%
-------------------------------------
Ratio of Net Investment
Income to Average Net Assets            0.91%     1.01%     0.94%     0.86%      1.46%
-------------------------------------
Portfolio Turnover Rate                 130%      122%      102%      151%       150%
-------------------------------------
Net Assets, End of Period
(in thousands)                          $236,960  $403,212  $210,984  $208,311   $102,357
-----------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
30

NOTES

------
31

NOTES

------
32

NOTES

------
33

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room, Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

                                                                    NEWSPAPER
FUND REFERENCE             FUND CODE             TICKER             LISTING
--------------------------------------------------------------------------------
Value Fund
  A Class                    139                   ACAVX              Value
--------------------------------------------------------------------------------
  B Class                    307                   ACBVX              Value
--------------------------------------------------------------------------------
  C Class                    439                   ACLCX              Value
--------------------------------------------------------------------------------
  R Class                    207                   N/A                Value
--------------------------------------------------------------------------------
  Advisor
  Class                      739                   TWADX              Value
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878
americancentury.com

0507
SH-PRS-43682

July 29, 2005
American Century Investments
statement of additional information

American Century Capital Portfolios, Inc.

Equity Income Fund
Equity Index Fund
Large Company Value Fund
Mid Cap Value Fund
Real Estate Fund
Small Cap Value Fund
Value Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED JULY 29, 2005, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT THE
ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT
AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

------
1

THE FUNDS' HISTORY

American Century Capital Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 14,
1993. The corporation was known as Twentieth Century Capital Portfolios, Inc.
until January 1997. Throughout this statement of additional information we refer to American Century Capital Portfolios, Inc. as the corporation.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                                 TICKER                    INCEPTION
                                           SYMBOL                    DATE
--------------------------------------------------------------------------------
Equity
Income
  Investor Class                           TWEIX                     08/01/1994
--------------------------------------------------------------------------------
  Institutional Class                      ACIIX                     07/08/1998
--------------------------------------------------------------------------------
  C Class                                  AEYIX                     07/13/2001
--------------------------------------------------------------------------------
  R Class                                  AEURX                     08/29/2003
--------------------------------------------------------------------------------
  Advisor Class                            TWEAX                     03/07/1997
--------------------------------------------------------------------------------
Equity Index
  Investor Class                           ACIVX                     02/26/1999
--------------------------------------------------------------------------------
  Institutional Class                      ACQIX                     02/26/1999
--------------------------------------------------------------------------------
Large Company
Value
  Investor Class                           ALVIX                     07/30/1999
--------------------------------------------------------------------------------
  Institutional Class                      ALVSX                     08/10/2001
--------------------------------------------------------------------------------
  A Class                                  ALAVX                     01/31/2003
--------------------------------------------------------------------------------
  B Class                                  ALBVX                     01/31/2003
--------------------------------------------------------------------------------
  C Class                                  ALPCX                     11/07/2001
--------------------------------------------------------------------------------
  R Class                                  ALVRX                     08/29/2003
--------------------------------------------------------------------------------
  Advisor Class                            ALPAX                     10/26/2000
--------------------------------------------------------------------------------
Mid Cap
Value
  Investor Class                           ACMVX                     03/31/2004
--------------------------------------------------------------------------------
  Institutional Class                      AVUAX                     08/02/2004
--------------------------------------------------------------------------------
  R Class                                  AMVRX                     07/29/2005
--------------------------------------------------------------------------------
  Advisor Class                            ACLAX                     01/13/2005
--------------------------------------------------------------------------------
Real Estate
  Investor Class                           REACX                     09/21/1995
--------------------------------------------------------------------------------
  Institutional Class                      REAIX                     06/16/1997
--------------------------------------------------------------------------------
  Advisor Class                            AREEX                     10/06/1998
--------------------------------------------------------------------------------
Small Cap
Value
  Investor Class                           ASVIX                     07/31/1998
--------------------------------------------------------------------------------
  Institutional Class                      ACVIX                     10/26/1998
--------------------------------------------------------------------------------
  C Class                                  ACVCX                     06/01/2001
--------------------------------------------------------------------------------
  Advisor Class                            ACSCX                     12/31/1999
--------------------------------------------------------------------------------
Value
  Investor Class                           TWVLX                     09/01/1993
--------------------------------------------------------------------------------
  Institutional Class                      AVLIX                     07/31/1997
--------------------------------------------------------------------------------
  A Class                                  ACAVX                     01/31/2003
--------------------------------------------------------------------------------
  B Class                                  ACBVX                     01/31/2003
--------------------------------------------------------------------------------
  C Class                                  ACLCX                     06/04/2001
--------------------------------------------------------------------------------
  R Class                                  AVURX                     07/29/2005
--------------------------------------------------------------------------------
  Advisor Class                            TWADX                     10/02/1996
--------------------------------------------------------------------------------

------
2

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on page 4. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the prospectuses.

Equity Income, Large Company Value, Mid Cap Value, Small Cap Value and Value are
each diversified as defined in the Investment Company Act of 1940 (the
Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Equity Index and Real Estate are non-diversified as defined in the Investment
Company Act. Non-diversified means that the proportion of the funds' assets that may be invested in the securities of a single issuer is not limited by the
Investment Company Act.

It is intended that Equity Index will be diversified to the extent that the S&P
500 Index is diversified. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
prospectuses, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments vary according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund generally will consist of equity and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the fund management teams may invest the assets of each fund in varying amounts using other investment techniques, such as those reflected in the table below, when such a course is deemed appropriate to pursue a fund's investment objective. Senior securities that are high-grade issues, in the opinion of the managers, also may be purchased for defensive purposes.

Income is a primary or secondary objective of the Equity Income, Large Company
Value, Mid Cap Value, Real Estate, Small Cap Value and Value funds. As a result, a portion of the portfolio of each of these funds may consist of debt securities.

So long as a sufficient number of acceptable securities are available, the portfolio managers intend to keep the funds fully invested. However, under exceptional conditions, each fund except Equity Index may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.

------
3

The managers may use futures and options as a way to expose the funds' cash assets to the market while maintaining liquidity. As mentioned in the prospectuses, the managers may not leverage the funds' portfolios, so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE
SECURITIES, page 8, SHORT-TERM SECURITIES, page 11 and FUTURES AND OPTIONS, page
12.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult the table below. An "X" indicates that the fund may invest in the security or employ the investment technique that appears in the corresponding row.

                                       LARGE
                    EQUITY    EQUITY   COMPANY    MID CAP    REAL       SMALL CAP
                    INCOME    INDEX    VALUE      VALUE      ESTATE     VALUE       VALUE
-------------------------------------------------------------------------------------------
Equity              x         x        x          x          x          x           x
Equivalent
Securities
-------------------------------------------------------------------------------------------
Debt Securities     x         x        x          x          x          x           x
-------------------------------------------------------------------------------------------
Foreign             35%       x        20%        35%        x          20%         35%
Securities
-------------------------------------------------------------------------------------------
Convertible         x         x        x          x          x          x           x
Securities
-------------------------------------------------------------------------------------------
Short Sales         x         x        x          x          x          x           x
-------------------------------------------------------------------------------------------
Portfolio        33 1/3%   33 1/3%  33 1/3%    33 1/3%    33 1/3%    33 1/3%     33 1/3%
Lending
-------------------------------------------------------------------------------------------
Derivative          x         x        x          x          x          x           x
Securities
-------------------------------------------------------------------------------------------
Investments in      5%        5%       5%         5%         5%         5%          5%
Issuers with
Limited
Operating
Histories
-------------------------------------------------------------------------------------------
Repurchase          x         x        x          x          x          x           x
Agreements
-------------------------------------------------------------------------------------------
When-Issued         x         x        x          x          x          x           x
and Forward
Commitment
Agreements
-------------------------------------------------------------------------------------------
Illiquid           15%       15%      15%        15%        15%        15%         15%
Securities
-------------------------------------------------------------------------------------------
Short-Term          x         x        x          x          x          x           x
Securities
-------------------------------------------------------------------------------------------
Other Investment    10%       10%      10%        10%        10%        10%         10%
Companies
-------------------------------------------------------------------------------------------
Futures and         x         x        x          x          x          x           x
Options
-------------------------------------------------------------------------------------------
Forward Currency    x         x        x          x          x          x           x
Exchange
Contracts
-------------------------------------------------------------------------------------------

Equity Equivalent Securities

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include common stock, preferred stock, securities convertible into common stock, stock futures contracts and stock index futures contracts.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in FOREIGN SECURITIES, page 6, are an example of the type of derivative security in which a fund might invest.

------
4

Debt Securities

Each of the funds may invest in debt securities. The primary or secondary investment objective of Equity Income, Large Company Value, Mid Cap Value, Real
Estate, Small Cap Value and Value is income creation. As a result, these funds may invest in debt securities when the portfolio managers believe such securities represent an attractive investment for the funds. These funds may invest in debt securities for income or as a defensive strategy when the managers believe adverse economic or market conditions exist.

Equity Index invests in debt securities primarily for cash management. The debt securities that Equity Index invests in are generally short-term.

The value of the debt securities in which the funds may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities that are part of a fund's fixed-income portfolio will be limited primarily to "investment-grade" obligations. However, each fund may invest up to
5% of its assets in "high-yield" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard &
Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk, non-convertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P, or their equivalent, are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the fund's investment objective. See EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS, page 71.

If the aggregate value of high-yield securities exceeds 5% because of their market appreciation or other assets' depreciation, the funds will not necessarily sell them. Instead, the portfolio managers will not purchase additional high-yield securities until their value is less than 5% of the fund's assets. Portfolio managers will monitor these investments to determine whether holding them will likely help the fund meet its investment objectives.

In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

Even though the funds will invest primarily in equity securities, under exceptional market or economic conditions, the funds may temporarily invest all or a substantial portion of their assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies). To the extent that a fund assumes a defensive position, it will not be investing for capital growth.

------
5

Foreign Securities

Each fund may invest in the securities of foreign issuers, including foreign governments and their agencies, when these securities meet their standards of selection. In determining whether a company is foreign, the portfolio managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weighting given to each of these factors will vary depending on the circumstances in a given case.

The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. Depositary receipts, depositary shares or similar instruments are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

The funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, foreign governments and their agencies. The funds will limit their purchase of foreign securities to those of issuers whose principal business activities are located in developed countries. The funds consider developed countries to include Australia, Austria,
Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong,
Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway,
Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the
United States.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest have substantially less trading volume than the principal
U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

------
6

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The funds' inability to make intended security purchases due to clearance and settlement problems could cause them to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there may be a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining

------
7

non-convertible bonds or preferred stocks with warrants or stock call options.
The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in derivative securities. Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), asset-backed commercial paper (ABCP), commercial and residential mortgage-backed securities (MBS), collateralized debt obligations (CDO), collateralized loan obligations (CLO), and securities backed by other types of collateral or indices. For example, Standard & Poor's
Depositary Receipts, also known as "SPDRs", track the price performance and dividend yield of the S&P Index by providing a stake in the stocks that make up that index. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depositary receipts backed by, or representing interests in those assets.

------
8

Some structured investments are individually negotiated agreements or are traded over the counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides, among other things, that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investment in Issuers with Limited Operating Histories

The funds may invest a portion of their assets in the equity securities of issuers with limited operating histories. The portfolio managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

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9

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding these issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or

------
10

lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of
Directors has delegated the day-to-day function of determining the liquidity of
Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, their liquidity may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on that fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures or other debt instruments;

*  Repurchase agreements; and

*  Money market funds.

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11

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investment in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of a fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the NASDAQ-100 index-tracking ETF (CUBES or
QQQQs), with the same percentage limitations as investments in registered investment companies. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the funds' securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

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12

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions based on securities indices provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures
Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily

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13

margin requirements at a time when the portfolio managers would not otherwise do
so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 8.

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14

The funds expect to use forward currency contracts under two circumstances:

(1)  When the portfolio managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the portfolio managers would be able to enter into a forward currency contract to do so; or

(2)  When the portfolio managers believe the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the portfolio managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. A fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contract.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of foreign currencies will change due to market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The portfolio managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency that the fund is obligated to deliver.

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15

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following policies apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT            POLICY
--------------------------------------------------------------------------------------
Senior             A fund may not issue senior securities,
Securities         except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------------
Borrowing          A fund may not borrow money, except for
                   temporary or emergency purposes (not for
                   leveraging or investment) in an amount not
                   exceeding 33 1/3% of the fund's total assets.
--------------------------------------------------------------------------------------
Lending            A fund may not lend any security or make
                   any other loan if, as a result, more than
                   33 1/3% of the fund's total assets would be
                   lent to other parties except, (i) through the
                   purchase of debt securities in accordance
                   with its investment objectives, policies and
                   limitations, or (ii) by engaging in repurchase
                   agreements with respect to portfolio securities.
--------------------------------------------------------------------------------------
Real               A fund may not purchase or sell real estate unless acquired
Estate             as a result of ownership of securities or other instruments.
                   This policy shall not prevent a fund from investing in
                   securities or other instruments backed by real estate or
                   securities of companies that deal in real estate or are
                   engaged in the real estate business.
--------------------------------------------------------------------------------------
Concentration      Equity Income, Large Company Value, Mid Cap Value,
                   Small Cap Value and Value may not concentrate their
                   investments in securities of issuers in a particular industry
                   (other than securities issued or guaranteed by the U.S.
                   government or any of its agencies or instrumentalities).
                   Equity Index may be concentrated to the extent that the
                   S&P 500 is concentrated. Real Estate may concentrate
                   its investments in real estate securities.
--------------------------------------------------------------------------------------
Underwriting       A fund may not act as an underwriter of securities issued
                   by others, except to the extent that the fund may be
                   considered an underwriter within the meaning of the
                   Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------------
Commodities        A fund may not purchase or sell physical commodities
                   unless acquired as a result of ownership of securities or
                   other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and
                   futures contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------------
Control            A fund may not invest for purposes of exercising
                   control over management.
--------------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit these transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

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16

For purposes of the investment restriction relating to concentration, Equity
Income, Large Company Value, Mid Cap Value, Small Cap Value and Value shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government; any state, territory or possession of the United States; the District of Columbia; or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT              POLICY
----------------------------------------------------------------------------------
Leveraging           A fund may not purchase additional
                     investment securities at any time when
                     outstanding borrowings exceed 5% of
                     the total assets of the fund.
----------------------------------------------------------------------------------
Liquidity            A fund may not purchase any security or
                     enter into a repurchase agreement if, as a
                     result, more than 15% of its net assets would
                     be invested in illiquid securities. Illiquid
                     securities include repurchase agreements not
                     entitling the holder to payment of principal
                     and interest within seven days, and securities
                     that are illiquid by virtue of legal or contractual
                     restrictions on resale or the absence of a
                     readily available market.
----------------------------------------------------------------------------------
Short Sales          A fund may not sell securities short unless it
                     owns or has the right to obtain securities
                     equivalent in kind and amount to the securities
                     sold short, and provided that transactions in
                     futures contracts and options are not deemed
                     to constitute selling securities short.
----------------------------------------------------------------------------------
Margin               A fund may not purchase securities on margin,
                     except to obtain such short-term credits as are
                     necessary for the clearance of transactions,
                     and provided that margin payments in
                     connection with futures contracts and options
                     on futures contracts shall not constitute
                     purchasing securities on margin.
----------------------------------------------------------------------------------
Futures              A fund may enter into futures contracts and
and                  write and buy put and call options relating to
Options              futures contracts. A fund may not, however,
                     enter into leveraged futures transactions if
                     it would be possible for the fund to lose more
                     than the notional value of the investment.
----------------------------------------------------------------------------------
Issuers with         A fund may invest a portion of its assets in the
Limited              equity securities of issuers with limited operating
Operating            histories. An issuer is considered to have a
Histories            limited operating history if that issuer has a record
                     of less than three years of continuous operation.
                     Periods of capital formation, incubation, consolidations,
                     and research and development may be considered
                     in determining whether a particular issuer has a record
                     of three years of continuous operation. For purposes of
                     this limitation, "issuers" refers to operating companies
                     that issue securities for the purpose of issuing debt or
                     raising capital as a means of financing their ongoing
                     operations.
----------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

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17

Transactions with Subadvisor Affiliates

As described in further detail under the section titled INVESTMENT ADVISOR, J.P.
Morgan Investment Management Inc. (JPMIM) is subadvisor to the Real Estate Fund pursuant to an agreement with American Century Investment Management, Inc.

The subadvisor is a wholly owned subsidiary of J.P. Morgan Fleming Asset
Management Holdings, Inc. which is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPMorgan Chase). The subadvisor is a corporation organized under the laws of the State of Delaware and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The subadvisor is located at
522 Fifth Avenue, New York, New York 10036.

JPMorgan Chase, a bank holding company organized under the laws of the State of
Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. JPMorgan Chase, together with its predecessors, has been in the banking and investment advisory business for over
100 years and today, through JPMIM and its other subsidiaries (such as, Morgan
Guaranty Trust Company of New York [Morgan Guaranty], J.P. Morgan Securities
Inc., and J.P. Morgan Securities Ltd.), offers a wide range of banking and investment management services to governmental, institutional, corporate and individual clients. These subsidiaries are hereafter referred to as Morgan affiliates.

J.P. Morgan Securities Inc. is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers. It is active as a dealer in U.S. government securities and an underwriter of and dealer in U.S.
government agency securities and money market instruments.

J.P. Morgan Securities Ltd. underwrites, distributes, and trades international securities, including Eurobonds, commercial paper, and foreign government bonds.
JPMorgan Chase issues commercial paper and long-term debt securities. Morgan
Guaranty and some of its affiliates issue certificates of deposit and create bankers' acceptances.

The Real Estate Fund will not invest in securities issued or created by a Morgan affiliate.

Certain activities of Morgan affiliates may affect the Real Estate Fund's portfolio or the markets for securities in which the fund invests. In particular, activities of Morgan affiliates may affect the prices of securities held by the fund and the supply of issues available for purchase by the fund.
Where a Morgan affiliate holds a large portion of a given issue, the price at which that issue is traded may influence the price of similar securities the fund holds or is considering purchasing.

The Real Estate Fund will not purchase securities directly from Morgan affiliates, and the size of Morgan affiliates' holdings may limit the selection of available securities in a particular maturity, yield, or price range. The fund will not execute any transactions with Morgan affiliates and will use only unaffiliated broker-dealers. In addition, the fund will not purchase any securities of U.S. government agencies during the existence of an underwriting or selling group of which a Morgan affiliate is a member, except to the extent permitted by law.

The Real Estate Fund's ability to engage in transactions with Morgan affiliates is restricted by the SEC and the Federal Reserve Board. In JPMIM's opinion, these limitations should not significantly impair the fund's ability to pursue its investment objectives. However, there may be circumstances in which the fund is disadvantaged by these limitations compared to other funds with similar investment objectives that are not subject to these limitations.

In acting for its fiduciary accounts, including the Real Estate Fund, JPMIM will not discuss its investment decisions or positions with the personnel of any
Morgan affiliate. JPMIM has informed the fund that, in making investment decisions, it will not obtain or use material, non-public information in the possession of any division or department of JPMIM or other Morgan affiliates.

------
18

The commercial banking divisions of Morgan Guaranty and its affiliates may have deposit, loan, and other commercial banking relationships with issuers of securities the Real Estate Fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities purchased by the fund. Except as may be permitted by applicable law, the fund will not purchase securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan Guaranty. JPMIM will not cause the fund to make investments for the direct purpose of benefiting other commercial interests of Morgan affiliates at the fund's expense.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is shown in the Financial Highlights tables in that fund's prospectus.

EQUITY INDEX

Although Equity Index may sell securities regardless of how long they have been held, the fund generally sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the S&P 500 Index, the fund's target index. The Financial Highlights section of the prospectus shows historical turnover rates for the fund.

LARGE COMPANY VALUE

The portfolio managers of Large Company Value purchase portfolio securities with a view to the long-term investment merits of each security and, consequently, the fund may hold its investment securities for several years. However, the decision to purchase or sell any security is ultimately based upon the anticipated contribution of the security to the stated objective of the fund. In order to achieve the fund's objective, the portfolio managers may sell a given security regardless of the time it has been held in the portfolio. Portfolio turnover may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income. In addition, the portfolio managers may sell some securities to realize losses that can be used to offset realized capital gains. They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of the security. Higher turnover would also generate correspondingly higher brokerage commissions, which is a cost the fund pays directly.

OTHER FUNDS

With respect to each other fund, the portfolio managers will sell securities without regard to the length of time the security has been held. Accordingly, each other fund's portfolio turnover rates may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objectives, the portfolio managers may sell a given security regardless of the length of time it has been held in the portfolio and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers' expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

------
19

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is in order to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low; and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Equity Income, the higher portfolio turnover for the fiscal year ended March
31, 2005 can be attributed to repositioning the fund to take advantage of the better opportunities identified by the portfolio managers.

S&P 500 INDEX

The Equity Index fund seeks to achieve a 95% or better correlation between its total return and the total return of the S&P 500 Index. Correlation is measured by comparing the fund's monthly total returns to those of the S&P 500 over the most recent 36-month period.

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's
(S&P), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to American Century is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of American Century or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index.
S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data it includes and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to the results to be obtained by the fund, owners of the fund, or any other person or entity from the use of the S&P 500 Index or any data included therein.
S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

In the future, the fund may select a different index if such a standard of comparison is deemed to be more representative of the performance of the securities the fund seeks to match.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, each fund except Equity Index may invest in securities that may not fit its investment objective or its stated market.
During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

------
20

*  interest-bearing bank accounts or certificates of deposit

*  U.S. government securities and repurchase agreements collateralized by
   U.S. government securities

*  other money market funds

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS LLC).

The other directors, (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS LLC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 12 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

                                                                            NUMBER OF
                                                                            PORTFOLIOS
                           POSITION(S)   LENGTH                             IN FUND         OTHER
                           HELD          OF TIME                            COMPLEX         DIRECTORSHIPS
NAME, ADDRESS              WITH          SERVED    PRINCIPAL OCCUPATION(S)  OVERSEEN BY     HELD BY
(YEAR OF BIRTH)            FUNDS         (YEARS)   DURING PAST 5 YEARS      DIRECTOR        DIRECTOR
----------------------------------------------------------------------------------------------------------
Interested Directors
----------------------------------------------------------------------------------------------------------
James E. Stowers, Jr.(1)   Director,     46        Founder, Director        54              None
4500 Main Street           Co-Vice                 and Controlling
Kansas City, MO 64111      Chairman                Shareholder, ACC
(1924)                                             Chairman, ACC
                                                   (January 1995 to
                                                   December 2004)
                                                   Director, ACGIM,
                                                   ACIM, ACS LLC
                                                   and other
                                                   ACC subsidiaries
----------------------------------------------------------------------------------------------------------
James E. Stowers III(1)    Director,     14        Chairman, ACC            54              None
4500 Main Street           Co-Vice                 (January 2005
Kansas City, MO 64111      Chairman                to present)
(1959)                                             Co-Chairman, ACC
                                                   (September 2000 to
                                                   December 2004)
                                                   Chief Executive
                                                   Officer, ACC
                                                   (June 1996 to
                                                   September 2000)
                                                   Chairman, ACS LLC
                                                   and other ACC
                                                   subsidiaries
                                                   Director, ACC,
                                                   ACGIM, ACIM,
                                                   ACS LLC and
                                                   other ACC subsidiaries
----------------------------------------------------------------------------------------------------------
Independent Directors
----------------------------------------------------------------------------------------------------------
Thomas A. Brown            Director      24        Retired, Formerly        54              None
4500 Main Street                                   Chief Executive
Kansas City, MO 64111                              Officer/Treasurer,
(1940)                                             ASSOCIATED
                                                   BEARINGS
                                                   COMPANY
----------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.      Director      7         Senior Vice              54              None
4500 Main Street                                   President,
Kansas City, MO 64111                              MIDWEST
(1945)                                             RESEARCH
                                                   INSTITUTE
----------------------------------------------------------------------------------------------------------

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

------
21

                                                                           NUMBER OF
                                                                           PORTFOLIOS
                                                                           IN FUND
                        POSITION(S)   LENGTH                               COMPLEX      OTHER
                        HELD          OF TIME                              OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS           WITH          SERVED    PRINCIPAL OCCUPATION(S)    BY           HELD BY
(YEAR OF BIRTH)         FUNDS         (YEARS)   DURING PAST 5 YEARS        DIRECTOR     DIRECTOR
------------------------------------------------------------------------------------------------------------------
Independent Directors
------------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock         Director      8         Retired, formerly          54           Director, ALLIED
4500 Main Street                                Chairman,                               MOTION TECHNOLOGIES, INC.
Kansas City, MO 64111                           PUBLIC SERVICE
(1935)                                          COMPANY
                                                OF COLORADO
------------------------------------------------------------------------------------------------------------------
Donald H. Pratt         Director,     9         Chairman,                  54           None
4500 Main Street        Chairman                WESTERN
Kansas City, MO 64111   of the                  INVESTMENTS, INC.
(1937)                  Board                   Retired Chairman
                                                of the Board,
                                                BUTLER MANUFACTURING
                                                COMPANY
------------------------------------------------------------------------------------------------------------------
Gale E. Sayers          Director      4         President, Chief           54           Director,
4500 Main Street                                Executive Officer                       TRIAD HOSPITALS, INC.
Kansas City, MO 64111                           and Founder,
(1943)                                          SAYERS40, INC.,
                                                a technology
                                                products and
                                                services provider
------------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord  Director      10        Senior Vice                54           Director, DST
4500 Main Street                                President, Process                      SYSTEMS, INC.
Kansas City, MO 64111                           Excellence, SPRINT                      Director, EURONET
(1945)                                          CORPORATION                             WORLDWIDE, INC.
                                                (January 2005
                                                to present)
                                                Senior Vice
                                                President,
                                                Transformation,
                                                SPRINT CORPORATION
                                                (September 2003 to
                                                December 2004)
                                                Senior Vice President-
                                                Financial Services,
                                                SPRINT CORPORATION
                                                (January 2003 to
                                                September 2003)
                                                Senior Vice
                                                President-Finance,
                                                Global Markets Group
                                                SPRINT CORPORATION
                                                (November 1998 to
                                                January 2003)
------------------------------------------------------------------------------------------------------------------
Timothy S. Webster      Director      3         President and Chief        54           Director, AMERICAN
4500 Main Street                                Executive Officer,                      ITALIAN PASTA
Kansas City, MO 64111                           AMERICAN ITALIAN                        COMPANY
(1961)                                          PASTA COMPANY
------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------
William M. Lyons        President     4         Chief Executive            Not          Not
4500 Main St.                                   Officer, ACC               applicable   applicable
Kansas City, MO 64111                           (September 2000
(1955)                                          to present)
                                                President, ACC
                                                (June 1997
                                                to present)
                                                Chief Operating
                                                Officer, ACC
                                                (June 1996 to
                                                September 2000)
                                                Also serves as:
                                                Chief Executive
                                                Officer and President,
                                                ACIS, ACGIM, ACIM
                                                and other ACC
                                                subsidiaries, Executive
                                                Vice President,
                                                ACS LLC
                                                Director, ACC, ACGIM,
                                                ACIM, ACIS,
                                                ACS LLC and
                                                other ACC subsidiaries
------------------------------------------------------------------------------------------------------------------

------
22

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                                                                     IN FUND
                        POSITION(S)     LENGTH                                       COMPLEX        OTHER
                        HELD            OF TIME                                      OVERSEEN       DIRECTORSHIPS
NAME, ADDRESS           WITH            SERVED        PRINCIPAL OCCUPATION(S)        BY             HELD BY
 (YEAR OF BIRTH)        FUNDS           (YEARS)       DURING PAST 5 YEARS            DIRECTOR       DIRECTOR
------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------
Robert T. Jackson       Executive       9             Chief Administrative           Not            Not
4500 Main St.           Vice                          Officer, ACC                   applicable     applicable
Kansas City, MO 64111   President                     (August 1997
(1946)                                                to present) Chief
                                                      Financial Officer,
                                                      ACC (May 1995 to
                                                      October 2002)
                                                      Executive Vice
                                                      President,
                                                      ACC (May 1995
                                                      to present)
                                                      Also serves as:
                                                      Chief Executive
                                                      Officer, Chief
                                                      Financial Officer
                                                      and President,
                                                      ACS LLC
                                                      Chief Financial Officer and
                                                      Executive Vice President,
                                                      ACGIM, ACIM, ACIS and
                                                      other ACC subsidiaries
                                                      Treasurer, ACGIM, ACIM,
                                                      and other ACC subsidiaries
                                                      Director, ACC and other
                                                      ACC subsidiaries
------------------------------------------------------------------------------------------------------------------
Maryanne Roepke         Senior          4             Assistant                      Not            Not
4500 Main St.           Vice                          Treasurer, ACC                 applicable     applicable
Kansas City, MO 64111   President,                    (January 1995
(1956)                  Treasurer                     to present)
                        and Chief                     Also serves as:
                        Accounting                    Senior Vice
                        Officer                       President,
                                                      ACS LLC
                                                      Assistant Treasurer,
                                                      ACGIM, ACIM, ACIS,
                                                      ACS LLC and
                                                      other ACC
                                                      subsidiaries
------------------------------------------------------------------------------------------------------------------
David C. Tucker         Senior          4             Vice President, ACC            Not            Not
4500 Main St.           Vice                          (February 2001                 applicable     applicable
Kansas City, MO 64111   President                     to present)
(1958)                  and                           General Counsel, ACC
                        General                       (June 1998 to
                        Counsel                       present)
                                                      Also serves as:
                                                      Senior Vice
                                                      President and
                                                      General Counsel,
                                                      ACGIM, ACIM, ACIS,
                                                      ACS LLC and other
                                                      ACC subsidiaries
------------------------------------------------------------------------------------------------------------------
Charles C.S. Park       Vice            4             Chief Compliance               Not            Not
4500 Main               President                     Officer, ACS LLC,              applicable     applicable
Kansas City, MO 64111   and                           ACIM and ACGIM
(1967)                  Chief           less than     (March 2005
                        Compliance      1 year        to present)
                        Officer                       Vice President,
                                                      ACS LLC (February
                                                      2000 to present)
                                                      Assistant General
                                                      Counsel, ACS LLC
                                                      (January 1998 to
                                                      March 2005)
------------------------------------------------------------------------------------------------------------------
Robert Leach            Controller      7             Vice President,                Not            Not
4500 Main St.                                         ACS LLC                        applicable     applicable
Kansas City, MO 64111                                 (February 2000
(1966)                                                to present)
                                                      Controller-Fund
                                                      Accounting,
                                                      ACS LLC
                                                      (June 1997 to present)
------------------------------------------------------------------------------------------------------------------
Jon Zindel              Tax Officer     7             Vice President, ACC            Not            Not
4500 Main St.                                         (October 2001                  applicable     applicable
Kansas City, MO 64111                                 to present)
(1967)                                                Vice President,
                                                      Corporate Tax,
                                                      ACS LLC
                                                      (April 1998 to present)
                                                      Also serves as:
                                                      Vice President,
                                                      ACGIM, ACIM, ACIS
                                                      and other ACC subsidiaries
------------------------------------------------------------------------------------------------------------------

------
23

On December 23, 1999, American Century Services, LLC (ACS LLC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services provided by ACS LLC (the Agreement). For its software, ACS LLC pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through
December 31, 2004, DST received $24,917,209 in fees from ACS LLC. DST's revenue for the calendar year ended December 31, 2004, was approximately $2.43 billion.

Ms. Strandjord is a director of DST and a holder of 30,916 shares and possesses options to acquire an additional 55,890 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACS LLC.
DST was chosen by ACS LLC for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS
LLC. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms.
Strandjord's role as a director of DST was not considered by ACS LLC; she was not involved in any way with the negotiations between ACS LLC and DST; and her status as a director of either DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms. Strandjord's ability to serve as an independent director under the Investment Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine.
They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Although the Board of Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the
Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor.

------
24

Board Review of Investment Management Contracts

The Board of Directors oversees each fund's management and performance on a continuous basis, and the board determines annually whether to renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly or annual analyses of its performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Management of brokerage commission and trading costs (equity funds only);

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities).

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory or subadvisory contract, the board examines several factors, but does not identify any particular factor as controlling its decision. Some of the factors considered by the board include: the nature, extent, and quality of the advisory services provided, as well as other material facts, such as the investment performance of the fund's assets managed by the advisor or subadvisor and the fair market value of the services provided. To assess these factors, the board compares both the fund's performance and total expense ratio to those of its peers, as reported by independent data gathering services such as Lipper Analytical Services (for fund performance and expenses) and National Quality Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to the advisor or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant, and the advisor's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds or an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of similar funds.

In its review of the investment advisory contract, the board considered the level of the advisor's profits in respect to the management of the American
Century family of funds, including the profitability of managing each fund. The board has reviewed the advisor's methodology used to prepare this financial information. It considered the profits realized by the advisor in connection with the operation of each fund and whether the amount of profit is a reasonable profit for the management of each fund.

Based on its evaluation of all material factors, and assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the investment management agreements between the funds and the advisor, and the subadvisory agreements for the Equity Index and Real Estate
Funds, are (taking into account certain adjustments to the investment advisory fees for the Value and Small Cap Value Funds) fair and reasonable in light of the services provided and should be renewed.

The board originally approved the investment management agreement for the new
Mid-Cap Value Fund in November of 2003. The board has not yet considered the renewal of that agreement.

------
25

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                       NUMBER OF MEETINGS
                                                                                       HELD DURING LAST
COMMITTEE         MEMBERS                    FUNCTION                                  FISCAL YEAR
----------------------------------------------------------------------------------------------------------
Executive         Donald H. Pratt            The Executive Committee performs          0
                  James E. Stowers III       the functions of the Board of
                  M. Jeannine Strandjord     Directors between board meetings,
                                             subject to the limitations on its power
                                             set out in the Maryland General
                                             Corporation Law, and except for
                                             matters required by the Investment
                                             Company Act to be acted upon
                                             by the whole board.
----------------------------------------------------------------------------------------------------------
Compliance        Andrea C. Hall, Ph.D.      The Compliance and Shareholder            4
and Shareholder   Thomas A. Brown            Communications Committee reviews
Communications    Gale E. Sayers             the results of the funds' compliance
                  M. Jeannine Strandjord     testing program, reviews quarterly
                                             reports from the communications
                                             advisor to the board regarding
                                             various compliance matters and
                                             monitors the implementation of
                                             the funds' Code of Ethics,
                                             including any violations.
----------------------------------------------------------------------------------------------------------
Audit             D.D. (Del) Hock            The Audit Committee approves              4
                  Donald H. Pratt            the engagement of the funds'
                  Timothy S. Webster         independent registered public
                                             accounting firm, recommends
                                             approval of such engagement
                                             to the independent directors,
                                             and oversees the activities of
                                             the funds' independent registered
                                             public accounting firm. The
                                             committee receives reports
                                             from the advisor's Internal Audit
                                             Department, which is accountable
                                             to the committee. The committee
                                             also receives reporting about
                                             compliance matters affecting
                                             the funds.
----------------------------------------------------------------------------------------------------------
Governance        Donald H. Pratt            The Governance Committee                  1
                  Thomas A. Brown            primarily considers and
                  M. Jeannine Strandjord     recommends individuals for
                                             nomination as directors. The
                                             names of potential director
                                             candidates are drawn from a
                                             number of sources, including
                                             recommendations from
                                             members of the board,
                                             management (in the case of
                                             interested directors only) and
                                             shareholders. See NOMINATIONS
                                             OF DIRECTORS below. This
                                             committee also reviews and
                                             makes recommendations to the
                                             board with respect to the
                                             composition of board committees
                                             and other board-related matters,
                                             including its organization, size,
                                             composition, responsibilities,
                                             functions and compensation.
----------------------------------------------------------------------------------------------------------
Fund              Timothy S. Webster         The Fund Performance Review               4
Performance       Thomas A. Brown            Committee reviews quarterly the
Review            Andrea C. Hall, Ph.D.      investment activities and strategies
                  D.D. (Del) Hock            used to manage fund assets. The
                  Donald H. Pratt            committee regularly receives reports
                  Gale E. Sayers             from portfolio managers and other
                  M. Jeannine Strandjord     investment personnel concerning
                                             the funds' investments.
----------------------------------------------------------------------------------------------------------

Nominations of Directors

As indicated in the table above, the Governance Committee is responsible for identifying, evaluating and recommending qualified candidates for election to the funds' Board of Directors. While the Governance Committee largely considers nominees from searches that it conducts, the committee will consider director candidates submitted by shareholders. Any shareholder wishing to submit a candidate for consideration should send the following information to the
Corporate Secretary, American Century Funds, P.O. Box 410141, Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

------
26

*  Shareholder's name, the fund name and number of fund shares owned and length of period held;

*  Name, age and address of the candidate;

*  A detailed resume describing, among other things, the candidate's educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

*  Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of directors in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

*  Number of fund shares owned by the candidate and length of time held;

*  A supporting statement which (i) describes the candidate's reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy;

*  A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate Secretary will promptly forward such materials to the Governance
Committee chairman. The Corporate Secretary also will maintain copies of such materials for future reference by the Governance Committee when filling board positions.

Shareholders may submit potential director candidates at any time pursuant to these procedures. The Governance Committee will consider such candidates if a vacancy arises or if the board decides to expand its membership, and at such other times as the Governance Committee deems necessary or appropriate.

Compensation of Directors

The directors serve as directors for six American Century investment companies.
Each director who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the six investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION DURING FISCAL YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
                                                             TOTAL
                                                             COMPENSATION
                                 TOTAL                       FROM THE
                                 COMPENSATION                AMERICAN CENTURY
NAME OF DIRECTOR                 FROM THE FUNDS(1)           FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Thomas A. Brown                  $18,162                     $90,005
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.            $18,966                     $94,005
--------------------------------------------------------------------------------
D.D. (Del) Hock                  $18,966                     $94,005
--------------------------------------------------------------------------------
Donald H. Pratt                  $21,062                     $104,255
--------------------------------------------------------------------------------
Gale E. Sayers                   $18,053                     $89,505
--------------------------------------------------------------------------------
M. Jeannine Strandjord           $18,162                     $90,005
--------------------------------------------------------------------------------
Timothy S. Webster               $18,411                     $91,255
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS DURING THE FISCAL YEAR ENDED
     MARCH 31, 2005, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF THE
     DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE SIX INVESTMENT COMPANIES OF THE
     AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR.
     BROWN, $15,501; DR. HALL, $82,005; MR. HOCK, $82,005; MR. PRATT, $13,687
     AND MR. WEBSTER, $41,128.

------
27

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended March 31, 2005.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2004, as shown in the table below.

                                        NAME OF DIRECTORS
--------------------------------------------------------------------------------
                          JAMES E.       JAMES E.      THOMAS A.    ANDREA C.
                          STOWERS, JR.   STOWERS III   BROWN        HALL, PH.D.
--------------------------------------------------------------------------------
Dollar Range
of Equity
Securities in
the Funds:
   Equity Income          A              A             C            E
--------------------------------------------------------------------------------
   Equity Index           A              A             C            A
--------------------------------------------------------------------------------
   Large Company Value    A              A             A            A
--------------------------------------------------------------------------------
   Mid Cap Value          A              A             B            A
--------------------------------------------------------------------------------
   Real Estate            A              A             B            A
--------------------------------------------------------------------------------
   Small Cap Value        A              A             B            A
--------------------------------------------------------------------------------
   Value                  A              A             C            c
--------------------------------------------------------------------------------
Aggregate Dollar
Range of Equity
Securities in all
Registered Investment
Companies Overseen
by Director in Family
of Investment Companies   E              E             E            E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

------
28

                                                 NAME OF DIRECTORS
----------------------------------------------------------------------------------------
                             D.D. (DEL)   DONALD     GALE E.    M. JEANNINE    TIMOTHY
                             HOCK         H. PRATT   SAYERS     STRANDJORD     WEBSTER
----------------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Equity Income             E            D          A          A              C
----------------------------------------------------------------------------------------
   Equity Index              A            A          A          A              A
----------------------------------------------------------------------------------------
   Large Company Value       A            A          A          A              A
----------------------------------------------------------------------------------------
   Mid Cap Value             A            A          A          A              A
----------------------------------------------------------------------------------------
   Real Estate               E            D          A          D              A
----------------------------------------------------------------------------------------
   Small Cap Value           A            A          A          A              B
----------------------------------------------------------------------------------------
   Value                     D            C          A          E              A
----------------------------------------------------------------------------------------
Aggregate Dollar
Range of Equity
Securities in all
Registered Investment
Companies Overseen
by Director in Family
of Investment Companies      E            E          D          E              E
----------------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

CODES OF ETHICS

The funds, their investment advisor, principal underwriter and subadvisor have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act and these
Codes of Ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the appropriate compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors

*  Ratification of Selection of Auditors

*  Equity-Based Compensation Plans

*  Anti-Takeover Proposals

   *  Cumulative Voting

   *  Staggered Boards

   *  "Blank Check" Preferred Stock

   *  Elimination of Preemptive Rights

   *  Non-targeted Share Repurchase

   *  Increase in Authorized Common Stock

   *  "Supermajority" Voting Provisions or Super Voting Share Classes

   *  "Fair Price" Amendments

------
29

   *  Limiting the Right to Call Special Shareholder Meetings

   *  Poison Pills or Shareholder Rights Plans

   *  Golden Parachutes

   *  Reincorporation

   *  Confidential Voting

   *  Opting In or Out of State Takeover Laws

*  Shareholder Proposals Involving Social, Moral or Ethical Matters

*  Anti-Greenmail Proposals

*  Changes to Indemnification Provisions

*  Non-Stock Incentive Plans

*  Director Tenure

*  Directors' Stock Options Plans

*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings are made available to the public quarterly with a lag of
30 days. These are posted on americancentury.com on the 31st day after the end of each fiscal quarter. In addition, full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

Top 10 holdings are made available to the public monthly with a lag of 30 days.
These holdings are posted monthly on americancentury.com. From time to time the advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the advisor determines to be in the best interests of shareholders.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

------
30

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the advisor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor's Legal
Department. The advisor's Compliance Department receives quarterly reports detailing which clients received accelerated disclosure, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of May 4, 2005 are as follows:

*  American Fidelity Assurance Co.

*  American United Life Insurance Company

*  Ameritas Life Insurance Corporation

*  Annuity Investors Life Insurance Company

*  Asset Services Company L.L.C.

*  Bell Globemedia Publishing

*  Bellwether Consulting, LLC

*  Bidart & Ross

*  Business Men's Assurance Co. of America

*  Callan Associates, Inc.

*  Cleary Gull Inc.

*  Commerce Bank, N.A.

*  Connecticut General Life Insurance Company

*  Defined Contribution Advisors, Inc.

*  EquiTrust Life Insurance Company

*  Farm Bureau Life Insurance Company

*  First MetLife Investors Insurance Company

*  Fund Evaluation Group, LLC

*  The Guardian Life Insurance & Annuity Company, Inc.

*  Hewitt Associates LLC

*  ICMA Retirement Corporation

*  ING Insurance Company of America

------
31

*  Investors Securities Services, Inc.

*  Iron Capital Advisors

*  J.P. Morgan Retirement Plan Services LLC

*  Jefferson National Life Insurance Company

*  Jefferson Pilot Financial

*  Kansas City Life Insurance Company

*  Kmotion, Inc.

*  The Lincoln National Life Insurance Company

*  Lipper Inc.

*  Manulife Financial

*  Massachusetts Mutual Life Insurance Company

*  Merrill Lynch

*  MetLife Investors Insurance Company

*  MetLife Investors Insurance Company of California

*  Midland National Life Insurance Company

*  Minnesota Life Insurance Company

*  Morgan Stanley DW, Inc.

*  Morningstar Associates LLC

*  Morningstar Investment Services, Inc.

*  Mutual of America Life Insurance Company

*  National Life Insurance Company

*  Nationwide Financial

*  NT Global Advisors, Inc.

*  NYLIFE Distributors, LLC

*  Principal Life Insurance Company

*  Prudential Financial

*  S&P Financial Communications

*  Scotia McLeod

*  Scudder Distributors, Inc.

*  Security Benefit Life Insurance Co.

*  Smith Barney

*  SunTrust Bank

*  Symetra Life Insurance Company

*  Trusco Capital Management

*  Union Bank of California, N.A.

*  The Union Central Life Insurance Company

*  VALIC Financial Advisors

*  VALIC Retirement Services Company

*  Vestek Systems, Inc.

*  Wachovia Bank, N.A.

*  Wells Fargo Bank, N.A.

------
32

The types, frequency and timing of disclosure to such parties vary. Full portfolio holdings are provided infrequently. When they are provided, it is generally with a 30-day lag. (Vestek receives full holdings for certain funds on a monthly basis as soon as the information is available, usually within one business day.) Top ten holdings and other portfolio characteristics are generally provided on a quarterly basis within 5-20 business days after the quarter end. In some cases, such characteristics may be provided monthly within
5-10 business days after month end.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
Board of Directors exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

------
33

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of June 30, 2005, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds. Because the R
Classes of Mid Cap Value and Value were not in operation, they are not included.

                                             PERCENTAGE OF      PERCENTAGE OF
                                             OUTSTANDING        OUTSTANDING
                                             SHARES OWNED       SHARES OWNED
FUND/CLASS    SHAREHOLDER                    OF RECORD          BENEFICIALLY (1)
--------------------------------------------------------------------------------
Equity Income
--------------------------------------------------------------------------------
  Investor
              Charles Schwab & Co., Inc.     23%                0%
              San Francisco, California

              National Financial             6%                 0%
              Services Corp.
              New York, New York
--------------------------------------------------------------------------------
  Institutional
              Fidelity FIIOC TR              17%                0%
              Covington, Kentucky

              UBATCO & Co.                   8%                 0%
              FBO College Savings
              Plan of Nebraska
              Lincoln, Nebraska

              Mac & Co.                      7%                 0%
              Pittsburgh, Pennsylvania

              National Financial             7%                 0%
              Services LLC
              New York, New York

              Dingle & Co.                   7%                 0%
              c/o Comerica Bank
              Detroit, Michigan

              Charles Schwab & Co. Inc.      6%                 0%
              San Francisco, California

              Chase Manhattan                5%                 0%
              Bank Trustee
              Hayes Lemmerz
              International Inc.
              Retirement Savings
              Plan Trust
              Brooklyn, New York
--------------------------------------------------------------------------------
  C
              None
--------------------------------------------------------------------------------
  R
              ING Life Insurance             17%                0%
              and Annuity Co.
              Hartford, Connecticut

              Hartford Life Ins. Co.         16%                0%
              Hartford, Connecticut
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
34

                                            PERCENTAGE OF     PERCENTAGE OF
                                            OUTSTANDING       OUTSTANDING
                                            SHARES OWNED      SHARES OWNED
FUND/CLASS   SHAREHOLDER                    OF RECORD         BENEFICIALLY (1)
--------------------------------------------------------------------------------
Equity Income
--------------------------------------------------------------------------------
  R
             Symetra Investment Services    16%               0%
             Seattle, Washington

             Edward J. Porento              6%                0%
             Trustee Best Cutting
             Die Co. Employees
             PSP and Trust
             Skokie, Illinois

             ING National Trust             5%                0%
             Hartford, Connecticut

             Taylor Investment              5%                0%
             Corp. Plan
             401k Plan and Trust
             Minneapolis, Minnesota
--------------------------------------------------------------------------------
  Advisor
             Charles Schwab & Co., Inc.     37%               0%
             San Francisco, California

             MLPF&S                         8%                0%
             Jacksonville, Florida

             Delaware Charter               6%                0%
             Guarantee & Trust
             FBO Principal
             Financial Group
             Des Moines, Iowa

             National Financial             6%                0%
             Svcs. LLC
             New York, New York

             Delaware Charter               5%                0%
             Guarantee & Trust
             FBO Various
             Qualified Plans
             Des Moines, Iowa
--------------------------------------------------------------------------------
Equity Index
--------------------------------------------------------------------------------
  Investor
             None
--------------------------------------------------------------------------------
  Institutional
             Procter & Gamble Trustee       17%               0%
             Procter & Gamble PS
             and Empl. Stock
             Ownership Plan Core Fund
             Cincinnati, Ohio

             JPMorgan Chase                 8%                0%
             Bank Trustee
             Bosch Savings
             Incentive Plan
             Kansas City, Missouri

             The Chase Manhattan            7%                0%
             Bank Trustee
             The Procter & Gamble
             Subsidiaries Savings Plan
             Core Fund
             New York, New York
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
35

                                            PERCENTAGE OF      PERCENTAGE OF
                                            OUTSTANDING        OUTSTANDING
                                            SHARES OWNED       SHARES OWNED
FUND/CLASS    SHAREHOLDER                   OF RECORD          BENEFICIALLY (1)
--------------------------------------------------------------------------------
Equity Index
--------------------------------------------------------------------------------
  Institutional
              JPMorgan Chase                6%                 0%
              Bank TR
              Newell Rubbermaid
              401k Savings
              Plan and Trust
              Kansas City, Missouri
--------------------------------------------------------------------------------
Large Company Value
--------------------------------------------------------------------------------
  Investor
              Saxon & Co.                   15%                0%
              Philadelphia, Pennsylvania

              Fidelity FIIOC TR             13%                0%
              FBO Certain Employee
              Benefit Plans
              c/o Fidelity Investments
              Covington, Kentucky

              State Street                  8%                 0%
              Bank Trustee
              Con Agra 401(k) Plan
              Westwood, Massachusets

              HUBCO                         5%                 0%
              Regions Financial
              Corporation
              Birmingham, Alabama
--------------------------------------------------------------------------------
  Institutional
              Saxon & Co.                   26%                0%
              Philadelphia, Pennsylvania

              JPMorgan Chase                12%                0%
              Bank Trustee
              FBO Toro Co.
              Investment Savings
              & Employee Stock
              Ownership Plan
              Kansas City, Missouri

              JPMorgan                      8%                 0%
              Chase as Trustee
              FBO HP Hood LLC
              Retirement Savings Plan
              Kansas City, Missouri

              JPMorgan Chase                8%                 0%
              Bank Trustee
              Taylor Companies 401k
              and Profit Sharing Plans
              Kansas City, Missouri

              JP Moragan Chase              7%                 0%
              Bank Trustee
              Collins & Aikman
              Pension Trust
              Brooklyn, New York

              JP Morgan Chase               6%                 0%
              Bank Trustee FBO
              Clarian Health
              Partners Defined
              Contribution Plan
              Kansas City, Missouri
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
36

                                            PERCENTAGE OF      PERCENTAGE OF
                                            OUTSTANDING        OUTSTANDING
                                            SHARES OWNED       SHARES OWNED
FUND/CLASS    SHAREHOLDER                   OF RECORD          BENEFICIALLY (1)
--------------------------------------------------------------------------------
Large Company Value
--------------------------------------------------------------------------------
  A
              Charles Schwab                79%                0%
              & Co., Inc.
              San Francisco, California

              Carey & Co.                   6%                 0%
              c/o Huntington
              Trust Co.
              Columbus, Ohio
--------------------------------------------------------------------------------
  B
              MLPF&S Inc.                   5%                 0%
              Jacksonville, Florida
--------------------------------------------------------------------------------
  C
              MLPF&S, Inc.                  57%                0%
              Jacksonville, Florida
--------------------------------------------------------------------------------
  R
              ING National Trust            63%                0%
              Hartford, Connecticut

              ING Life                      20%                0%
              Insurance and
              Annuity Co.
              Hartford, Connecticut

              Reliastar Life                8%                 0%
              Insurance Co.
              Minneapolis, Minnesota
--------------------------------------------------------------------------------
  Advisor
              National Financial            17%                0%
              Services LLC
              New York, New York

              Nationwide Insurance          14%                0%
              Co. Trust
              Columbus, Ohio

              Saxon & Co.                   9%                 0%
              Philadelphia, Pennsylvania

              American Century              7%                 7%
              Serv. Corp.
              Schwab- Moderately
              Aggressive Large Co.
              Value Advisor Omnibus
              Kansas City, Missouri

              American Century              6%                 6%
              Serv. Corp.
              Schwab- Aggressive
              Large Co. Value
              Advisor Omnibus
              Kansas City, Missouri
--------------------------------------------------------------------------------
Mid Cap Value
--------------------------------------------------------------------------------
  Investor
              Charles Schwab                6%                 0%
              & Co. Inc.
              San Francisco, California
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
37

                                            PERCENTAGE OF      PERCENTAGE OF
                                            OUTSTANDING        OUTSTANDING
                                            SHARES OWNED       SHARES OWNED
FUND/CLASS     SHAREHOLDER                  OF RECORD          BENEFICIALLY (1)
--------------------------------------------------------------------------------
Mid Cap Value
--------------------------------------------------------------------------------
  Institutional
               Rockhurst University         59%                0%
               Endowment Fund
               Kansas City, Missouri

               Trustees of                  31%                31%
               American Century
               P/S & 401k Savings
               Plan & Trust
               Kansas City, Missouri

               UMB TR                       10%                10%
               American Century
               Excecutive
               Def Comp Plan Trust
               Kansas City, Missouri
--------------------------------------------------------------------------------
  Advisor
               Commerce Trust               61%                0%
               Co. TTEE
               FBO Various
               Retirement Plans
               Kansas City, Missouri

               Charles Schwab               21%                0%
               & Co., Inc.
               San Francisco, California

               SEI Private Trust Co.        10%                0%
               Oaks, Pennsylvania

               Gold Trust Co.               6%                 0%
               Trustee FBO Various
               Retirement Plans
               Kansas City, Missouri
--------------------------------------------------------------------------------
Real Estate
--------------------------------------------------------------------------------
  Investor
               Charles Schwab               18%                0%
               & Co., Inc.
               San Francisco, California
--------------------------------------------------------------------------------
  Institutional
               Fidelity FIIOC TR            52%                0%
               Covington, Kentucky

               Charles Schwab               10%                0%
               & Co., Inc.
               San Francisco, California

               State Street Bank &          7%                 0%
               Trust Co TTEE
               FBO Towers Perrin
               Deferred PSP
               Westwood, Massachusetts

               The Chase Manhattan          5%                 0%
               Bank NA TR
               Huntsman Corp Salary
               Deferral Plan & Trust
               New York, New York

               JP Morgan Chase              5%                 0%
               Bank Cust
               FBO Housing
               Renewal Local Agency
               Retirement Plan
               Brooklyn, New York
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
38

                                             PERCENTAGE OF     PERCENTAGE OF
                                             OUTSTANDING       OUTSTANDING
                                             SHARES OWNED      SHARES OWNED
FUND/CLASS    SHAREHOLDER                    OF RECORD         BENEFICIALLY (1)
--------------------------------------------------------------------------------
Real Estate
--------------------------------------------------------------------------------
  Advisor
              Charles Schwab & Co., Inc.     26%               0%
              San Francisco, California

              Nationwide Trust Co. FSB       15%               0%
              Columbus, Ohio

              The Guardian                   8%                0%
              Insurance &
              Annuity Co. Inc.
              Bethlehem, Pennsylvania

              American United Life           7%                0%
              Group Retirement Annuity II
              Indianapolis, Indiana
--------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------
  Investor
              Charles Schwab                 9%                0%
              & Co., Inc.
              San Francisco, California

              Delaware Charter               8%                0%
              Guarantee & Trust
              Co. Cust FBO
              Principal Financial Group
              Des Moines, Iowa

              American United Life           6%                0%
              Ins Co. Group
              Indianapolis, Indiana
--------------------------------------------------------------------------------
  Institutional
              Fidelity FIIOC TR              31%               0%
              Covington, Kentucky
              MLPF&S                         13%               0%
              Jacksonville, Florida

              Trustees of Automatic          7%                0%
              Data Processing Inc.
              Retirement & Savings
              Plan Trust
              Roseland, New Jersey

              JPMorgan Chase                 5%                0%
              & Co. TR
              Marconi USA
              Wealth Accumulation
              Plan Trust
              New York, New York

              Chase Manhattan                5%                0%
              Bank Trustee
              The BOC Group
              Inc. Savings
              Investment Plan Trust
              New York, New York

              Charles Schwab                 5%                0%
              & Co., Inc.
              San Francisco, California
--------------------------------------------------------------------------------
  C
              None
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
39

                                            PERCENTAGE OF      PERCENTAGE OF
                                            OUTSTANDING        OUTSTANDING
                                            SHARES OWNED       SHARES OWNED
FUND/CLASS    SHAREHOLDER                   OF RECORD          BENEFICIALLY (1)
--------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------
  Advisor
              Nationwide Trust              30%                0%
              Co. FSB
              Columbus, Ohio

              Delaware Charter              15%                0%
              Guarantee & Trust
              FBO Principal
              Financial Group
              Des Moines, Iowa

              Hartford Life Ins. Co.        11%                0%
              Hartford, Connecticut

              Saxon & Co.                   8%                 0%
              Philadelphia, Pennsylvania

              Delaware Charter              7%                 0%
              Guarantee & Trust
              FBO Varous
              Qualified Plans
              Des Moines, Iowa
--------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------
  Investor
              The Guardian                  5%                 0%
              Insurance &
              Annuity Co. Inc.
              Bethlehem, Pennsylvania
--------------------------------------------------------------------------------
  Institutional
              JPMorgan Chase                39%                0%
              Bank Trustee
              Bosch Savings
              Incentive Plan
              Kansas City, Missouri

              Nationwide Insurance          15%                0%
              Company QPVA
              Columbus, Ohio

              State Street Bank             7%                 0%
              & Trust TR
              Lowes 401k Plan
              Westwood, Massachusetts

              The Chase                     7%                 0%
              Manhattan Bank
              NA TR Winnebago
              Industries, Inc. P/S
              Deferred Savings
              Invest Plan
              New York, New York

              Trustees of                   7%                 7%
              American Century
              P/S & 401k Savings
              Plan & Trust
              Kansas City, Missouri

              The Chase Manhattan           6%                 0%
              Bank NA TR
              Huntsman Corp. Salary
              Deferral Plan & Trust
              New York, New York
--------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------
  A
              Charles Schwab                65%                0%
              & Co., Inc.
              San Francisco, California

              Carey & Co.                   5%                 0%
              Columbus, Ohio
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
40

                                          PERCENTAGE OF       PERCENTAGE OF
                                          OUTSTANDING         OUTSTANDING
                                          SHARES OWNED        SHARES OWNED
FUND/CLASS     SHAREHOLDER                OF RECORD           BENEFICIALLY (1)
--------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------
  B
               MLPF&S, Inc.               5%                  0%
               Jacksonville, Florida
--------------------------------------------------------------------------------
  C
               MLPF&S, Inc.               16%                 0%
               Jacksonville, Florida
--------------------------------------------------------------------------------
  Advisor
               National Financial         14%                 0%
               Services LLC
               New York, New York

               Nationwide                 12%                 0%
               Trust Co. FSB
               Columbus, Ohio

               Delaware Charter           10%                 0%
               Guarantee & Trust
               FBO Principal
               Financial Group
               Des Moines, Iowa

               Nationwide Insurance       8%                  0%
               Company QPVA
               Columbus, Ohio

               James B. Anderson          8%                  0%
               TR American
               Chamber of
               Commerce
               Exect. &
               Restated 401k
               Plan & Trust
               Springfield, Missouri

               American Express           8%                  0%
               Trust Co. FBO
               American Express
               Trust Retirement
               Service Plans
               Minneapolis, Minnesota
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of American Century Capital Portfolios, Inc. A shareholder owning of record or beneficially more than 25% of the corporation's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholder's meeting than votes of other shareholders. As of June 30, 2005, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS LLC and ACIS are wholly owned, directly or indirectly, by ACC. James
E. Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

------
41

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading MANAGEMENT.

For services provided to each fund, the advisor receives a fee based on a percentage of the net assets of each fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying the fee rate calculation formula indicated on the tables below. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. The management fee schedules for the funds appear below.

FUND               CLASS                       PERCENTAGE OF
                                               STRATEGY ASSETS
--------------------------------------------------------------------------------
Equity             Investor, C and R           1.00% of the first $2.5 billion
Income                                         0.95% of the next $2.5 billion
                                               0.90% of the next $5.0 billion
                                               0.85% of the next $5.0 billion
                                               0.80% over $15.0 billion
                   -------------------------------------------------------------
                   Institutional               0.80% of the first $2.5 billion
                                               0.75% of the next $2.5 billion
                                               0.70% of the next $5.0 billion
                                               0.65% of the next $5.0 billion
                                               0.60% over $15.0 billion
                   -------------------------------------------------------------
                   Advisor                     0.75% of the first $2.5 billion
                                               0.70% of the next $2.5 billion
                                               0.65% of the next $5.0 billion
                                               0.60% of the next $5.0 billion
                                               0.55% over $15.0 billion
--------------------------------------------------------------------------------
Equity             Investor                    0.490% of the first $1.0 billion
Index                                          0.470% of the next $1.0 billion
                                               0.455% of the next $1.0 billion
                                               0.445% of the next $1.0 billion
                                               0.435% of the next $1.0 billion
                                               0.430% over $5.0 billion
                   -------------------------------------------------------------
                   Institutional               0.290% of the first $1.0 billion
                                               0.270% of the next $1.0 billion
                                               0.255% of the next $1.0 billion
                                               0.245% of the next $1.0 billion
                                               0.235% of the next $1.0 billion
                                               0.230% over $5.0 billion
--------------------------------------------------------------------------------

------
42

FUND                   CLASS                     PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Large                  Investor, A,              0.90% of first $1 billion
Company                B, C and R                0.80% of the next $4 billion
Value                                            0.70% over $5 billion
                       ---------------------------------------------------------
                       Institutional             0.70% of first $1 billion
                                                 0.60% of the next $4 billion
                                                 0.50% over $5 billion
                       ---------------------------------------------------------
                       Advisor                   0.65% of first $1 billion
                                                 0.55% of the next $4 billion
                                                 0.45% over $5 billion
--------------------------------------------------------------------------------
Mid Cap                Investor and R            1.00%
Value
                       ---------------------------------------------------------
                       Institutional             0.80%
                       ---------------------------------------------------------
                       Advisor                   0.75%
--------------------------------------------------------------------------------
Real Estate            Investor                  1.20% of first $100 million
                                                 1.15% of the next $900 million
                                                 1.10% of the next $1.0 billion
                                                 1.05% over $2.0 billion
                       ---------------------------------------------------------
                       Institutional             1.00% of first $100 million
                                                 0.95% of the next $900 million
                                                 0.90% of the next $1.0 billion
                                                 0.85% over $2.0 billion
                       ---------------------------------------------------------
                       Advisor                   0.95% of first $100 million
                                                 0.90% of the next $900 million
                                                 0.85% of the next $1.0 billion
                                                 0.80% over $2.0 billion
--------------------------------------------------------------------------------
Small Cap              Investor and C            1.25% of the first $2.5 billion
Value                                            1.00% over $2.5 billion
                       ---------------------------------------------------------
                       Institutional             1.05% of the first $2.5 billion
                                                 0.80% over $2.5 billion
                       ---------------------------------------------------------
                       Advisor                   1.00% of the first $2.5 billion
                                                 0.75% over $2.5 billion
--------------------------------------------------------------------------------
Value                  Investor, A,              1.00% of the first $2.5 billion
                       B, C and R                0.95% of the next $2.5 billion
                                                 0.90% of the next $2.5 billion
                                                 0.85% over $7.5 billion
                       ---------------------------------------------------------
                       Institutional             0.80% of the first $2.5 billion
                                                 0.75% of the next $2.5 billion
                                                 0.70% of the next $2.5 billion
                                                 0.65% over $7.5 billion
                       ---------------------------------------------------------
                       Advisor                   0.75% of the first $2.5 billion
                                                 0.70% of the next $2.5 billion
                                                 0.65% of the next $2.5 billion
                                                 0.60% over $7.5 billion
--------------------------------------------------------------------------------

------
43

On each calendar day, each class of each fund accrues a management fee that is equal to the class's management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following its execution, whichever comes first. The agreement will be in effect after that as long as it is specifically approved, at least annually, by

(1)  the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on this approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business, whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended March 31, 2005, 2004 and 2003 are indicated in the following table.
Because the R Classes of Mid Cap Value and Value were not in operation as of the fiscal year end, they are not included in the table below.

------
44

UNIFIED MANAGEMENT FEES
--------------------------------------------------------------------------------
FUND/CLASS                 2005                 2004                 2003
--------------------------------------------------------------------------------
Equity
Income
  Investor                 $26,187,521          $18,156,407          $11,280,725
--------------------------------------------------------------------------------
  Institutional            $1,588,838           $1,010,885           $610,275
--------------------------------------------------------------------------------
  C                        $504,934             $259,127             $81,280
--------------------------------------------------------------------------------
  R                        $20,586              $750(1)              N/A
--------------------------------------------------------------------------------
  Advisor                  $4,434,292           $2,377,538           $773,714
--------------------------------------------------------------------------------
Equity Index
  Investor                 $710,645             $626,095             $448,210
--------------------------------------------------------------------------------
  Institutional            $2,515,024           $1,865,191           $1,005,052
--------------------------------------------------------------------------------
Large
Company
Value
  Investor                 $3,968,412           $2,243,876           $875,313
--------------------------------------------------------------------------------
  Institutional            $1,907,608           $371,745             $48,499
--------------------------------------------------------------------------------
  A                        $1,394,104           $321,011             $3,066(2)
--------------------------------------------------------------------------------
  B                        $82,185              $24,910              $42(2)
--------------------------------------------------------------------------------
  C                        $184,642             $47,741              $4,990
--------------------------------------------------------------------------------
  R                        $12,080              $146(1)              N/A
--------------------------------------------------------------------------------
  Advisor                  $364,618             $32,303              $1,584
--------------------------------------------------------------------------------
Mid Cap
Value
  Investor                 $232,383             $27(3)               N/A
--------------------------------------------------------------------------------
  Institutional            $39,642(4)           N/A                  N/A
--------------------------------------------------------------------------------
  Advisor                  $272(5)              N/A                  N/A
--------------------------------------------------------------------------------
Real
Estate
  Investor                 $4,962,972           $2,730,846           $1,491,938
--------------------------------------------------------------------------------
  Institutional            $989,422             $424,727             $198,341
--------------------------------------------------------------------------------
  Advisor                  $1,073,056           $392,000             $189,009
--------------------------------------------------------------------------------
Small Cap
Value
  Investor                 $14,359,208          $11,008,887          $11,942,134
--------------------------------------------------------------------------------
  Institutional            $2,435,546           $1,299,047           $1,007,291
--------------------------------------------------------------------------------
  C                        $45,721              $43,183              $37,978
--------------------------------------------------------------------------------
  Advisor                  $5,381,419           $2,957,817           $1,870,244
--------------------------------------------------------------------------------
Value
  Investor                 $22,303,963          $18,904,055          $17,744,450
--------------------------------------------------------------------------------
  Institutional            $1,752,093           $1,577,204           $1,545,683
--------------------------------------------------------------------------------
  A                        $313,345             $47,310              $237(2)
--------------------------------------------------------------------------------
  B                        $37,185              $12,969              $64(2)
--------------------------------------------------------------------------------
  C                        $90,443              $45,040              $22,215
--------------------------------------------------------------------------------
  Advisor                  $1,680,442           $2,358,981           $1,556,034
--------------------------------------------------------------------------------

(1)  AUGUST 29, 2003 (INCEPTION) THROUGH MARCH 31, 2004.

(2)  JANUARY 31, 2003 (INCEPTION) THROUGH MARCH 31, 2003.

(3)  FOR THE ONE DAY PERIOD ENDED MARCH 31, 2004 (INCEPTION).

(4)  AUGUST 2, 2004 (INCEPTION) THROUGH MARCH 31, 2005.

(5)  JANUARY 13, 2005 (INCEPTION) THROUGH MARCH 31, 2005.

SUBADVISORS

Equity Index Fund

The investment management agreement provides that the advisor may delegate certain responsibilities under the agreement to a subadvisor. Currently,
Barclays Global Fund Advisors (BGFA) serves as subadvisor to the Equity Index
Fund under a subadvisory

------
45

agreement between the advisor and BGFA dated January 29, 1999. The subadvisory agreement continues for an initial period of one year and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by BGFA, the advisor, the
Board of Directors, or a majority of the fund's outstanding votes and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and the advisor.

The subadvisory agreement provides that BGFA will make investment decisions for the Equity Index Fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time. For these services, the advisor pays
BGFA a monthly fee at an annual rate of 0.05% of the fund's average daily net assets up to $200 million, 0.02% of the average daily net assets of the next
$300 million, and 0.01% of average daily net assets over $500 million.

For the fiscal years ended March 31, 2005, 2004 and 2003, the advisor paid BGFA subadvisory fees as listed in the following table:

BGFA SUBADVISORY FEES
--------------------------------------------------------------------------------
2005                                                                    $195,452
--------------------------------------------------------------------------------
2004                                                                    $198,427
--------------------------------------------------------------------------------
2003                                                                    $148,801
--------------------------------------------------------------------------------

Real Estate Fund

The investment management agreement provides that the advisor may delegate certain responsibilities under the agreement to a subadvisor. Currently, JPMIM serves as subadvisor to the Real Estate Fund under a subadvisory agreement between the advisor and JPMIM dated January 1, 2000, that was approved by shareholders on December 17, 1999. The subadvisory agreement continues for an initial period of two years and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by the advisor, the Board of Directors, a majority of the fund's outstanding shares, or JPMIM, and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and the advisor.

The subadvisory agreement provides that JPMIM will make investment decisions for the Real Estate Fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time. For these services, the manager pays
JPMIM a monthly fee at an annual rate of 0.425% of the fund's average daily net assets.

For the fiscal years ended March 31, 2005, 2004 and 2003 the manager paid JPMIM subadvisory fees as listed in the following table:

JPMIM SUBADVISORY FEES
--------------------------------------------------------------------------------
2005                                                                  $2,836,427
--------------------------------------------------------------------------------
2004                                                                  $1,268,594
--------------------------------------------------------------------------------
2003                                                                  $695,981
--------------------------------------------------------------------------------

------
46

PORTFOLIO MANAGERS

EQUITY INCOME FUND

LARGE COMPANY VALUE FUND

MID CAP VALUE FUND

SMALL CAP VALUE FUND

VALUE FUND

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

--------------------------------------------------------------------------------------------------------------
OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2005)
-----------------------------------------------------------------------------------------------------------
                                         REGISTERED                                   OTHER ACCOUNTS
                                         INVESTMENT            OTHER POOLED           (E.G., SEPARATE
                                         COMPANIES (E.G.,      INVESTMENT VEHICLES    ACCOUNTS AND
                                         OTHER AMERICAN        (E.G., COMMINGLED      CORPORATE ACCOUNTS
                                         CENTURY FUNDS AND     TRUSTS AND             INCLUDING INCUBATION
                                         AMERICAN CENTURY -    529 EDUCATION          STRATEGIES AND
                                         SUBADVISED FUNDS)     SAVINGS PLANS)         CORPORATE MONEY)
-----------------------------------------------------------------------------------------------------------
Equity Income
-----------------------------------------------------------------------------------------------------------
Phillip N. Davidson  Number of Other     9                     0                      0
                     Accounts Managed
                                        -------------------------------------------------------------------
                     Assets in Other     $9,345, 430,342       N/A                    N/A
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------
Scott A. Moore       Number of Other     9                     0                      0
                     Accounts Managed
                                        -------------------------------------------------------------------
                     Assets in Other     $9,345,430,342        N/A                    N/A
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------
Large
Company
Value
-----------------------------------------------------------------------------------------------------------
Mark Mallon          Number of Other     9                     0                      1
                     Accounts Managed
                                        -------------------------------------------------------------------
                     Assets in Other     $4,488,972,093        N/A                    $110,904
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------
Charles A. Ritter    Number of Other     9                     0                      1
                     Accounts Managed
                                        -------------------------------------------------------------------
                     Assets in Other     $4,488,972,093        N/A                    $110,904
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------
Brendan Healy        Number of Other     9                     0                      1
                     Accounts Managed
                                        -------------------------------------------------------------------
                     Assets in Other     $4,488,972,093        N/A                    $110,904
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------
Mid Cap
Value
-----------------------------------------------------------------------------------------------------------
Phillip N. Davidson  Number of Other     9                     0                      0
                     Accounts Managed
                                        -------------------------------------------------------------------
                     Assets in Other     $13,672,238,058       N/A                    N/A
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------
Scott A. Moore       Number of Other     9                     0                      0
                     Accounts Managed
                                        -------------------------------------------------------------------
                     Assets in Other     $13,672,238,058       N/A                    N/A
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------
Michael Liss         Number of Other     5                     0                      0
                     Accounts Managed
                                        -------------------------------------------------------------------
                     Assets in Other     $5,879,413,900        N/A                    N/A
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------

------
47

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2005)
-----------------------------------------------------------------------------------------------------------
                                         REGISTERED                                   OTHER ACCOUNTS
                                         INVESTMENT            OTHER POOLED           (E.G., SEPARATE
                                         COMPANIES (E.G.,      INVESTMENT VEHICLES    ACCOUNTS AND
                                         OTHER AMERICAN        (E.G., COMMINGLED      CORPORATE ACCOUNTS
                                         CENTURY FUNDS AND     TRUSTS AND             INCLUDING INCUBATION
                                         AMERICAN CENTURY -    529 EDUCATION          STRATEGIES AND
                                         SUBADVISED FUNDS)     SAVINGS PLANS)         CORPORATE MONEY)
-----------------------------------------------------------------------------------------------------------
Small Cap
Value
-----------------------------------------------------------------------------------------------------------
Benjamin Z. Giele    Number of Other     1                     0                      3
                     Accounts Managed
                                        -------------------------------------------------------------------
                     Assets in Other     $75,128,080           N/A                    $116,140,301
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------
Kevin Laub           Number of Other     1                     0                      3
                     Accounts Managed
                                        -------------------------------------------------------------------
                     Assets in Other     $75,128,080           N/A                    $116,140,301
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------
Value
-----------------------------------------------------------------------------------------------------------
Phillip N. Davidson  Number of Other     9                     0                      0
                     Accounts Managed
                                        -------------------------------------------------------------------
                     Assets in Other     $10,837,701,468       N/A                    N/A
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------
Scott A. Moore       Number of Other     9                     0                      0
                     Accounts Managed
                                        -------------------------------------------------------------------
                     Assets in Other     $10,837,701,468       N/A                    N/A
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------
Michael Liss         Number of Other     5                     0                      0
                     Accounts Managed
                                        -------------------------------------------------------------------
                     Assets in Other     $3,044,877,310        N/A                    N/A
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios.
Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as "tracking portfolios."
When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages.
American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios PRO RATA based on order size. Because initial public offerings (IPOs) are usually available in limited

------
48

supply and in amounts too small to permit across-the-board pro rata allocations,
American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk.
Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, such as the funds described in this statement of additional information, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric.

A second factor in the bonus calculation relates to the performance of all
American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

------
49

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century
Companies, Inc. ("ACC"), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of March 31, 2005, the fund's most recent fiscal year end.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                                        AGGREGATE DOLLAR RANGE
                                                        OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Equity Income
                   Phillip N. Davidson                  E
                   -------------------------------------------------------------
                   Scott A. Moore                       B
--------------------------------------------------------------------------------
Large Company Value
                   Mark Mallon                          F
                   -------------------------------------------------------------
                   Charles A. Ritter                    E
                   -------------------------------------------------------------
                   Brendan Healy                        C
--------------------------------------------------------------------------------
Mid Cap Value
                   Phillip N. Davidson                  E
                   -------------------------------------------------------------
                   Scott A. Moore                       E
                   -------------------------------------------------------------
                   Michael Liss                         C
--------------------------------------------------------------------------------
Small Cap Value
                   Benjamin Z. Giele                    E
                   -------------------------------------------------------------
                   Kevin Laub                           D
--------------------------------------------------------------------------------
Value
                   Phillip N. Davidson                  C
                   -------------------------------------------------------------
                   Scott A. Moore                       E
                   -------------------------------------------------------------
                   Michael Liss                         D
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

------
50

EQUITY INDEX FUND

The information under this heading has been provided by BGFA, the subadvisor for the Equity Index Fund.

Other Accounts Managed

As of March 31, 2005, the individuals named as portfolio managers in the prospectus were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition to the Equity
Index Fund, as indicated in the table below. None of these portfolios or accounts has an advisory fee based on the performance of the portfolio or account.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------------------
                                         REGISTERED           OTHER POOLED
                                         INVESTMENT           INVESTMENT       OTHER
                                         COMPANIES            VEHICLES         ACCOUNTS
--------------------------------------------------------------------------------------------
Equity
Index
--------------------------------------------------------------------------------------------
Ed Corallo          Number of Other      63                   1                5
                    Accounts Managed
                                         ---------------------------------------------------
                    Assets in Other      $ 80,330,901,085     $ 177,374,769    $ 484,288,557
                    Accounts Managed
--------------------------------------------------------------------------------------------
Patrick O'Connor    Number of Other      63                   1                7
                    Accounts Managed
                                         ---------------------------------------------------
                    Assets in Other      $ 80,330,901,085     $ 177,374,769    $ 484,607,300
                    Accounts Managed
--------------------------------------------------------------------------------------------

Certain of the portfolios or accounts for which the portfolio managers are primarily responsible for the day-to-day management seek to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or sampling the securities that compose those indexes based on objective criteria and data. The portfolio managers are required to manage each portfolio or account to meet those objectives. Pursuant to Barclays Global
Investors (BGI) and BGFA policy, investment opportunities are allocated equitably among the Equity Index Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Equity Index Fund, seeking such investment opportunity. As a consequence, from time to time the Equity
Index Fund may receive a smaller allocation of an investment opportunity than they would have if the portfolio managers and BGFA and its affiliates did not manage other portfolios or accounts.

As of March 31, 2005, each portfolio manager receives a salary and is eligible to receive an annual bonus. Each portfolio manager's salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the portfolio manager's title, scope of responsibilities, experience and knowledge. Each portfolio manager's bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the portfolio manager's business unit, and an assessment of the portfolio manager's individual performance. The portfolio manager's salary and annual bonus are paid in cash. In addition, a portfolio manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a portfolio manager satisfied the requirements for being part of a "select group of management or highly compensated employees (within the meaning of ERISA section 401(a)" as so specified under the terms of BGI's Compensation Deferral Plan, the portfolio manager may elect to defer a portion of his or her bonus under that Plan.

------
51

Ownership of Securities

As of March 31, 2005, the fund's most recent fiscal year end, the portfolio managers beneficially owned no shares of the fund.

REAL ESTATE FUND

The information under this heading has been provided by JPMIM, the subadvisor for the Real Estate Fund.

Other Accounts Managed

The portfolio manager also is responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2005)
-----------------------------------------------------------------------------
                                    REGISTERED  OTHER POOLED
                                    INVESTMENT  INVESTMENT      OTHER
                                    COMPANIES   VEHICLES        ACCOUNTS
-----------------------------------------------------------------------------
Real Estate
-----------------------------------------------------------------------------
Scott W.       Number of Other      0           2               5
Blasdell       Accounts Managed
                                    -----------------------------------------
               Assets in Other      0           $221,000,000    $307,000,000
               Accounts Managed
-----------------------------------------------------------------------------

Potential Conflicts of Interest

The chart above shows the number, type and market value as of March 31, 2005 of the accounts other than the fund that are managed by the fund's portfolio manager. The potential material conflicts of interest that may arise in connection with the portfolio manager's management of the fund and the management of his other accounts include:

(1)  A conflict between investment strategy of the fund and the investment strategy of the other accounts managed by the portfolio manager.

(2)  A conflict in allocation of investment opportunities between the fund and the other accounts managed by the portfolio manager. However, the subadvisor's allocation practices are designed to achieve fair and equitable allocation of investment opportunities among its clients over time. Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with the subadvisor's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. For equity securities, partially completed orders generally will be allocated among accounts with similar investment objectives and strategies on a pro-rata average price basis, subject to certain limited exceptions. One such exception provides that if an allocation results in a de minimis allocation relative to the size of the account or its investment strategy, the allocation may be reallocated to other accounts. While aggregation of the fund's order for a security with orders for the subadvisor's other clients seeks to achieve an equitable allocation of the order between the fund and the subadvisor's other clients, it may adversely affect the size of the position the fund may obtain or the price paid or received by the fund.

(3)  The fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager.

------
52

Compensation

The subdvisor's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the subadvisor's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

Ownership of Securities

As of March 31, 2005, the fund's most recent fiscal year end, the portfolio manager beneficially owned no shares of the fund.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC, 4500 Main Street, Kansas City, Missouri 64111,
serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACS
LLC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 42.

Special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a

------
53

description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT ADVISOR on page 42. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York, 11245, and
Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas
City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP and an affiliate provide services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers. For Equity Index and the Real Estate Fund, the advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the subadvisor under the terms of the applicable investment subadvisory agreement.

The advisor, or the subadvisor, as the case may be, receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor or the subadvisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because the information and services may vary in amount, quality and reliability, its influence in selecting brokers varies from none to very substantial. The advisor or the subadvisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. The information and services will be in addition to and not in lieu of services to be performed by the advisor. The advisor does not use brokers that provide such information and services to reduce the expense of providing required services to the funds.

In the fiscal periods March 31, 2005, 2004, and 2003, the brokerage commissions of each fund were as follows.

------
54

FUND                   2005                     2004                  2003
--------------------------------------------------------------------------------
Equity                 $5,498,584(1)            $3,193,886            $2,902,522
Income
--------------------------------------------------------------------------------
Equity                 $43,485(2)               $179,658              $118,027
Index
--------------------------------------------------------------------------------
Large                  $409,532(1)              $184,972              $107,019
Company
Value
--------------------------------------------------------------------------------
Mid Cap                $80,775(1)               $295(3)               N/A
Value
--------------------------------------------------------------------------------
Real Estate            $3,465,071(1)            $1,898,968            $996,265
--------------------------------------------------------------------------------
Small Cap              $3,445,890               $3,229,782            $3,516,917
Value
--------------------------------------------------------------------------------
Value                  $5,351,928               $4,806,017            $4,224,298
--------------------------------------------------------------------------------

(1)  THE INCREASE IN BROKERAGE COMMISSIONS PAID BY THE FUND FOR THE FISCAL
     YEAR ENDED MARCH 31, 2005 IS A RESULT OF AN INCREASE IN SECURITIES
     PURCHASED BY THE FUND DUE TO A SUBSTANTIAL INFLOW OF ASSETS INTO THE FUND.

(2)  THE DECREASE IN BROKERAGE COMMISSIONS PAID BY THE FUND FOR THE FISCAL
     YEAR ENDED MARCH 31, 2005 IS A RESULT OF LOWER PORTFOLIO TURNOVER DURING
     THE SAME PERIOD.

(3)  FROM MARCH 31, 2004 (INCEPTION) TO MARCH 31, 2004.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for the same transactions because of the value of the brokerage and research services provided. Research services furnished by brokers through whom the funds make securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the funds' portfolios.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by
Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

                                                                 VALUE OF
                                                                 SECURITIES
                        BROKER, DEALER                           OWNED AS OF
FUND                    OR PARENT                                MARCH 31, 2005
--------------------------------------------------------------------------------
Equity                  Goldman Sachs                            $204,767,978
Income                  Group Inc.
                        ---------------------------------------------------------
                        Morgan Stanley                           $154,759,190
                        ---------------------------------------------------------
                        Citigroup Global                         $86,932,368
                        Markets Holdings, Inc.
                        ---------------------------------------------------------
                        Merrill Lynch & Co., Inc.                $48,563,238
---------------------------------------------------------------------------------

------
55

                                                                 VALUE OF
                                                                 SECURITIES
                          BROKER, DEALER                         OWNED AS OF
FUND                      OR PARENT                              MARCH 31, 2005
--------------------------------------------------------------------------------
Equity Index              Citigroup, Inc.                        $22,570,666
                          -------------------------------------------------------
                          Morgan Stanley                         $6,121,857
                          -------------------------------------------------------
                          American Express Co.                   $5,802,858
                          -------------------------------------------------------
                          Merrill Lynch & Co., Inc.              $5,062,700
                          -------------------------------------------------------
                          Goldman Sachs                          $4,744,419
                          Group Inc.
                          -------------------------------------------------------
                          Lehman Brothers                        $2,496,841
                          Holdings, Inc.
                          -------------------------------------------------------
                          Charles Schwab Corp.                   $1,170,299
                          -------------------------------------------------------
                          E*Trade Group Inc.                     $425,124
--------------------------------------------------------------------------------
Large                     Citigroup, Inc.                        $66,255,042
Company Value
                          -------------------------------------------------------
                          Morgan Stanley                         $21,646,225
                          -------------------------------------------------------
                          Merrill Lynch & Co., Inc.              $20,732,580
--------------------------------------------------------------------------------
Mid Cap                   Merrill Lynch & Co., Inc.              $539,694
Value
--------------------------------------------------------------------------------
Real Estate               None
--------------------------------------------------------------------------------
Small Cap                 Raymond                                $4,242,000
Value                     James Financial
--------------------------------------------------------------------------------
Value                     Citigroup, Inc.                        $55,080,981
                          ------------------------------------------------------
                          Merrill Lynch & Co., Inc.              $44,992,925
--------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian, and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus

------
56

of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to seven classes of shares: Investor Class, Institutional Class, A
Class, B Class, C Class, R Class and Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k)
and other retirement plans. The unified management fee for the A, B, C and R
Classes is the same as for Investor Class, but the A, B, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder
Services Plan (the A Class Plan, B Class Plan, C Class Plan and R Class Plan,
respectively and collectively with the Advisor Class Plan, the Plans) described below. The Plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C, R and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors [including a majority of directors who are not interested persons of the funds (as defined in the Investment
Company Act), hereafter referred to as the independent directors] determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information about revenues and expenses under the plans is presented to the Board of Directors quarterly for its consideration in continuing the plans.
Continuance of the plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by a majority of the outstanding shareholder votes of the affected class.

All fees paid under the plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A Class Plan

As described in the prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing

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57

through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds' distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2005, the aggregate amount of fees paid under the A Class Plan was:

Large Company Value     $399,386(1)
Value                    $78,777(2)

(1)  BEFORE A FEE REIMBURSEMENT OF $61 FOR SHAREHOLDER SERVICES.

(2)  BEFORE A FEE REIMBURSEMENT OF $163 FOR SHAREHOLDER SERVICES.

The distributor then makes these payments to the financial intermediaries who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

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58

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' B Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2005, the aggregate amount of fees paid under the B Class Plan was:

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59

Large Company Value      $94,039
Value                    $37,381

The distributor then makes these payments to the financial intermediaries who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

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60

C Class Plan

As described in the prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2005, the aggregate amount of fees paid under the C Class Plan was:

Equity Income          $510,969(1)
Large Company Value    $211,840
Small Cap Value         $36,580
Value                   $90,933(2)

(1)  BEFORE A FEE REIMBURSEMENT OF $1 FOR SHAREHOLDER SERVICES AND $2 FOR
     DISTRIBUTION SERVICES.

(2)  BEFORE A FEE REIMBURSEMENT OF $13 FOR SHAREHOLDER SERVICES AND $40 FOR
     DISTRIBUTION SERVICES.

The distributor then makes these payments to the financial intermediaries who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

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61

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

R Class Plan

As described in the prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses

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62

incurred by the distributor. During the fiscal year ended March 31, 2005, the aggregate amount of fees paid under the R Class Plan was:

Equity Income           $10,466(1)
Large Company Value      $6,916(2)

(1)  BEFORE A FEE REIMBURSEMENT OF $1,811 FOR DISTRIBUTION SERVICES.

(2)  BEFORE A FEE REIMBURSEMENT OF $583 FOR DISTRIBUTION SERVICES.

The distributor then makes these payments to the financial intermediaries who offer the R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

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63

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' advisor has reduced its management fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.50%
annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2005, the aggregate amount of fees paid under the Advisor Class Plan was:

Equity Income              $3,004,940(1)
Large Company Value          $294,168(2)
Mid Cap Value                    $182
Real Estate                  $591,154(3)
Small Cap Value            $2,690,792(4)
Value                      $1,127,234(5)

(1)  BEFORE A FEE REIMBURSEMENT OF $621 FOR DISTRIBUTION SERVICES.

(2)  BEFORE A FEE REIMBURSEMENT OF $1,084 FOR DISTRIBUTION SERVICES.

(3)  BEFORE A FEE REIMBURSEMENT OF $405 FOR DISTRIBUTION SERVICES.

(4)  BEFORE A FEE REIMBURSEMENT OF $269 FOR DISTRIBUTION SERVICES.

(5)  BEFORE A FEE REIMBURSEMENT OF $21 FOR DISTRIBUTION SERVICES.

The distributor then makes these payments to the financial intermediaries who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but not limited to:

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64

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that use the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
     distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares according to specific or preauthorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting for shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds
     (such as proxies, shareholder reports, annual and semiannual financial statements, and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended March 31, 2005, the aggregate amount of fees paid under the Advisor Class Plan by the funds for shareholder services was:

Equity Income                $1,502,470
Large Company Value            $147,084
Mid Cap Value                       $91
Real Estate                    $295,577
Small Cap Value              $1,345,396
Value                          $563,617

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell
     Advisor Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' investors and prospective investors;

(f)  receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information and shareholder reports;

(g)  providing facilities to answer questions from prospective investors about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting investors in completing application forms and selecting dividend and other account options;

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65

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this
     Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended March 31, 2005, the aggregate amount of fees paid under the Advisor Class Plan by the funds for distribution services was:

Equity Income               $1,502,470(1)
Large Company Value           $147,084(2)
Mid Cap Value                      $91
Real Estate                   $295,577(3)
Small Cap Value             $1,345,396(4)
Value                         $563,617(5)

(1)  BEFORE A FEE REIMBURSEMENT OF $621 FOR DISTRIBUTION SERVICES.

(2)  BEFORE A FEE REIMBURSEMENT OF $1,084 FOR DISTRIBUTION SERVICES.

(3)  BEFORE A FEE REIMBURSEMENT OF $405 FOR DISTRIBUTION SERVICES.

(4)  BEFORE A FEE REIMBURSEMENT OF $269 FOR DISTRIBUTION SERVICES.

(5)  BEFORE A FEE REIMBURSEMENT OF $21 FOR DISTRIBUTION SERVICES.

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled CHOOSING A
SHARE CLASS. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

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66

Shares of the A, B and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses.
The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

The aggregate CDSCs paid to the Distributor for the B Class shares in the fiscal year ended March 31, 2005, were:

Large Company Value                 $20,821
Value                                $3,650

The aggregate CDSCs paid to the Distributor for the C Class shares in the fiscal year ended March 31, 2005, were:

Equity Income                        $9,320
Large Company Value                  $3,087
Value                                $1,647

Dealer Concessions

The funds' distributor ex pects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares are as follows:

PURCHASE AMOUNT                                         DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                                              5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                            3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                                            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                                        1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                                        0.50%
--------------------------------------------------------------------------------
> $10,000,000                                                  0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in

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67

financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such
concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1-5.75%) = $5.31.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official closing price. When market quotations are not readily available, securities and other assets are valued at fair value as determined according to procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers according to procedures established by the Board of Directors.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Directors.

------
68

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined according to procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, these calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the fund in the manner in which they were realized by the fund.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70%
dividends received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

------
69

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of those holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. Alternatively, the fund may elect to recognize cumulative gains on such investments and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of March 31, 2005, the fund in the table below had the following capital loss carryover, which expires in the years and amounts listed. The other funds have no capital loss carryover. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

FUND               2009          2010            2011           2012          2013
--------------------------------------------------------------------------------------
Equity Index   ($2,917,398)  ($10,639,477)   ($49,081,783)  ($1,957,751)  ($1,992,016)
--------------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate on reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes, and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, postponing the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of those distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most, but not all, states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of these distributions in your own state.

------
70

TAXATION OF CERTAIN MORTGAGE REITS

The funds may invest in real estate investment trusts (REITs) that hold residual interests in real estate mortgage investment conduits. Under Treasury regulations, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a real estate mortgage investment conduit
(REMIC)(referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations provide that excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by them with the same consequences as if these shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business inclusion income, thus requiring the entity to pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements for the funds have been audited by Deloitte & Touche
LLP, independent registered public accounting firm. The funds' Report of
Independent Registered Public Accounting Firm and the financial statements included in the funds' annual reports for the fiscal year ended March 31, 2005, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectus, the funds invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectus and in this statement of additional information. The following is a summary of the rating categories referenced in the prospectus disclosure.

------
71

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA                 This is the highest rating assigned by S&P to a debt
                    obligation. It indicates an extremely strong capacity to
                    pay interest and repay principal.
--------------------------------------------------------------------------------
AA                  Debt rated in this category is considered to have a very
                    strong capacity to pay interest and repay principal. It
                    differs from the highest-rated obligations only in
                    small degree.
--------------------------------------------------------------------------------
A                   Debt rated A has a strong capacity to pay interest and
                    repay principal, although it is somewhat more susceptible
                    to the adverse effects of changes in circumstances and
                    economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB                 Debt rated in this category is regarded as having an
                    adequate capacity to pay interest and repay principal.
                    While it normally exhibits adequate protection
                    parameters, adverse economic conditions or changing
                    circumstances are more likely to lead to a weakened
                    capacity to pay interest and repay principal for debt in
                    this category than in higher-rated categories. Debt
                    rated below BBB is regarded as having significant
                    speculative characteristics.
--------------------------------------------------------------------------------
BB                  Debt rated in this category has less near-term
                    vulnerability to default than other speculative issues.
                    However, it faces major ongoing uncertainties or
                    exposure to adverse business, financial, or economic
                    conditions that could lead to inadequate capacity
                    to meet timely interest and principal payments. The
                    BB rating also is used for debt subordinated to senior
                    debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B                   Debt rated in this category is more vulnerable to
                    nonpayment than obligations rated BB, but currently
                    has the capacity to pay interest and repay principal.
                    Adverse business, financial, or economic conditions
                    will likely impair the obligor's capacity or willingness
                    to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC                 Debt rated in this category is currently vulnerable to
                    nonpayment and is dependent upon favorable business,
                    financial, and economic conditions to meet timely
                    payment of interest and repayment of principal. In the
                    event of adverse business, financial, or economic
                    conditions, it is not likely to have the capacity to pay
                    interest and repay principal. The CCC rating category
                    is also used for debt subordinated to senior debt that
                    is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC                  Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to
                    debt subordinated to senior debt that is assigned an
                    actual or implied CCC rating.
--------------------------------------------------------------------------------
C                   The rating C typically is applied to debt subordinated
                    to senior debt, and is currently highly vulnerable to
                    nonpayment of interest and principal. This rating may
                    be used to cover a situation where a bankruptcy
                    petition has been filed or similar action taken, but
                    debt service payments are being continued.
--------------------------------------------------------------------------------
D                   Debt rated in this category is in default. This rating is
                    used when interest payments or principal repayments
                    are not made on the date due even if the applicable
                    grace period has not expired, unless S&P believes that
                    such payments will be made during such grace period.
                    It also will be used upon the filing of a bankruptcy
                    petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

------
72

--------------------------------------------------------------------------------
MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa                        This is the highest rating assigned by Moody's
                           to a debt obligation. It indicates an extremely
                           strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa                         Debt rated in this category is considered to
                           have a very strong capacity to pay interest and
                           repay principal and differs from Aaa issues only
                           in a small degree. Together with Aaa debt, it
                           comprises what are generally known as
                           high-grade bonds.
--------------------------------------------------------------------------------
A                          Debt rated in this category possesses many
                           favorable investment attributes and is to be
                           considered as upper-medium-grade debt.
                           Although capacity to pay interest and repay
                           principal are considered adequate, it is
                           somewhat more susceptible to the adverse
                           effects of changes in circumstances and
                           economic conditions than debt in
                           higher-rated categories.
--------------------------------------------------------------------------------
Baa                        Debt rated in this category is considered as
                           medium-grade debt having an adequate
                           capacity to pay interest and repay principal.
                           While it normally exhibits adequate protection
                           parameters, adverse economic conditions or
                           changing circumstances are more likely to
                           lead to a weakened capacity to pay interest
                           and repay principal for debt in this category
                           than in higher-rated categories. Debt rated
                           below Baa is regarded as having significant
                           speculative characteristics.
--------------------------------------------------------------------------------
Ba                         Debt rated Ba has less near-term vulnerability
                           to default than other speculative issues.
                           However, it faces major ongoing uncertainties
                           or exposure to adverse business, financial or
                           economic conditions that could lead to
                           inadequate capacity to meet timely interest
                           and principal payments. Often the protection
                           of interest and principal payments may be
                           very moderate.
--------------------------------------------------------------------------------
B                          Debt rated B has a greater vulnerability to
                           default, but currently has the capacity to meet
                           financial commitments. Assurance of interest
                           and principal payments or of maintenance of
                           other terms of the contract over any long period
                           of time may be small. The B rating category
                           is also used for debt subordinated to senior
                           debt that is assigned an actual or implied
                           Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa                        Debt rated Caa is of poor standing, has a
                           currently identifiable vulnerability to default,
                           and is dependent upon favorable business,
                           financial and economic conditions to meet
                           timely payment of interest and repayment of
                           principal. In the event of adverse business,
                           financial or economic conditions, it is not
                           likely to have the capacity to pay interest and
                           repay principal. Such issues may be in default
                           or there may be present elements of danger
                           with respect to principal or interest. The Caa
                           rating is also used for debt subordinated to
                           senior debt that is assigned an actual or
                           implied B or B3 rating.
--------------------------------------------------------------------------------
Ca                         Debt rated in this category represent obligations
                           that are speculative in a high degree. Such
                           debt is often in default or has other marked
                           shortcomings.
--------------------------------------------------------------------------------
C                          This is the lowest rating assigned by Moody's,
                           and debt rated C can be regarded as having
                           extremely poor prospects of attaining
                           investment standing.
--------------------------------------------------------------------------------

------
73

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
AAA                          Debt rated in this category has the lowest
                             expectation of credit risk. Capacity for timely
                             payment of financial commitments is
                             exceptionally strong and highly unlikely to be
                             adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA                           Debt rated in this category has a very low
                             expectation of credit risk. Capacity for timely
                             payment of financial commitments is very
                             strong and not significantly vulnerable to
                             foreseeable events.
--------------------------------------------------------------------------------
A                            Debt rated in this category has a low
                             expectation of credit risk. Capacity for timely
                             payment of financial commitments is strong,
                             but may be more vulnerable to changes in
                             circumstances or in economic conditions
                             than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB                          Debt rated in this category currently has a low
                             expectation of credit risk and an adequate
                             capacity for timely payment of financial
                             commitments. However, adverse changes
                             in circumstances and in economic conditions
                             are more likely to impair this capacity. This is
                             the lowest investment grade category.
--------------------------------------------------------------------------------
BB                           Debt rated in this category has a possibility of
                             developing credit risk, particularly as the result
                             of adverse economic change over time.
                             However, business or financial alternatives
                             may be available to allow financial
                             commitments to be met. Securities rated in
                             this category are not investment grade.
--------------------------------------------------------------------------------
B                            Debt rated in this category has significant
                             credit risk, but a limited margin of safety
                             remains. Financial commitments currently are
                             being met, but capacity for continued debt
                             service payments is contingent upon a
                             sustained, favorable business and economic
                             environment.
--------------------------------------------------------------------------------
CCC, CC, C                   Debt rated in these categories has a real
                             possibility for default. Capacity for meeting
                             financial commitments depends solely upon
                             sustained, favorable business or economic
                             developments. A CC rating indicates that
                             default of some kind appears probable; a
                             C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D                   The ratings of obligations in these categories
                             are based on their prospects for achieving
                             partial or full recovery in a reorganization or
                             liquidation of the obligor. While expected
                             recovery values are highly speculative and
                             cannot be estimated with any precision, the
                             following serve as general guidelines. DDD
                             obligations have the highest potential for
                             recovery, around 90%-100% of outstanding
                             amounts and accrued interest. DD indicates
                             potential recoveries in the range of 50%-90%
                             and D the lowest recovery potential, i.e.,
                             below 50%.
                             Entities rated in these categories have
                             defaulted on some or all of their obligations.
                             Entities rated DDD have the highest prospect
                             for resumption of performance or continued
                             operation with or without a formal
                             reorganization process. Entities rated DD
                             and D are generally undergoing a formal
                             reorganization or liquidation process; those
                             rated DD are likely to satisfy a higher portion
                             of their outstanding obligations, while
                             entities rated D have a poor prospect of
                             repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

------
74

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P             MOODY'S              DESCRIPTION
--------------------------------------------------------------------------------
A-1             Prime-1              This indicates that the degree of
                (P-1)                safety regarding timely payment is
                                     strong. Standard & Poor's rates those
                                     issues determined to possess
                                     extremely strong safety
                                     characteristics as A-1+.
--------------------------------------------------------------------------------
A-2             Prime-2              Capacity for timely payment on
                (P-2)                commercial paper is satisfactory,
                                     but the relative degree of safety is
                                     not as high as for issues designated
                                     A-1. Earnings trends and coverage
                                     ratios, while sound, will be more
                                     subject to variation. Capitalization
                                     characteristics, while still appropriate,
                                     may be more affected by external
                                     conditions. Ample alternate liquidity
                                     is maintained.
--------------------------------------------------------------------------------
A-3             Prime-3              Satisfactory capacity for timely
                (P-3)                repayment. Issues that carry
                                     this rating are somewhat more
                                     vulnerable to the adverse
                                     changes in circumstances than
                                     obligations carrying the
                                     higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P               MOODY'S                    DESCRIPTION
--------------------------------------------------------------------------------
SP-1              MIG-1; VMIG-1              Notes are of the highest quality
                                             enjoying strong protection from
                                             established cash flows of funds
                                             for their servicing or from
                                             established and broad-based
                                             access to the market for
                                             refinancing, or both.
--------------------------------------------------------------------------------
SP-2              MIG-2; VMIG-2              Notes are of high quality with
                                             ample margins of protection,
                                             although not so large as in the
                                             preceding group.
--------------------------------------------------------------------------------
SP-3              MIG-3; VMIG-3              Notes are of favorable quality
                                             with all security elements
                                             accounted for, but lacking the
                                             undeniable strength of the
                                             preceding grades. Market
                                             access for refinancing, in
                                             particular, is less likely to be
                                             well-established.
--------------------------------------------------------------------------------
SP-4              MIG-4; VMIG-4              Notes are of adequate
                                             quality, carrying specific risk
                                             but having protection and not
                                             distinctly or predominantly
                                             speculative.
--------------------------------------------------------------------------------

------
75

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

*  an employer-sponsored retirement plan

*  a bank

*  a broker-dealer

*  an insurance company

*  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON            SEC Public Reference Room
                     Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      * EDGAR database at sec.gov
                     * By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section
                     Washington, D.C. 20549-0102

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-43688 0507

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

PART C    OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Articles of Incorporation of Twentieth Century Capital Portfolios,
Inc., dated June 11, 1993 (filed  electronically as Exhibit 1a to Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872, and incorporated herein by reference).

          (2) Articles  Supplementary of Twentieth  Century Capital  Portfolios,
Inc., dated April 24, 1995 (filed electronically as Exhibit a2 to Post-Effective
Amendment No. 24 to the Registration  Statement of the Registrant on October 10,
2002, File No. 33-64872, and incorporated herein by reference).

          (3) Articles  Supplementary of Twentieth  Century Capital  Portfolios,
Inc., dated March 11, 1996 (filed electronically as Exhibit 1b to Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872, and incorporated herein by reference).

          (4) Articles  Supplementary of Twentieth  Century Capital  Portfolios,
Inc.,  dated  September  9,  1996  (filed   electronically   as  Exhibit  a3  to
Post-Effective  Amendment No. 15 to the Registration Statement of the Registrant
on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

          (5) Articles of Amendment of  Twentieth  Century  Capital  Portfolios,
Inc.,  dated  December  2,  1996  (filed   electronically   as  Exhibit  b1c  to
Post-Effective  Amendment No. 7 to the Registration  Statement of the Registrant
on March 3, 1997, File No. 33-64872, and incorporated herein by reference).

          (6) Articles  Supplementary  of American  Century Capital  Portfolios,
Inc.,  dated  December  2,  1996  (filed   electronically   as  Exhibit  b1d  to
Post-Effective  Amendment No. 7 to the Registration  Statement of the Registrant
on March 3, 1997, File No. 33-64872, and incorporated herein by reference).

          (7) Articles  Supplementary  of American  Century Capital  Portfolios,
Inc.,   dated  April  30,  1997   (filed   electronically   as  Exhibit  b1e  to
Post-Effective  Amendment No. 8 to the Registration  Statement of the Registrant
on May 21, 1997, File No. 33-64872, and incorporated herein by reference).

          (8)  Certificate of Correction to Articles  Supplementary  of American
Century Capital  Portfolios,  Inc., dated May 15, 1997 (filed  electronically as
Exhibit b1f to Post-Effective  Amendment No. 8 to the Registration  Statement of
the Registrant on May 21, 1997, File No. 33-64872,  and  incorporated  herein by reference).

          (9) Articles of Merger merging RREEF  Securities  Fund,  Inc. with and into  American  Century  Capital  Portfolios,  Inc.,  dated June 13, 1997 (filed electronically  as  Exhibit  a8  to  Post-Effective  Amendment  No.  15  to  the
Registration Statement of the Registrant on May 14, 1999, File No. 33-64872, and
incorporated herein by reference).

          (10) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  December  18,  1997  (filed   electronically  as  Exhibit  b1g  to
Post-Effective  Amendment No. 9 to the Registration  Statement of the Registrant
on February 17, 1998, File No. 33-64872, and incorporated herein by reference).

          (11) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 1, 1998 (filed  electronically as Exhibit b1h to Post-Effective
Amendment  No. 11 to the  Registration  Statement of the  Registrant on June 26,
1998, File No. 33-64872, and incorporated herein by reference).

          (12) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  January  29,  1999  (filed   electronically   as  Exhibit  b1i  to
Post-Effective  Amendment No. 14 to the Registration Statement of the Registrant
on December 29, 1998, File No. 33-64872, and incorporated herein by reference).

          (13) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  February  16,  1999  (filed   electronically  as  Exhibit  a12  to
Post-Effective  Amendment No. 15 to the Registration Statement of the Registrant
on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

          (14)  Certificate of Correction to Articles  Supplementary of American
Century Capital  Portfolios,  Inc., dated May 12, 1999 (filed  electronically as
Exhibit a15 to Post-Effective  Amendment No. 24 to the Registration Statement of
the Registrant on October 10, 2002, File No. 33-64872,  and incorporated  herein by reference).

          (15) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 2, 1999 (filed  electronically as Exhibit a13 to Post-Effective
Amendment  No. 16 to the  Registration  Statement of the  Registrant on July 29,
1999, File No. 33-64872, and incorporated herein by reference).

          (16) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 8, 2000 (filed  electronically as Exhibit a14 to Post-Effective
Amendment  No. 17 to the  Registration  Statement of the  Registrant on July 28,
2000, File No. 33-64872, and incorporated herein by reference).

          (17) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated March 5, 2001 (filed electronically as Exhibit a15 to Post-Effective
Amendment No. 20 to the  Registration  Statement of the  Registrant on April 20,
2001, File No. 33-64872, and incorporated herein by reference).

          (18) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 4, 2001 (filed electronically as Exhibit a16 to Post-Effective
Amendment No. 20 to the  Registration  Statement of the  Registrant on April 20,
2001, File No. 33-64872, and incorporated herein by reference).

          (19) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated May 21, 2001 (filed  electronically as Exhibit a17 to Post-Effective
Amendment  No. 21 to the  Registration  Statement of the  Registrant on July 30,
2001, File No. 33-64872, and incorporated herein by reference).

          (20) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,   dated  August  23,  2001  (filed   electronically   as  Exhibit  a18  to
Post-Effective  Amendment No. 22 to the Registration Statement of the Registrant
on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

          (21) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated March 6, 2002 (filed electronically as Exhibit a19 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (22) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 4, 2002 (filed electronically as Exhibit a20 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (23) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 14, 2002 (filed electronically as Exhibit a21 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (24)  Certificate of Correction to Articles  Supplementary of American
Century Capital Portfolios,  Inc., dated June 17, 2002 (filed  electronically as
Exhibit a22 to Post-Effective  Amendment No. 22 to the Registration Statement of
the Registrant on July 30, 2002, File No. 33-64872,  and incorporated  herein by reference).

          (25) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated July 12, 2002 (filed electronically as Exhibit a23 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (26) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,   dated   August  6,  2003  (filed   electronically   as  Exhibit  a26  to
Post-Effective  Amendment No. 28 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-64872, and incorporated herein by reference).

          (27) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  November  5,  2003  (filed   electronically   as  Exhibit  a27  to
Post-Effective  Amendment No. 30 to the Registration Statement of the Registrant
on March 29, 2004, File No. 33-64872, and incorporated herein by reference).

          (28) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  January  12,  2004  (filed   electronically   as  Exhibit  a28  to
Post-Effective  Amendment No. 30 to the Registration Statement of the Registrant
on March 29, 2004, File No. 33-64872, and incorporated herein by reference).

          (29) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 1, 2004 (filed electronically as Exhibit a29 to Post-Effective
Amendment  No. 31 to the  Registration  Statement of the  Registrant  on May 26,
2004, File No. 33-64872, and incorporated herein by reference).

          (30) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 7, 2004 (filed  electronically as Exhibit a30 to Post-Effective
Amendment  No. 32 to the  Registration  Statement of the  Registrant on July 29,
2004, File No. 33-64872, and incorporated herein by reference).

          (31) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 21, 2004 (filed electronically as Exhibit a31 to Post-Effective
Amendment  No. 32 to the  Registration  Statement of the  Registrant on July 29,
2004, File No. 33-64872, and incorporated herein by reference).

          (32) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 22, 2005, are included herein.

     (b)  Amended  and  Restated  By-Laws,   dated  September  21,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  33  to  the
Registration Statement of the Registrant on May 16, 2005, File No. 33-64872, and
incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  Fifth,  Article  Seventh  and Article  Eighth of  Registrant's
Articles of Incorporation, appearing as Exhibit 1a herein, and Sections 3, 4, 5,
6, 7, 8, 9, 10, 11,  22,  25,  30,  31,  32,  33, 39, 40 and 51 of  Registrant's
Amended and  Restated  By-Laws,  incorporated  herein by  reference as Exhibit b hereto.

     (d)  (1) Amended and Restated  Management  Agreement with American  Century
Investment Management, Inc., dated July 29, 2005, is included herein.

          (2) Subadvisory  Agreement  between  Barclays Global Fund Advisers and
American  Century  Investment  Management,  Inc.,  dated January 29, 1999 (filed electronically  as  Exhibit  b5d  to  Post-Effective  Amendment  No.  14 to  the
Registration Statement of the Registrant,  File No. 33-64872,  filed on December
29, 1998, and incorporated herein by reference).

          (3)  Subadvisory  Agreement by and between  American  Century  Capital
Portfolios,  Inc., American Century Investment Management,  Inc. and J.P. Morgan
Investment  Management,  Inc.,  dated  January  1, 2000  (filed as Exhibit d2 to
Post-Effective Amendment No. 17 to the Registration Statement of the Registrant,
File  No.  33-64872,  filed  on  July  28,  2000,  and  incorporated  herein  by reference).

     (e) Amended and  Restated  Distribution  Agreement  with  American  Century
Investment Services,  Inc., dated July 29, 2005 (filed electronically as Exhibit
e to Post-Effective  Amendment No. 111 to the Registration Statement of American
Century Mutual Funds, Inc. on July 28, 2005, File No. 2-14213,  and incorporated herein by reference).

     (f)  Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to Global  Custody  Agreement  with The Chase  Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

     (h)  (1) Transfer Agency Agreement with Twentieth Century  Services,  Inc., dated  August 1,  1993  (filed  electronically  as  Exhibit 9 to  Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872, and incorporated herein by reference).

          (2) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century Target  Maturities  Trust, on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (3) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (4) Customer  Identification Program Reliance Agreement,  dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc.  on  September  1,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

     (i)  Opinion  and  Consent of  Counsel,  dated July 28,  2005,  is included herein.

     (j)  (1) Consent of Deloitte & Touche LLP,  independent  registered  public accounting firm, dated July 25, 2005, is included herein.

          (2) Power of Attorney,  dated November 16, 2004 (filed  electronically as Exhibit j2 to Post-Effective  Amendment No. 106 to the Registration Statement
of American  Century Mutual Funds,  Inc. on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (3)   Secretary's   Certificate,   dated   November  16,  2004  (filed
electronically  as  Exhibit  j3 to  Post-Effective  Amendment  No.  106  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed  electronically as Exhibit b15a to Post-Effective
Amendment No. 9 to the Registration  Statement of the Registrant on February 17,
1998, File No. 33-64872, and incorporated herein by reference).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
American  Century Mutual Funds,  Inc. on July 17, 1997,  File No.  2-14213,  and
incorporated herein by reference).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213,  and
incorporated herein by reference).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
the Registrant on June 26, 1998, File No. 33-64872,  and incorporated  herein by reference).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
American  Century  World  Mutual  Funds,  Inc. on November  13,  1998,  File No.
33-39242, and incorporated herein by reference).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 83 to the Registration  Statement of
American Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
the Registrant on July 29, 1999, File No. 33-64872,  and incorporated  herein by reference).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to Post-Effective  Amendment No. 87 to the Registration  Statement of
American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
American  Century World Mutual Funds,  Inc. on May 24, 2000, File No.  33-39242,
and incorporated herein by reference).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
American Century World Mutual Funds,  Inc. on April 19, 2001, File No. 33-39242,
and incorporated herein by reference).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
American Century Mutual Funds, Inc. on December 13, 2001, File No. 2-14213,  and
incorporated herein by reference).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (13)  Amendment  No. 12 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2004 (filed  electronically  as
Exhibit m13 to Post-Effective  Amendment No. 32 to the Registration Statement of
the Registrant on July 29, 2004, File No. 33-64872,  and incorporated  herein by reference).

          (14) Master Distribution and Individual  Shareholder  Services Plan (C
Class),   dated  March  1,  2001  (filed   electronically   as  Exhibit  m11  to
Post-Effective  Amendment  No.  24 to the  Registration  Statement  of  American
Century  World Mutual  Funds,  Inc. on April 19, 2001,  File No.  33-39242,  and
incorporated herein by reference).

          (15) Amendment No. 1 to Master Distribution and Individual Shareholder
Services Plan (C Class),  dated April 30, 2001 (filed  electronically as Exhibit
m12 to Post-Effective Amendment No. 24 to the Registration Statement of American
Century  World Mutual  Funds,  Inc. on April 19, 2001,  File No.  33-39242,  and
incorporated herein by reference).

          (16) Amendment No. 2 to Master Distribution and Individual Shareholder
Services  Plan (C Class),  dated  September  3, 2002  (filed  electronically  as
Exhibit m15 to Post-Effective  Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (17)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m16  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (18)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (C  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  20 to  the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (19)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m19  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (20) Master Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (21)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (22)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (23)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (24)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (25) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (26)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class)   dated   February   27,  2004  (filed
electronically  as  Exhibit  m20  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (27)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as Exhibit  m26 to  Post-Effective  No. 106 to the  Registration
Statement of American Century Mutual Funds,  Inc. on November 29, 2004, File No.
2-14213, and incorporated herein by reference).

          (28)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (29)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (30) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (31)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (32)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (R  Class),   dated   February  24,  2005  (filed
electronically  as Exhibit m30 to  Post-Effective  Amendment  No. 22 of American
Century Strategic Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,
and incorporated herein by reference).

          (33)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class),  dated July 29, 2005 (filed  electronically as Exhibit m33 to Post-Effective Amendment No. 111 to the Registration Statement
of American Century Mutual Funds,  Inc. on July 28, 2005, File No. 2-14213,  and
incorporated herein by reference).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File  No.2-82734,  and  incorporated  herein  by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated February 27, 2004 (filed  electronically  as Exhibit n4 to  Post-Effective
Amendment  No. 104 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on February 26, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity  Funds,  Inc., on April 29, 2004,  File No.  33-19589,  and  incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust,  on July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated September 30, 2004 (filed  electronically  as Exhibit n7 to Post-Effective
Amendment No. 20 to the  Registration  Statement of American  Century  Strategic
Asset  Allocations,  Inc.,  on  September  29,  2004,  File  No.  33-79482,  and
incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 of American Century Strategic Asset Allocations,  Inc. on March
30, 2005, File No. 33-79482, and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated  Multiple Class Plan,
dated July 29,  2005  (filed  electronically  as Exhibit  n10 to  Post-Effective
Amendment  No. 111 to the  Registration  Statement  of American  Century  Mutual
Funds,  Inc. on July 28, 2005,  File No.  2-14213,  and  incorporated  herein by reference).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 38 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 29,
2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended March 4, 2000 (filed electronically  as  Exhibit  p2 to  Post-Effective  Amendment  No.  106  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (3) Barclays  Code of Ethics  (filed  electronically  as Exhibit p2 to
Post-Effective  Amendment  No.  30 to the  Registration  Statement  of  American
Century  Variable  Portfolios,  Inc. on April 12, 2001, File No.  33-14567,  and
incorporated herein by reference).

          (4) J.P.  Morgan  Investment  Management,  Inc.  Code of Ethics (filed electronically  as  Exhibit  p3  to  Post-Effective  Amendment  No.  20  to  the
Registration  Statement of the Registrant on April 20, 2001, File No.  33-64872,
and incorporated herein by reference).

Item 24.  Persons Controlled by or Under Common Control with Fund

The  persons  who  serve as the  directors  of the  Registrant  also  serve,  in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25.  Indemnification

     The  Registrant  is a Maryland  corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article Eighth of the Registrant's  Articles of Incorporation  requires the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26.  Business and Other Connections of Investment Advisor

     None

Item 27.  Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The  following is a list of the  directors  and  executive  officers of
ACIS:

Name and Principal       Positions and Offices            Positions and Offices
Business Address*        with Underwriter                 with Registrant
--------------------------------------------------------------------------------
James E. Stowers, Jr.    Director                         Director and
                                                          Co-Vice Chairman

James E. Stowers III     Chairman and Director            Director and
                                                          Co-Vice Chairman

William M. Lyons         President, Chief Executive       President
                         Officer and Director

Robert T. Jackson        Executive Vice President,        Executive Vice
                         Chief Financial Officer          President
                         and Chief Accounting Officer

Donna Byers              Senior Vice President            none

Brian Jeter              Senior Vice President            none

Mark Killen              Senior Vice President            none

David Larrabee           Senior Vice President            none

Barry Mayhew             Senior Vice President            none

David C. Tucker          Senior Vice President            Senior Vice
                         and General Counsel              President and
                                                          General Counsel

Clifford Brandt          Chief Compliance Officer         none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28.  Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession  of American  Century  Capital  Portfolios,  Inc.,  American  Century
Services, LLC and American Century Investment  Management,  Inc., all located at
4500 Main Street, Kansas City, Missouri 64111.

Item 29.  Management Services - Not applicable.

Item 30.  Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized,  in the City of Kansas  City,  State of  Missouri on the 28th day of
July, 2005.

                           AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
                           (Registrant)

                           By:  /*/ William M. Lyons
                                ----------------------------------------------
                                President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                         TITLE                           DATE
---------                         -----                           ----

*William M. Lyons           President and                     July 28, 2005
----------------------      Principal Executive Officer
William M. Lyons

*Maryanne Roepke            Senior Vice President,            July 28, 2005
----------------------      Treasurer and Chief Accounting
Maryanne Roepke             Officer

*James E. Stowers, Jr.      Co-Vice Chairman of the           July 28, 2005
----------------------      Board and Director
James E. Stowers, Jr.

*James E. Stowers III       Co-Vice Chairman of the           July 28, 2005
----------------------      Board and Director
James E. Stowers III

*Thomas A. Brown            Director                          July 28, 2005
----------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.      Director                          July 28, 2005
----------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock           Director                          July 28, 2005
----------------------
D. D. (Del) Hock

*Donald H. Pratt            Chairman of the Board             July 28, 2005
----------------------      and Director
Donald H. Pratt

*Gale E. Sayers             Director                          July 28, 2005
----------------------
Gale E. Sayers

*M. Jeannine Strandjord     Director                          July 28, 2005
----------------------
M. Jeannine Strandjord

*Timothy S. Webster         Director                          July 28, 2005
----------------------
Timothy S. Webster

*By:  /s/ Brian L. Brogan
      -----------------------------------------
      Brian L. Brogan
      Attorney-in-Fact (pursuant to a
      Power of Attorney dated
      November 16, 2004)